UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file

number                                                                  811-02699

                                                             AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

                                                     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

                                         Sheri Morris   11 Greenway Plaza, Suite 1000 Houston, Texas 77046

    (Name and address of agent for service)

Registrant’s telephone number, including area code:         (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:      6/30/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2016

Invesco Alternative Strategies Fund
Nasdaq:
A: LQLAX ■ C: LQLCX ■ R: LQLRX ■ Y: LQLYX ■ R5: LQLFX ■ R6: LQLSX

2         Fund Performance

3         Letters to Shareholders

4         Schedule of Investments

5         Financial Statements

7         Notes to Financial Statements

12       Financial Highlights

13       Fund Expenses

14       Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.00%
Class C Shares	2.80
Class R Shares	3.01
Class Y Shares	3.21
Class R5 Shares	3.33
Class R6 Shares	3.33
Citigroup 90-Day Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.12
Lipper Alternative Multi-Strategy Funds Classification Average¡ (Peer Group)	0.81
Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The Citigroup 90-Day Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.

    The Lipper Alternative Multi-Strategy Funds Classification Average represents an average of all funds in the Lipper Alternative Multi-Strategy Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.75%, 2.50%, 2.00%, 1.50%, 1.50% and 1.50%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 48.33%, 49.08%,

48.58%, 48.08%, 47.79% and 47.79%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (10/14/14)	-2.01%
1 Year	-1.68
Class C Shares
Inception (10/14/14)	0.55%
1 Year	2.36
Class R Shares
Inception (10/14/14)	1.04%
1 Year	3.79
Class Y Shares
Inception (10/14/14)	1.64%
1 Year	4.41
Class R5 Shares
Inception (10/14/14)	1.58%
1 Year	4.41
Class R6 Shares
Inception (10/14/14)	1.58%
1 Year	4.41

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 1.02% for Invesco Alternative Strategies Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2017. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Alternative Strategies Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

3                             Invesco Alternative Strategies Fund

Schedule of Investments

June 30, 2016

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–100.62%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Alternative Funds–4.62%
Powershares DB Base Metals Fund–ETF(b)	2.53%	$19,970	$9,985	$(3,889)	$3,972	$(662)	$—	2,189	$29,376
Powershares DB Silver Fund–ETF (b)	2.09%	16,534	5,478	(3,981)	6,492	(344)	—	813	24,179
Total Alternative Funds		36,504	15,463	(7,870)	10,464	(1,006)	—		53,555

Asset Allocation Funds–36.75%
Invesco Balanced-Risk Allocation Fund	18.10%	136,551	99,651	(45,077)	23,491	(4,829)	—	18,370	209,787
Invesco Balanced-Risk Commodity Strategy Fund(b)	2.35%	18,186	8,640	(3,131)	4,021	(463)	—	3,775	27,253
Invesco Global Markets Strategy Fund	16.30%	132,724	87,154	(38,944)	8,675	(736)	—	18,737	188,873
Total Asset Allocation Funds		287,461	195,445	(87,152)	36,187	(6,028)	—		425,913

Domestic Equity Funds–19.86%
Invesco All Cap Market Neutral Fund	15.83%	152,531	98,597	(63,118)	(3,841)	(731)	—	18,381	183,438
Invesco Long/Short Equity Fund	4.03%	30,984	21,893	(5,548)	(273)	(337)	—	4,391	46,719
Total Domestic Equity Funds		183,515	120,490	(68,666)	(4,114)	(1,068)	—		230,157

Fixed-Income Funds–1.92%
Invesco Floating Rate Fund	1.92%	17,349	7,593	(3,099)	771	(338)	485	3,060	22,276

Foreign Equity Funds–32.61%
Invesco Global Infrastructure Fund	3.77%	36,420	17,935	(15,849)	6,885	(1,648)	306	4,445	43,743
Invesco Global Market Neutral Fund	17.69%	162,257	103,490	(53,013)	(7,032)	(625)	—	20,841	205,077
Invesco Macro Long/Short Fund	11.15%	104,523	62,395	(36,291)	1,398	(2,827)	—	14,182	129,198
Total Foreign Equity Funds		303,200	183,820	(105,153)	1,251	(5,100)	306		378,018

Real Estate Funds–3.88%
Invesco Global Real Estate Fund	3.88%	35,061	18,940	(11,591)	3,413	(819)	388	3,389	45,004

Money Market Funds–0.98%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	0.49%	20,576	270,320	(285,230)	—	—	15	5,666	5,666
Premier Portfolio–Institutional Class, 0.40%(c)	0.49%	20,576	270,320	(285,230)	—	—	13	5,666	5,666
Total Money Market Funds		41,152	540,640	(570,460)	—	—	28		11,332
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,156,957)	100.62%	$904,242	$1,082,391	$(853,991)	$47,972	$(14,359)	$1,207		$1,166,255
OTHER ASSETS LESS LIABILITIES	(0.62)%								(7,149)
NET ASSETS	100.00%								$1,159,106

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition*

By security type, based on total investments

Equity Funds	56.0%
Alternative Funds	36.5
Exchange-Traded Funds	4.6
Fixed Income Funds	1.9
Money Market Funds	1.0

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Alternative Strategies Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,156,957)	$1,166,255
Receivable for:
Fund shares sold	15
Dividends — affiliated underlying funds	93
Fund expenses absorbed	2,881
Investment for trustee deferred compensation and retirement plans	2,408
Other assets	22,765
Total assets	1,194,417

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	5,629
Accrued trustees’ and officers’ fees and benefits	595
Accrued other operating expenses	26,679
Trustee deferred compensation and retirement plans	2,408
Total liabilities	35,311
Net assets applicable to shares outstanding	$1,159,106

Net assets consist of:
Shares of beneficial interest	$1,180,763
Undistributed net investment income (loss)	(3,513)
Undistributed net realized gain (loss)	(27,442)
Net unrealized appreciation	9,298
$1,159,106

Net Assets:
Class A	$644,178
Class C	$155,516
Class R	$17,668
Class Y	$322,474
Class R5	$9,635
Class R6	$9,635

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	67,073
Class C	16,327
Class R	1,844
Class Y	33,460
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.60
Maximum offering price per share
(Net asset value of $9.60 ÷ 94.50%)	$10.16
Class C:
Net asset value and offering price per share	$9.53
Class R:
Net asset value and offering price per share	$9.58
Class Y:
Net asset value and offering price per share	$9.64
Class R5:
Net asset value and offering price per share	$9.63
Class R6:
Net asset value and offering price per share	$9.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Alternative Strategies Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$1,207

Expenses:
Advisory fees	729
Administrative services fees	24,863
Custodian fees	4,931
Distribution fees:
Class A	675
Class C	638
Class R	43
Transfer agent fees — A, C, R and Y	2,211
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	9,633
Registration and filing fees	32,999
Reports to shareholders	6,916
Professional services fees	18,067
Other	4,499
Total expenses	106,214
Less: Fees waived and expenses reimbursed	(103,215)
Net expenses	2,999
Net investment income (loss)	(1,792)

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares:
Net realized gain (loss) on sales of affiliated underlying fund shares	(14,359)
Change in net unrealized appreciation of affiliated underlying fund shares	47,972
Net gain from affiliated underlying funds	33,613
Net increase in net assets resulting from operations	$31,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Alternative Strategies Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(1,792)	$25,273
Net realized gain (loss)	(14,359)	(6,746)
Change in net unrealized appreciation (depreciation)	47,972	(31,377)
Net increase (decrease) in net assets resulting from operations	31,821	(12,850)

Distributions to shareholders from net investment income:
Class A	—	(20,322)
Class C	—	(2,788)
Class R	—	(723)
Class Y	—	(10,795)
Class R5	—	(411)
Class R6	—	(411)
Total distributions from net investment income	—	(35,450)

Distributions to shareholders from net realized gains:
Class A	—	(1,156)
Class C	—	(174)
Class R	—	(43)
Class Y	—	(591)
Class R5	—	(22)
Class R6	—	(22)
Total distributions from net realized gains	—	(2,008)

Share transactions–net:
Class A	136,798	366,449
Class C	51,126	83,830
Class R	(886)	1,256
Class Y	57,253	(38,255)
Net increase in net assets resulting from share transactions	244,291	413,280
Net increase in net assets	276,112	362,972

Net assets:
Beginning of period	882,994	520,022
End of period (includes undistributed net investment income (loss) of $(3,513) and $(1,721), respectively)	$1,159,106	$882,994

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Alternative Strategies Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations or the underlying funds without shareholder approval. The underlying funds may engage in a number of investment

7                         Invesco Alternative Strategies Fund

techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying

8                         Invesco Alternative Strategies Fund

funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 9.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 1.02% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.75%, 2.50%, 2.00%, 1.50%, 1.50% and 1.50%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

9                         Invesco Alternative Strategies Fund

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $729, reimbursed fund level expenses of $100,266 and reimbursed class level expenses of $1,252, $296, $40, $622, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $323 in front-end sales commissions from the sale of Class A shares.

The underlying Invesco funds pay no distribution fees for Class Y and Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

10                         Invesco Alternative Strategies Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2015.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $541,751 and $283,531, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,597
Aggregate unrealized (depreciation) of investment securities	(18,172)
Net unrealized appreciation (depreciation) of investment securities	$(4,575)

Cost of investments for tax purposes is $1,170,830.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	21,233	$199,238	43,322	$426,003
Class C	8,944	83,598	8,520	81,281
Class R	—	—	92	896
Class Y	22,943	215,693	12,130	118,904

Issued as reinvestment of dividends:
Class A	—	—	1,826	17,090
Class C	—	—	276	2,579
Class R	—	—	39	360
Class Y	—	—	729	6,833

Reacquired:
Class A	(6,700)	(62,440)	(7,914)	(76,644)
Class C	(3,488)	(32,472)	(3)	(30)
Class R	(96)	(886)	—	—
Class Y	(16,899)	(158,440)	(16,471)	(163,992)
Net increase in share activity	25,937	$244,291	42,546	$413,280

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

11                         Invesco Alternative Strategies Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$9.32	$(0.02)	$0.30	$0.28	$—	$—	$—	$9.60	3.00%	$644	0.59	%(e)	21.84	%(e)	(0.34	)%(e)	29%
Year ended 12/31/15	9.95	0.41	(0.62)	(0.21)	(0.40)	(0.02)	(0.42)	9.32	(2.15)	489	0.52		47.31		4.19		52
Year ended 12/31/14(f)	10.00	0.15	(0.01)	0.14	(0.19)	—	(0.19)	9.95	1.39	152	0.52	(g)	97.85	(g)	6.96	(g)	3
Class C
Six months ended 06/30/16	9.28	(0.05)	0.30	0.25	—	—	—	9.53	2.69	156	1.34	(e)	22.59	(e)	(1.09	)(e)	29
Year ended 12/31/15	9.95	0.33	(0.62)	(0.29)	(0.36)	(0.02)	(0.38)	9.28	(2.90)	101	1.27		48.06		3.44		52
Year ended 12/31/14(f)	10.00	0.14	(0.02)	0.12	(0.17)	—	(0.17)	9.95	1.23	21	1.27	(g)	98.60	(g)	6.21	(g)	3
Class R
Six months ended 06/30/16	9.31	(0.03)	0.30	0.27	—	—	—	9.58	2.90	18	0.84	(e)	22.09	(e)	(0.59	)(e)	29
Year ended 12/31/15	9.95	0.39	(0.63)	(0.24)	(0.38)	(0.02)	(0.40)	9.31	(2.38)	18	0.77		47.56		3.94		52
Year ended 12/31/14(f)	10.00	0.15	(0.02)	0.13	(0.18)	—	(0.18)	9.95	1.34	18	0.77	(g)	98.10	(g)	6.71	(g)	3
Class Y
Six months ended 06/30/16	9.34	(0.00)	0.30	0.30	—	—	—	9.64	3.21	322	0.34	(e)	21.59	(e)	(0.09	)(e)	29
Year ended 12/31/15	9.96	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.34	(1.89)	256	0.27		47.06		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.01)	0.15	(0.19)	—	(0.19)	9.96	1.54	309	0.27	(g)	97.60	(g)	7.21	(g)	3
Class R5
Six months ended 06/30/16	9.33	(0.00)	0.30	0.30	—	—	—	9.63	3.22	10	0.34	(e)	21.23	(e)	(0.09	)(e)	29
Year ended 12/31/15	9.95	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.33	(1.89)	9	0.27		46.77		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.02)	0.14	(0.19)	—	(0.19)	9.95	1.44	10	0.27	(g)	96.70	(g)	7.21	(g)	3
Class R6
Six months ended 06/30/16	9.33	(0.00)	0.30	0.30	—	—	—	9.63	3.22	10	0.34	(e)	21.23	(e)	(0.09	)(e)	29
Year ended 12/31/15	9.95	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.33	(1.89)	9	0.27		46.77		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.02)	0.14	(0.19)	—	(0.19)	9.95	1.44	10	0.27	(g)	96.70	(g)	7.21	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.02%, 1.02% and 1.73% for the six months ended June 30, 2016 , the year ended December 31, 2015 and the period October 14, 2014 (commencement date) through December 31, 2014, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $543, $128, $17, $270, $9 and $9 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 14, 2014.
(g)	Annualized.

12                         Invesco Alternative Strategies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, through June 30, 2016.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,030.00	$2.98	$1,021.93	$2.97	0.59%
C	1,000.00	1,028.00	6.76	1,018.20	6.72	1.34
R	1,000.00	1,030.10	4.24	1,020.69	4.22	0.84
Y	1,000.00	1,032.10	1.72	1,023.17	1.71	0.34
R5	1,000.00	1,033.30	1.72	1,023.17	1.71	0.34
R6	1,000.00	1,033.30	1.72	1,023.17	1.71	0.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

13                         Invesco Alternative Strategies Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve the Invesco Alternative Strategies Fund’s (the Fund) investment advisory agreements. During meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board noted that the Fund recently began operations and that comparative performance data for only the past calendar year was available. The Board compared the Fund’s performance during the past calendar year to the performance of funds in the Broadridge performance universe and against the Lipper Multi-Strategy Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

14                         Invesco Alternative Strategies Fund

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board considered information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that the Fund had not been in operation long enough to become profitable and that Invesco Advisers was continuing to take entrepreneurial risk in operating the Fund. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the Fund’s investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

15                         Invesco Alternative Strategies Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                         ALST-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Now Fund

Nasdaq: A: IANAX  ¡  AX: VIRAX  ¡
B: IANBX C: IANCX  ¡  CX: VIRCX  ¡
R: IANRX RX: VIRRX  ¡  Y: IANYX  ¡
R5: IANIX R6: IANFX

Invesco Balanced-Risk Retirement 2020 Fund

Nasdaq: A: AFTAX  ¡  AX: VRCAX  ¡
B: AFTBX C: AFTCX  ¡  CX: VRCCX  ¡
R: ATFRX RX: VRCRX  ¡  Y: AFTYX  ¡
R5: AFTSX R6: VRCFX

Invesco Balanced-Risk Retirement 2030 Fund

Nasdaq: A: TNAAX  ¡  AX: VREAX  ¡
B: TNABX C: TNACX  ¡  CX: VRECX  ¡
R: TNARX RX: VRERX  ¡  Y: TNAYX  ¡
R5: TNAIX R6: TNAFX

Invesco Balanced-Risk Retirement 2040 Fund

Nasdaq: A: TNDAX  ¡  AX: VRGAX  ¡
B: TNDBX C: TNDCX  ¡  CX: VRGCX  ¡
R: TNDRX RX: VRGRX  ¡  Y: TNDYX  ¡
R5: TNDIX R6: TNDFX

Invesco Balanced-Risk Retirement 2050 Fund

Nasdaq: A: TNEAX  ¡  AX: VRIAX  ¡
B: TNEBX C: TNECX  ¡  CX: VRICX  ¡
R: TNERX RX: VRIRX  ¡  Y: TNEYX  ¡
R5: TNEIX R6: TNEFX

2	Fund Performance
12	Letters to Shareholders
13	Schedule of Investments
16	Financial Statements
22	Notes to Financial Statements
32	Financial Highlights
37	Fund Expenses
40	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement Now Fund
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.95%
Class AX Shares	5.95
Class B Shares	5.53
Class C Shares	5.65
Class CX Shares	5.53
Class R Shares	5.67
Class RX Shares	5.80
Class Y Shares	6.09
Class R5 Shares	6.09
Class R6 Shares	6.09
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.62
Custom Invesco Balanced-Risk Retirement Now Index■ (Style-Specific Index)	1.71
Lipper Mixed-Asset Target Today Index¿ (Peer Group Index)	4.07
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement Now Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Barclays U.S. Universal and the three-month US Treasury bill. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index, the JP Morgan Global Government Bond Index and the three month US Treasury bill. Since December 1, 2009, the index has comprised the MSCI World Index, the Barclays U.S. Aggregate Index and the three-month US Treasury bill. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Today Index is an unmanaged index considered representative of mixed-asset target today funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                                  Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.06%
5 Years	2.55
1 Year	-2.78

Class AX Shares
Inception	2.05%
5 Years	2.53
1 Year	-2.79

Class B Shares
Inception (1/31/07)	2.01%
5 Years	2.59
1 Year	-2.86

Class C Shares
Inception (1/31/07)	1.90%
5 Years	2.94
1 Year	1.15

Class CX Shares
Inception	1.89%
5 Years	2.91
1 Year	1.03

Class R Shares
Inception (1/31/07)	2.40%
5 Years	3.42
1 Year	2.39

Class RX Shares
Inception	2.40%
5 Years	3.45
1 Year	2.63

Class Y Shares
Inception	2.88%
5 Years	3.98
1 Year	3.13

Class R5 Shares
Inception (1/31/07)	2.93%
5 Years	3.98
1 Year	3.13

Class R6 Shares
Inception	2.77%
5 Years	3.91
1 Year	3.13

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.81%, 0.81%, 1.56%, 1.56%, 1.56%, 1.06%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.67%, 1.67%, 2.42%, 2.42%, 2.42%, 1.92%, 1.92%, 1.42%, 1.33% and 1.25%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.56% for Invesco Balanced-Risk Retirement Now Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2017. See current prospectus for more information.

3                                  Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2020 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.76%
Class AX Shares	7.76
Class B Shares	7.35
Class C Shares	7.36
Class CX Shares	7.36
Class R Shares	7.66
Class RX Shares	7.66
Class Y Shares	7.88
Class R5 Shares	7.96
Class R6 Shares	7.95
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.62
Custom Invesco Balanced-Risk Retirement 2020 Index■ (Style-Specific Index)	2.10
Lipper Mixed-Asset Target 2020 Funds Index¿ (Peer Group Index)	3.25
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2020 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4                                  Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.83%
5 Years	4.36
1 Year	-2.13

Class AX Shares
Inception	2.83%
5 Years	4.36
1 Year	-2.13

Class B Shares
Inception (1/31/07)	2.78%
5 Years	4.42
1 Year	-2.10

Class C Shares
Inception (1/31/07)	2.66%
5 Years	4.77
1 Year	1.81

Class CX Shares
Inception	2.68%
5 Years	4.77
1 Year	1.80

Class R Shares
Inception (1/31/07)	3.19%
5 Years	5.31
1 Year	3.26

Class RX Shares
Inception	3.19%
5 Years	5.31
1 Year	3.26

Class Y Shares
Inception	3.65%
5 Years	5.82
1 Year	3.87

Class R5 Shares
Inception (1/31/07)	3.72%
5 Years	5.84
1 Year	3.85

Class R6 Shares
Inception	3.56%
5 Years	5.78
1 Year	3.84

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.95%, 0.95%, 1.70%, 1.70%, 1.70%, 1.20%, 1.20%, 0.70%, 0.70% and 0.70%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.39%, 1.39%, 2.14%, 2.14%, 2.14%, 1.64%, 1.64%, 1.14%, 1.04% and 0.94%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.70% for Invesco Balanced-Risk Retirement 2020 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2017. See current prospectus for more information.

5                                  Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2030 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.82%
Class AX Shares	10.66
Class B Shares	10.41
Class C Shares	10.28
Class CX Shares	10.28
Class R Shares	10.62
Class RX Shares	10.62
Class Y Shares	10.92
Class R5 Shares	11.02
Class R6 Shares	10.90
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.62
Custom Invesco Balanced-Risk Retirement 2030 Index■ (Style-Specific Index)	2.60
Lipper Mixed-Asset Target 2030 Funds Index¿ (Peer Group Index)	2.82
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2030 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6                                  Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.64%
5 Years	5.22
1 Year	-0.74

Class AX Shares
Inception	2.64%
5 Years	5.24
1 Year	-0.74

Class B Shares
Inception (1/31/07)	2.59%
5 Years	5.29
1 Year	-0.55

Class C Shares
Inception (1/31/07)	2.47%
5 Years	5.62
1 Year	3.19

Class CX Shares
Inception	2.48%
5 Years	5.62
1 Year	3.19

Class R Shares
Inception (1/31/07)	2.98%
5 Years	6.13
1 Year	4.73

Class RX Shares
Inception	3.00%
5 Years	6.17
1 Year	4.86

Class Y Shares
Inception	3.47%
5 Years	6.68
1 Year	5.30

Class R5 Shares
Inception (1/31/07)	3.53%
5 Years	6.69
1 Year	5.29

Class R6 Shares
Inception	3.35%
5 Years	6.61
1 Year	5.29

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.13%, 1.13%, 1.88%, 1.88%, 1.88%, 1.38%, 1.38%, 0.88%, 0.88% and 0.88%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.57%, 1.57%, 2.32%, 2.32%, 2.32%, 1.82%, 1.82%, 1.32%, 1.20% and 1.11%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.88% for Invesco Balanced-Risk Retirement 2030 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2017. See current prospectus for more information.

7                                  Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2040 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.74%
Class AX Shares	12.90
Class B Shares	12.45
Class C Shares	12.32
Class CX Shares	12.48
Class R Shares	12.66
Class RX Shares	12.50
Class Y Shares	13.01
Class R5 Shares	12.82
Class R6 Shares	12.99
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.62
Custom Invesco Balanced-Risk Retirement 2040 Index■ (Style-Specific Index)	2.36
Lipper Mixed-Asset Target 2040 Funds Index¿ (Peer Group Index)	2.24
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2040 Index, which included the following indexes: Russell 3000, MSCI EASE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

8                                  Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.51%
5 Years	5.63
1 Year	0.18

Class AX Shares
Inception	2.51%
5 Years	5.66
1 Year	0.30

Class B Shares
Inception (1/31/07)	2.48%
5 Years	5.74
1 Year	0.57

Class C Shares
Inception (1/31/07)	2.35%
5 Years	6.03
1 Year	4.30

Class CX Shares
Inception	2.36%
5 Years	6.06
1 Year	4.32

Class R Shares
Inception (1/31/07)	2.86%
5 Years	6.57
1 Year	5.85

Class RX Shares
Inception	2.87%
5 Years	6.56
1 Year	5.71

Class Y Shares
Inception	3.34%
5 Years	7.10
1 Year	6.30

Class R5 Shares
Inception (1/31/07)	3.37%
5 Years	7.09
1 Year	6.29

Class R6 Shares
Inception	3.24%
5 Years	7.05
1 Year	6.29

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.23%, 1.23%, 1.98%, 1.98%, 1.98%, 1.48%, 1.48%, 0.98%, 0.98% and 0.98%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.83%, 1.83%, 2.58%, 2.58%, 2.58%, 2.08%, 2.08%, 1.58%, 1.40% and 1.31%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.98% for Invesco Balanced-Risk Retirement 2040 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2017. See current prospectus for more information.

9                                  Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2050 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.48%
Class AX Shares	14.46
Class B Shares	14.09
Class C Shares	14.07
Class CX Shares	14.07
Class R Shares	14.41
Class RX Shares	14.39
Class Y Shares	14.58
Class R5 Shares	14.73
Class R6 Shares	14.71
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.62
Custom Invesco Balanced-Risk Retirement 2050 Index■ (Style-Specific Index)	2.11
Lipper Mixed-Asset Target 2050 Funds Index¿ (Peer Group)	2.06
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2050 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2050 Funds Index is an unmanaged index considered representative of mixed-asset target 2050 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

10                                  Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.44%
5 Years	6.00
1 Year	0.90

Class AX Shares
Inception	2.44%
5 Years	6.03
1 Year	0.90

Class B Shares
Inception (1/31/07)	2.39%
5 Years	6.11
1 Year	1.32

Class C Shares
Inception (1/31/07)	2.29%
5 Years	6.40
1 Year	5.00

Class CX Shares
Inception	2.28%
5 Years	6.41
1 Year	5.01

Class R Shares
Inception (1/31/07)	2.80%
5 Years	6.96
1 Year	6.56

Class RX Shares
Inception	2.80%
5 Years	6.96
1 Year	6.68

Class Y Shares
Inception	3.27%
5 Years	7.50
1 Year	7.11

Class R5 Shares
Inception (1/31/07)	3.31%
5 Years	7.49
1 Year	7.12

Class R6 Shares
Inception	3.17%
5 Years	7.43
1 Year	7.11

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.34%, 1.34%, 2.09%, 2.09%, 2.09%, 1.59%, 1.59%, 1.09%, 1.09% and 1.09%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 2.40%, 2.40%, 3.15%, 3.15%, 3.15%, 2.65%, 2.65%, 2.15%, 1.86% and 1.78%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 1.09% for Invesco Balanced-Risk Retirement 2050 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2017. See current prospectus for more information.

11                                  Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

12                                  Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2016

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.91%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Asset Allocation Funds–61.53%
Invesco Balanced-Risk Allocation Fund–Class R6	61.53%	$19,453,656	$58,750	$(3,490,807)	$1,701,662	$(101,908)	$—	1,543,026	$17,621,353

Money Market Funds–38.38%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	19.19%	6,580,707	2,157,230	(3,243,764)	—	—	12,063	5,494,173	5,494,173
Premier Portfolio–Institutional Class, 0.40%(b)	19.19%	6,580,708	2,157,230	(3,243,765)	—	—	10,823	5,494,173	5,494,173
Total Money Market Funds		13,161,415	4,314,460	(6,487,529)	—	—	22,886		10,988,346
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $27,544,296)	99.91%	$32,615,071	$4,373,210	$(9,978,336)	$1,701,662	$(101,908)	$22,886		$28,609,699
OTHER ASSETS LESS LIABILITIES	0.09%								24,918
NET ASSETS	100.00%								$28,634,617

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.03%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Asset Allocation Funds–77.19%
Invesco Balanced-Risk Allocation Fund–Class R6	77.19%	$76,677,026	$570,852	$(26,804,481)	$8,541,188	$(3,820,518)	$—	4,830,479	$55,164,067

Money Market Funds–22.84%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	11.42%	10,802,273	12,853,159	(15,493,423)	—	—	17,382	8,162,009	8,162,009
Premier Portfolio–Institutional Class, 0.40%(b)	11.42%	10,802,273	12,853,160	(15,493,424)	—	—	15,606	8,162,009	8,162,009
Total Money Market Funds		21,604,546	25,706,319	(30,986,847)	—	—	32,988		16,324,018
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $68,799,051)	100.03%	$98,281,572	$26,277,171	$(57,791,328)	$8,541,188	$(3,820,518)	$32,988		$71,488,085
OTHER ASSETS LESS LIABILITIES	(0.03)%								(18,166)
NET ASSETS	100.00%								$71,469,919

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.14%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Asset Allocation Funds–99.92%
Invesco Balanced-Risk Allocation Fund–Class R6	87.38%	$90,499,763	$1,785,763	$(25,921,957)	$10,404,671	$(4,022,850)	$—	6,369,999	$72,745,390
Invesco Balanced-Risk Aggressive Allocation Fund	12.54%	14,701,487	55,312	(5,745,228)	2,609,106	(1,177,075)	—	1,160,400	10,443,602
Total Asset Allocation Funds		105,201,250	1,841,075	(31,667,185)	13,013,777	(5,199,925)	—		83,188,992

Money Market Funds–0.22%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	0.11%	370,213	3,972,522	(4,253,320)	—	—	418	89,415	89,415
Premier Portfolio–Institutional Class, 0.40%(b)	0.11%	370,214	3,972,522	(4,253,321)	—	—	374	89,415	89,415
Total Money Market Funds		740,427	7,945,044	(8,506,641)	—	—	792		178,830
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $82,702,391)	100.14%	$105,941,677	$9,786,119	$(40,173,826)	$13,013,777	$(5,199,925)	$792		$83,367,822
OTHER ASSETS LESS LIABILITIES	(0.14)%								(119,657)
NET ASSETS	100.00%								$83,248,165

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2016

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.55%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Asset Allocation Funds–100.03%
Invesco Balanced-Risk Allocation Fund–Class R6	53.51%	$37,246,511	$957,570	$(12,927,598)	$4,457,622	$(2,109,623)	$—	2,418,956	$27,624,482
Invesco Balanced-Risk Aggressive Allocation Fund	46.52%	33,861,294	51,557	(13,051,727)	5,911,965	(2,753,236)	—	2,668,873	24,019,853
Total Asset Allocation Funds		71,107,805	1,009,127	(25,979,325)	10,369,587	(4,862,859)	—		51,644,335

Money Market Funds–0.52%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	0.26%	277,786	2,442,233	(2,587,397)	—	—	244	132,622	132,622
Premier Portfolio–Institutional Class, 0.40%(b)	0.26%	277,787	2,442,233	(2,587,398)	—	—	218	132,622	132,622
Total Money Market Funds		555,573	4,884,466	(5,174,795)	—	—	462		265,244
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $55,108,502)	100.55%	$71,663,378	$5,893,593	$(31,154,120)	$10,369,587	$(4,862,859)	$462		$51,909,579
OTHER ASSETS LESS LIABILITIES	(0.55)%								(286,004)
NET ASSETS	100.00%								$51,623,575

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.16%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Asset Allocation Funds–99.86%
Invesco Balanced-Risk Allocation Fund–Class R6	20.42%	$6,377,055	$907,526	$(1,775,943)	$685,076	$(180,955)	$—	526,511	$6,012,759
Invesco Balanced-Risk Aggressive Allocation Fund	79.44%	26,965,902	1,271,614	(7,876,042)	4,300,761	(1,268,941)	—	2,599,255	23,393,294
Total Asset Allocation Funds		33,342,957	2,179,140	(9,651,985)	4,985,837	(1,449,896)	—		29,406,053

Money Market Funds–0.30%
Liquid Assets Portfolio–Institutional Class, 0.44%(b)	0.15%	169,261	1,792,139	(1,916,876)	—	—	167	44,524	44,524
Premier Portfolio–Institutional Class, 0.40%(b)	0.15%	169,262	1,792,140	(1,916,877)	—	—	153	44,525	44,525
Total Money Market Funds		338,523	3,584,279	(3,833,753)	—	—	320		89,049
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $31,647,156)	100.16%	$33,681,480	$5,763,419	$(13,485,738)	$4,985,837	$(1,449,896)	$320		$29,495,102
OTHER ASSETS LESS LIABILITIES	(0.16)%								(47,040)
NET ASSETS	100.00%								$29,448,062

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Balanced-Risk Retirement Funds

Portfolio Composition

June 30, 2016

(Unaudited)

Invesco Balanced-Risk Retirement Now

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/16**
Equity	43.72%	27.15%
Fixed Income	29.95	46.96
Commodities	23.17	17.74
Cash	3.16	38.38

Invesco Balanced-Risk Retirement 2020

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/16**
Equity	44.45%	34.06%
Fixed Income	30.46	58.91
Commodities	23.57	22.26
Cash	1.52	22.84

Invesco Balanced-Risk Retirement 2030

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/16**
Equity	45.13%	46.85%
Fixed Income	30.93	81.04
Commodities	23.93	30.63
Cash	0.01	0.22

Invesco Balanced-Risk Retirement 2040

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/16**
Equity	45.13%	54.40%
Fixed Income	30.92	94.09
Commodities	23.93	35.56
Cash	0.02	0.52

Invesco Balanced-Risk Retirement 2050

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/16**
Equity	45.13%	61.58%
Fixed Income	30.93	106.53
Commodities	23.93	40.26
Cash	0.01	0.30

*	Based on the expected market exposure through investments in the underlying funds.
**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Assets:
Investments in affiliated underlying funds, at value	$28,609,699	$71,488,085	$83,367,822	$51,909,579	$29,495,102
Receivable for:
Fund shares sold	5,115	30,538	47,689	30,685	29,935
Dividends from affiliated underlying funds	3,704	5,349	94	72	60
Fund expenses absorbed	8,601	7,885	11,037	33,429	1,378
Investment for trustee deferred compensation and retirement plans	38,870	33,026	32,766	30,012	26,946
Other assets	53,401	56,750	57,175	55,062	56,560
Total assets	28,719,390	71,621,633	83,516,583	52,058,839	29,609,981

Liabilities:
Payable for:
Fund shares reacquired	464	38,729	142,227	310,032	83,092
Amount due custodian	—	—	—	25,913	—
Accrued fees to affiliates	18,408	53,334	66,038	42,282	24,632
Accrued trustees’ and officer’s fees and benefits	607	633	636	623	608
Accrued operating expenses	25,494	24,021	24,877	25,330	25,822
Trustee deferred compensation and retirement plans	39,800	34,997	34,640	31,084	27,765
Total liabilities	84,773	151,714	268,418	435,264	161,919
Net assets applicable to shares outstanding	$28,634,617	$71,469,919	$83,248,165	$51,623,575	$29,448,062

Net assets consist of:
Shares of beneficial interest	$27,474,913	$72,728,096	$87,296,263	$59,157,745	$33,005,295
Undistributed net investment income (loss)	(75,330)	214,741	405,902	254,091	366,962
Undistributed net realized gain (loss)	169,631	(4,161,952)	(5,119,431)	(4,589,338)	(1,772,141)
Net unrealized appreciation (depreciation)	1,065,403	2,689,034	665,431	(3,198,923)	(2,152,054)
	$28,634,617	$71,469,919	$83,248,165	$51,623,575	$29,448,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2016

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Net Assets:
Class A	$10,267,653	$39,070,535	$44,256,802	$29,704,826	$15,626,199
Class AX	$9,462,859	$8,036,898	$6,040,100	$3,028,031	$1,157,574
Class B	$102,693	$827,682	$1,317,779	$532,928	$288,982
Class C	$3,586,692	$8,021,319	$11,671,440	$5,717,707	$4,766,024
Class CX	$2,212,964	$2,184,806	$855,157	$313,011	$153,376
Class R	$1,688,509	$6,773,977	$10,752,600	$7,573,196	$3,714,266
Class RX	$111,831	$418,738	$542,720	$241,956	$76,367
Class Y	$512,523	$3,384,265	$3,232,222	$1,992,992	$2,215,667
Class R5	$166,798	$1,364,411	$2,677,640	$666,815	$667,320
Class R6	$522,095	$1,387,288	$1,901,705	$1,852,113	$782,287

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,198,009	4,393,169	5,207,549	3,811,965	2,036,114
Class AX	1,105,593	903,742	709,619	388,909	150,691
Class B	12,341	94,434	157,241	69,430	38,390
Class C	430,516	917,039	1,393,890	746,196	631,698
Class CX	265,896	249,689	102,120	40,883	20,342
Class R	198,878	765,632	1,273,954	978,592	487,409
Class RX	13,178	47,323	64,333	31,252	10,011
Class Y	59,285	380,094	378,751	254,864	287,722
Class R5	19,286	152,496	312,952	85,130	86,543
Class R6	60,375	154,866	222,334	236,504	101,343
Class A:
Net asset value per share	$8.57	$8.89	$8.50	$7.79	$7.67
Maximum offering price per share
(Net asset value ÷ 94.50%)	$9.07	$9.41	$8.99	$8.24	$8.12
Class AX:
Net asset value per share	$8.56	$8.89	$8.51	$7.79	$7.68
Maximum offering price per share
(Net asset value ÷ 94.50%)	$9.06	$9.41	$9.01	$8.24	$8.13
Class B:
Net asset value and offering price per share	$8.32	$8.76	$8.38	$7.68	$7.53
Class C:
Net asset value and offering price per share	$8.33	$8.75	$8.37	$7.66	$7.54
Class CX:
Net asset value and offering price per share	$8.32	$8.75	$8.37	$7.66	$7.54
Class R:
Net asset value and offering price per share	$8.49	$8.85	$8.44	$7.74	$7.62
Class RX:
Net asset value and offering price per share	$8.49	$8.85	$8.44	$7.74	$7.63
Class Y:
Net asset value and offering price per share	$8.65	$8.90	$8.53	$7.82	$7.70
Class R5:
Net asset value and offering price per share	$8.65	$8.95	$8.56	$7.83	$7.71
Class R6:
Net asset value and offering price per share	$8.65	$8.96	$8.55	$7.83	$7.72
Cost of Investments in affiliated underlying funds	$27,544,296	$68,799,051	$82,702,391	$55,108,502	$31,647,156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Investment income:
Dividends from affiliated underlying funds	$22,886	$32,988	$792	$462	$320
Other Income	—	—	—	26	—
Total investment income	22,886	32,988	792	488	320

Expenses:
Administrative services fees	24,863	24,863	24,863	24,863	24,863
Custodian fees	3,440	3,623	4,464	2,934	2,959
Distribution fees:
Class A	12,806	47,040	51,453	33,939	16,746
Class AX	11,475	9,700	7,232	3,582	1,325
Class B	650	4,325	6,804	2,641	1,423
Class C	18,198	38,303	57,894	27,042	21,871
Class CX	10,992	10,518	4,912	1,538	713
Class R	3,981	15,597	24,300	17,475	9,077
Class RX	450	1,184	2,669	1,406	388
Transfer agent fees — A, AX, B, C, CX, R, RX and Y	25,194	72,802	91,833	66,723	53,223
Transfer agent fees — R5	444	3,907	4,403	3,121	1,215
Transfer agent fees — R6	69	41	44	56	75
Trustees’ and officers’ fees and benefits	9,869	10,173	10,236	10,069	9,823
Registration and filing fees	54,982	55,312	55,455	54,005	53,450
Reports to shareholders	4,373	7,033	7,600	5,953	7,794
Professional services fees	19,522	17,202	17,409	19,232	17,039
Other	11,991	12,250	12,775	12,591	8,301
Total expenses	213,299	333,873	384,346	287,170	230,285
Less: Expenses reimbursed and expense offset arrangement(s)	(154,765)	(207,259)	(229,176)	(199,610)	(178,782)
Net expenses	58,534	126,614	155,170	87,560	51,503
Net investment income (loss)	(35,648)	(93,626)	(154,378)	(87,072)	(51,183)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(101,908)	(3,820,518)	(5,199,925)	(4,862,859)	(1,449,896)
Change in net unrealized appreciation of affiliated underlying fund shares	1,701,662	8,541,188	13,013,777	10,369,587	4,985,837
Net increase in net assets resulting from operations	$1,564,106	$4,627,044	$7,659,474	$5,419,656	$3,484,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund		Invesco Balanced-Risk Retirement 2020 Fund
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(35,648)	$487,315	$(93,626)	$2,113,950
Net realized gain (loss)	(101,908)	773,028	(3,820,518)	1,699,923
Change in net unrealized appreciation (depreciation)	1,701,662	(2,180,809)	8,541,188	(7,473,281)
Net increase (decrease) in net assets resulting from operations	1,564,106	(920,466)	4,627,044	(3,659,408)

Distributions to shareholders from net investment income:
Class A	(26,666)	(299,568)	—	(1,359,846)
Class AX	(23,809)	(264,007)	—	(277,881)
Class B	(104)	(4,848)	—	(27,761)
Class C	(1,482)	(89,859)	—	(216,384)
Class CX	(1,549)	(55,369)	—	(58,191)
Class R	(4,355)	(38,701)	—	(194,725)
Class RX	(383)	(5,038)	—	(17,772)
Class Y	(1,416)	(42,597)	—	(209,322)
Class R5	(524)	(93,359)	—	(1,050,620)
Class R6	(1,477)	(12,034)	—	(49,595)
Total distributions from net investment income	(61,765)	(905,380)	—	(3,462,097)

Distributions to shareholders from net realized gains:
Class A	—	(215,268)	—	(881,058)
Class AX	—	(192,106)	—	(180,042)
Class B	—	(4,227)	—	(23,896)
Class C	—	(78,478)	—	(186,251)
Class CX	—	(48,331)	—	(50,087)
Class R	—	(29,813)	—	(137,481)
Class RX	—	(3,915)	—	(12,548)
Class Y	—	(29,245)	—	(125,307)
Class R5	—	(64,485)	—	(628,936)
Class R6	—	(8,534)	—	(29,689)
Total distributions from net realized gains	—	(674,402)	—	(2,255,295)

Share transactions–net:
Class A	(664,169)	(3,070,860)	(1,926,226)	(5,384,625)
Class AX	(330,325)	(1,249,263)	(351,507)	(1,040,165)
Class B	(71,554)	(155,203)	(230,803)	(608,820)
Class C	(405,503)	(429,944)	(547,567)	(781,485)
Class CX	(185,126)	(606,402)	(90,324)	(338,075)
Class R	157,999	(119,782)	255,519	(943,047)
Class RX	(86,594)	23,893	(158,164)	(253,329)
Class Y	(939,209)	(141,407)	(2,282,332)	(1,414,875)
Class R5	(2,947,755)	(6,285,034)	(26,140,230)	(5,934,325)
Class R6	78,054	120,057	(14,007)	291,563
Net increase (decrease) in net assets resulting from share transactions	(5,394,182)	(11,913,945)	(31,485,641)	(16,407,183)
Net increase (decrease) in net assets	(3,891,841)	(14,414,193)	(26,858,597)	(25,783,983)

Net assets:
Beginning of period	32,526,458	46,940,651	98,328,516	124,112,499
End of period*	$28,634,617	$32,526,458	$71,469,919	$98,328,516
* Includes accumulated undistributed net investment income (loss)	$(75,330)	$22,083	$214,741	$308,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	Invesco Balanced-Risk Retirement 2030 Fund		Invesco Balanced-Risk Retirement 2040 Fund
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(154,378)	$3,217,410	$(87,072)	$2,689,522
Net realized gain (loss)	(5,199,925)	2,818,177	(4,862,859)	2,356,560
Change in net unrealized appreciation (depreciation)	13,013,777	(11,372,462)	10,369,587	(9,386,121)
Net increase (decrease) in net assets resulting from operations	7,659,474	(5,336,875)	5,419,656	(4,340,039)

Distributions to shareholders from net investment income:
Class A	—	(1,951,010)	—	(1,604,411)
Class AX	—	(277,777)	—	(168,765)
Class B	—	(61,751)	—	(29,170)
Class C	—	(495,569)	—	(280,790)
Class CX	—	(45,112)	—	(16,284)
Class R	—	(423,964)	—	(377,024)
Class RX	—	(53,437)	—	(33,862)
Class Y	—	(244,475)	—	(170,324)
Class R5	—	(1,405,557)	—	(1,450,788)
Class R6	—	(79,855)	—	(92,784)
Total distributions from net investment income	—	(5,038,507)	—	(4,224,202)

Distributions to shareholders from net realized gains:
Class A	—	(1,318,289)	—	(865,327)
Class AX	—	(187,693)	—	(91,029)
Class B	—	(50,435)	—	(18,371)
Class C	—	(404,762)	—	(176,834)
Class CX	—	(36,846)	—	(10,255)
Class R	—	(303,997)	—	(213,630)
Class RX	—	(38,317)	—	(19,187)
Class Y	—	(155,930)	—	(87,509)
Class R5	—	(896,484)	—	(745,381)
Class R6	—	(50,932)	—	(47,670)
Total distributions from net realized gains	—	(3,443,685)	—	(2,275,193)

Share transactions–net:
Class A	(677,732)	(3,884,649)	(779,513)	(4,199,292)
Class AX	(328,934)	(167,151)	(175,159)	3,434
Class B	(312,647)	(452,542)	(86,792)	(281,356)
Class C	(1,576,531)	435,106	(305,187)	(35,617)
Class CX	(349,468)	(458,435)	(31,413)	(214,156)
Class R	304,935	(866,397)	(152,468)	(774,584)
Class RX	(717,768)	170,908	(418,277)	4,199
Class Y	(2,137,922)	(50,354)	(1,234,374)	991,676
Class R5	(25,144,096)	(10,136,809)	(22,494,443)	1,316,892
Class R6	140,328	528,290	158,332	437,623
Net increase (decrease) in net assets resulting from share transactions	(30,799,835)	(14,882,033)	(25,519,294)	(2,751,181)
Net increase (decrease) in net assets	(23,140,361)	(28,701,100)	(20,099,638)	(13,590,615)

Net assets:
Beginning of period	106,388,526	135,089,626	71,723,213	85,313,828
End of period*	$83,248,165	$106,388,526	$51,623,575	$71,723,213
* Includes accumulated undistributed net investment income (loss)	$405,902	$560,280	$254,091	$341,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	Invesco Balanced-Risk Retirement 2050 Fund
	June 30, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(51,183)	$1,506,424
Net realized gain (loss)	(1,449,896)	866,125
Change in net unrealized appreciation (depreciation)	4,985,837	(4,306,591)
Net increase (decrease) in net assets resulting from operations	3,484,758	(1,934,042)

Distributions to shareholders from net investment income:
Class A	—	(872,957)
Class AX	—	(66,905)
Class B	—	(16,975)
Class C	—	(237,177)
Class CX	—	(7,989)
Class R	—	(228,364)
Class RX	—	(10,117)
Class Y	—	(143,573)
Class R5	—	(533,933)
Class R6	—	(34,912)
Total distributions from net investment income	—	(2,152,902)

Distributions to shareholders from net realized gains:
Class A	—	(508,680)
Class AX	—	(38,986)
Class B	—	(11,405)
Class C	—	(159,352)
Class CX	—	(5,368)
Class R	—	(139,279)
Class RX	—	(6,170)
Class Y	—	(79,779)
Class R5	—	(298,145)
Class R6	—	(19,495)
Total distributions from net realized gains	—	(1,266,659)

Share transactions–net:
Class A	271,756	1,175,617
Class AX	(28,160)	20,033
Class B	(42,868)	(1,002)
Class C	(108,575)	133,665
Class CX	(7,107)	13,358
Class R	(581,569)	(1,157,344)
Class RX	(106,655)	(24,559)
Class Y	(493,570)	(667,388)
Class R5	(7,284,430)	(9,101,601)
Class R6	164,651	183,878
Net increase (decrease) in net assets resulting from share transactions	(8,216,527)	(9,425,343)
Net increase (decrease) in net assets	(4,731,769)	(14,778,946)

Net assets:
Beginning of period	34,179,831	48,958,777
End of period*	$29,448,062	$34,179,831
* Includes accumulated undistributed net investment income (loss)	$366,962	$418,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Balanced-Risk Retirement Funds

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of ten different classes of shares: Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6. Class AX, Class CX and Class RX shares are closed to new investors. Class Y shares are available only to certain investors. Class A shares and Class AX shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class CX shares are sold with a CDSC. Class R, Class RX, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the

22                         Invesco Balanced-Risk Retirement Funds

current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

23                         Invesco Balanced-Risk Retirement Funds

H.	Other Risks — The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if they were diversified. Thus, the value of each Fund’s shares may vary more widely and the Funds may be subject to greater market and credit risk than if the Funds invested more broadly.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2017, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A/AX	Class B	Class C/CX	Class R/RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Funds directly, but are fees and expenses, including management fees of the investment companies in which the Funds invest. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2016, Invesco reimbursed the following expenses:

	Fund Level	Class A	Class AX	Class B	Class C	Class CX	Class R	Class RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	$129,058	$9,252	$8,290	$117	$3,287	$1,985	$1,438	$163	$497	$444	$69
Invesco Balanced-Risk Retirement 2020 Fund	130,509	41,375	8,532	951	8,423	2,313	6,860	521	3,400	3,907	41
Invesco Balanced-Risk Retirement 2030 Fund	132,896	49,767	6,995	1,645	13,999	1,188	11,752	1,291	4,575	4,403	44
Invesco Balanced-Risk Retirement 2040 Fund	129,710	38,712	4,086	754	7,711	439	9,966	801	3,698	3,121	55
Invesco Balanced-Risk Retirement 2050 Fund	124,268	27,950	2,212	594	9,126	298	7,575	324	4,583	1,215	75

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class AX, Class B, Class C, Class CX, Class R and Class RX shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class AX shares, 1.00% of the average daily net assets of each Fund’s Class CX shares and 0.50% of each Fund’s average daily net assets of Class RX shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A and Class AX shares of the Funds. CDSC are deducted from redemption proceeds prior to

24                         Invesco Balanced-Risk Retirement Funds

remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class AX shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges		Contingent Deferred Sales Charges
	Class A	Class AX	Class A	Class AX	Class B	Class C	Class CX
Invesco Balanced-Risk Retirement Now Fund	$1,716	$52	$7	$0	$0	$17	$92
Invesco Balanced-Risk Retirement 2020 Fund	4,936	296	29	0	550	524	0
Invesco Balanced-Risk Retirement 2030 Fund	8,722	283	70	0	157	746	3
Invesco Balanced-Risk Retirement 2040 Fund	7,232	154	47	0	20	470	0
Invesco Balanced-Risk Retirement 2050 Fund	5,437	50	19	0	25	250	0

The underlying Invesco Funds pay no distribution fees for Class R6 shares or shares of Invesco Balanced-Risk Aggressive Allocation Fund, and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Balanced-Risk Retirement Now Fund	$165
Invesco Balanced-Risk Retirement 2020 Fund	427
Invesco Balanced-Risk Retirement 2030 Fund	621
Invesco Balanced-Risk Retirement 2040 Fund	557
Invesco Balanced-Risk Retirement 2050 Fund	562

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

25                         Invesco Balanced-Risk Retirement Funds

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds did not have a capital loss carryforward as of December 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2016*		At June 30, 2016
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
	Purchases	Sales
Invesco Balanced-Risk Retirement Now Fund	$58,750	$3,490,807	$27,598,947	$1,010,752	$—	$1,010,752
Invesco Balanced-Risk Retirement 2020 Fund	570,852	26,804,481	69,485,674	2,002,411	—	2,002,411
Invesco Balanced-Risk Retirement 2030 Fund	1,841,075	31,667,185	83,146,305	1,141,911	(920,394)	221,517
Invesco Balanced-Risk Retirement 2040 Fund	1,009,127	25,979,325	55,569,347	—	(3,659,768)	(3,659,768)
Invesco Balanced-Risk Retirement 2050 Fund	2,179,140	9,651,985	32,062,850	—	(2,567,748)	(2,567,748)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

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NOTE 9—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	127,006	$1,040,533	221,287	$1,940,981
Class AX	1,771	14,607	5,696	49,505
Class B	340	2,780	—	—
Class C	26,188	208,540	106,383	895,181
Class CX	4,941	39,523	7,728	65,953
Class R	42,517	345,613	95,420	817,379
Class RX	2,218	18,061	3,172	27,446
Class Y	20,280	168,208	34,668	304,097
Class R5	2,683	21,685	567,119	5,049,836
Class R6	10,438	86,196	15,205	133,456

Issued as reinvestment of dividends:
Class A	3,152	25,717	61,236	497,240
Class AX	2,919	23,788	56,052	454,314
Class B	11	89	1,154	9,072
Class C	35	300	19,859	156,339
Class CX	187	1,484	12,652	99,609
Class R	652	5,264	8,284	66,630
Class RX	47	376	1,046	8,398
Class Y	169	1,387	8,702	71,330
Class R5	60	495	19,203	157,377
Class R6	176	1,448	2,458	20,114

Automatic conversion of Class B shares to Class A shares:
Class A	7,547	61,624	10,880	94,119
Class B	(7,765)	(61,624)	(11,166)	(94,119)

Reacquired:
Class A	(217,703)	(1,792,043)	(642,135)	(5,603,200)
Class AX	(45,061)	(368,720)	(202,161)	(1,753,082)
Class B	(1,589)	(12,799)	(8,415)	(70,156)
Class C	(76,922)	(614,343)	(173,770)	(1,481,464)
Class CX	(28,263)	(226,133)	(91,511)	(771,964)
Class R	(23,365)	(192,878)	(114,424)	(1,003,791)
Class RX	(12,635)	(105,031)	(1,402)	(11,951)
Class Y	(137,423)	(1,108,804)	(58,875)	(516,834)
Class R5	(367,545)	(2,969,935)	(1,285,492)	(11,492,247)
Class R6	(1,154)	(9,590)	(3,846)	(33,513)
Net increase (decrease) in share activity	(666,088)	$(5,394,182)	(1,334,993)	$(11,913,945)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	403,933	$3,418,111	857,764	$7,809,084
Class AX	13,377	112,397	21,856	199,988
Class B	4,383	37,695	11,953	108,173
Class C	153,694	1,287,842	257,787	2,271,155
Class CX	5,514	46,153	17,825	157,017
Class R	102,685	858,667	233,703	2,101,278
Class RX	9,675	82,897	11,973	106,741
Class Y	283,691	2,427,950	189,813	1,740,484
Class R5	38,960	308,663	1,546,804	14,230,294
Class R6	15,438	130,123	26,982	246,017

Issued as reinvestment of dividends:
Class A	—	—	257,286	2,114,892
Class AX	—	—	55,708	457,923
Class B	—	—	6,354	51,657
Class C	—	—	46,622	378,105
Class CX	—	—	11,096	90,102
Class R	—	—	35,239	288,604
Class RX	—	—	2,118	17,350
Class Y	—	—	40,483	332,365
Class R5	—	—	203,248	1,678,831
Class R6	—	—	9,521	78,744

Automatic conversion of Class B shares to Class A shares:
Class A	20,672	174,881	34,005	309,938
Class B	(20,939)	(174,881)	(34,508)	(309,938)

Reacquired:
Class A	(655,011)	(5,519,218)	(1,720,318)	(15,618,539)
Class AX	(54,979)	(463,904)	(187,628)	(1,698,076)
Class B	(11,622)	(93,617)	(51,749)	(458,712)
Class C	(222,285)	(1,835,409)	(388,850)	(3,430,745)
Class CX	(16,386)	(136,477)	(66,258)	(585,194)
Class R	(72,504)	(603,148)	(367,689)	(3,332,929)
Class RX	(28,594)	(241,061)	(41,381)	(377,420)
Class Y	(570,607)	(4,710,282)	(377,921)	(3,487,724)
Class R5	(3,239,333)	(26,448,893)	(2,357,267)	(21,843,450)
Class R6	(17,435)	(144,130)	(3,665)	(33,198)
Net increase (decrease) in share activity	(3,857,673)	$(31,485,641)	(1,719,094)	$(16,407,183)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

28                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	517,873	$4,052,932	1,144,483	$9,920,812
Class AX	10,999	87,127	22,327	196,111
Class B	6,137	49,593	6,493	57,109
Class C	209,873	1,623,824	387,063	3,288,413
Class CX	942	7,409	15,531	131,186
Class R	234,764	1,835,765	381,144	3,278,952
Class RX	11,638	90,860	28,018	238,218
Class Y	118,652	947,716	203,996	1,753,312
Class R5	79,519	597,673	1,786,756	15,886,068
Class R6	31,879	251,756	56,381	491,638

Issued as reinvestment of dividends:
Class A	—	—	388,699	2,965,777
Class AX	—	—	60,620	463,137
Class B	—	—	14,859	112,186
Class C	—	—	105,548	796,887
Class CX	—	—	7,002	52,861
Class R	—	—	86,642	657,612
Class RX	—	—	11,506	87,214
Class Y	—	—	52,211	399,417
Class R5	—	—	300,010	2,301,081
Class R6	—	—	16,957	130,064

Automatic conversion of Class B shares to Class A shares:
Class A	28,046	221,811	34,871	305,759
Class B	(28,402)	(221,811)	(35,346)	(305,759)

Reacquired:
Class A	(629,080)	(4,952,475)	(1,959,465)	(17,076,997)
Class AX	(51,776)	(416,061)	(93,638)	(826,399)
Class B	(18,304)	(140,429)	(36,246)	(316,078)
Class C	(412,859)	(3,200,355)	(429,820)	(3,650,194)
Class CX	(45,239)	(356,877)	(75,461)	(642,482)
Class R	(197,286)	(1,530,830)	(550,822)	(4,802,961)
Class RX	(99,667)	(808,628)	(17,573)	(154,524)
Class Y	(392,209)	(3,085,638)	(254,303)	(2,203,083)
Class R5	(3,408,736)	(25,741,769)	(3,154,325)	(28,323,958)
Class R6	(13,823)	(111,428)	(10,563)	(93,412)
Net increase (decrease) in share activity	(4,047,059)	$(30,799,835)	(1,506,445)	$(14,882,033)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

29                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	419,500	$2,987,216	893,763	$7,121,503
Class AX	7,681	55,840	16,952	136,291
Class B	87	751	3,354	27,295
Class C	106,311	748,907	247,045	1,926,548
Class CX	2,566	17,558	5,851	45,758
Class R	145,688	1,037,215	329,263	2,595,298
Class RX	6,887	48,924	12,210	95,878
Class Y	51,548	367,824	187,268	1,469,694
Class R5	33,788	217,961	2,173,806	17,899,688
Class R6	44,915	319,769	51,406	413,653

Issued as reinvestment of dividends:
Class A	—	—	316,696	2,172,750
Class AX	—	—	37,871	259,795
Class B	—	—	7,002	47,541
Class C	—	—	59,379	402,588
Class CX	—	—	3,156	21,363
Class R	—	—	70,963	484,682
Class RX	—	—	7,281	49,727
Class Y	—	—	37,325	256,800
Class R5	—	—	318,590	2,195,083
Class R6	—	—	20,271	139,669

Automatic conversion of Class B shares to Class A shares:
Class A	8,851	63,465	27,014	217,763
Class B	(8,976)	(63,465)	(27,428)	(217,763)

Reacquired:
Class A	(543,370)	(3,830,194)	(1,710,306)	(13,711,308)
Class AX	(31,809)	(230,999)	(49,182)	(392,652)
Class B	(3,509)	(24,078)	(17,091)	(138,429)
Class C	(149,382)	(1,054,094)	(301,990)	(2,364,753)
Class CX	(6,851)	(48,971)	(35,742)	(281,277)
Class R	(166,960)	(1,189,683)	(478,533)	(3,854,564)
Class RX	(62,715)	(467,201)	(17,466)	(141,406)
Class Y	(218,589)	(1,602,198)	(91,843)	(734,818)
Class R5	(3,353,904)	(22,712,404)	(2,278,825)	(18,777,879)
Class R6	(22,352)	(161,437)	(14,580)	(115,699)
Net increase (decrease) in share activity	(3,740,595)	$(25,519,294)	(196,520)	$(2,751,181)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	408,994	$2,877,197	648,190	$5,156,220
Class AX	3,510	24,556	12,641	100,874
Class B	—	—	1,039	8,632
Class C	110,757	760,221	320,199	2,506,686
Class CX	1,022	7,009	2,882	22,070
Class R	97,214	668,059	233,960	1,829,736
Class RX	4,425	30,398	6,479	50,645
Class Y	127,628	884,617	240,126	1,830,571
Class R5	55,372	365,333	547,385	4,376,341
Class R6	25,150	175,387	26,908	213,453

Issued as reinvestment of dividends:
Class A	—	—	193,337	1,285,693
Class AX	—	—	15,891	105,837
Class B	—	—	4,333	28,381
Class C	—	—	56,822	373,322
Class CX	—	—	1,713	11,236
Class R	—	—	51,697	341,716
Class RX	—	—	2,232	14,775
Class Y	—	—	33,227	222,196
Class R5	—	—	124,590	831,020
Class R6	—	—	8,016	53,545

Automatic conversion of Class B shares to Class A shares:
Class A	1,858	13,076	1,154	9,122
Class B	(1,891)	(13,076)	(1,176)	(9,122)

Reacquired:
Class A	(382,885)	(2,618,517)	(670,135)	(5,275,418)
Class AX	(7,417)	(52,716)	(23,276)	(186,678)
Class B	(4,353)	(29,792)	(3,904)	(28,893)
Class C	(126,810)	(868,796)	(348,630)	(2,746,343)
Class CX	(2,027)	(14,116)	(2,545)	(19,948)
Class R	(181,950)	(1,249,628)	(412,862)	(3,328,796)
Class RX	(18,927)	(137,053)	(11,193)	(89,979)
Class Y	(199,034)	(1,378,187)	(336,505)	(2,720,155)
Class R5	(1,167,499)	(7,649,763)	(1,743,688)	(14,308,962)
Class R6	(1,521)	(10,736)	(10,910)	(83,120)
Net increase (decrease) in share activity	(1,258,384)	$(8,216,527)	(1,032,003)	$(9,425,343)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$8.11	$(0.00)	$0.48	$0.48	$(0.02)	$—	$(0.02)	$8.57	5.95%	$10,268	0.25	%(e)	1.32	%(e)	(0.09	)%(e)	0%
Year ended 12/31/15	8.77	0.12	(0.37)	(0.25)	(0.24)	(0.17)	(0.41)	8.11	(2.81)	10,366	0.25		1.11		1.39		19
Year ended 12/31/14	8.91	0.10	0.19	0.29	(0.23)	(0.20)	(0.43)	8.77	3.32	14,273	0.25		0.96		1.13		9
Year ended 12/31/13	9.07	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.91	1.33	15,858	0.25		0.85		(0.22)		16
Year ended 12/31/12	8.84	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.07	6.22	13,959	0.25		0.96		1.30		7
Year ended 12/31/11	8.58	0.17	0.35	0.52	(0.14)	(0.12)	(0.26)	8.84	6.18	10,150	0.25		1.09		1.95		15
Class AX
Six months ended 06/30/16	8.10	(0.00)	0.48	0.48	(0.02)	—	(0.02)	8.56	5.95	9,463	0.25	(e)	1.32	(e)	(0.09	)(e)	0
Year ended 12/31/15	8.76	0.12	(0.37)	(0.25)	(0.24)	(0.17)	(0.41)	8.10	(2.82)	9,283	0.25		1.11		1.39		19
Year ended 12/31/14	8.90	0.10	0.20	0.30	(0.24)	(0.20)	(0.44)	8.76	3.32	11,273	0.25		0.96		1.13		9
Year ended 12/31/13	9.06	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.90	1.33	14,817	0.25		0.85		(0.22)		16
Year ended 12/31/12	8.83	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.06	6.22	18,345	0.25		0.96		1.30		7
Year ended 12/31/11	8.58	0.17	0.34	0.51	(0.14)	(0.12)	(0.26)	8.83	6.06	20,371	0.25		1.09		1.95		15
Class B
Six months ended 06/30/16	7.89	(0.03)	0.47	0.44	(0.01)	—	(0.01)	8.32	5.53	103	1.00	(e)	2.07	(e)	(0.84	)(e)	0
Year ended 12/31/15	8.57	0.05	(0.36)	(0.31)	(0.20)	(0.17)	(0.37)	7.89	(3.55)	168	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.19	0.22	(0.21)	(0.20)	(0.41)	8.57	2.55	341	1.00		1.71		0.38		9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	480	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.77	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.97	5.50	684	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.33	0.44	(0.11)	(0.12)	(0.23)	8.77	5.19	812	1.00		1.84		1.20		15
Class C
Six months ended 06/30/16	7.89	(0.03)	0.48	0.45	(0.01)	—	(0.01)	8.33	5.65	3,587	1.00	(e)	2.07	(e)	(0.84	)(e)	0
Year ended 12/31/15	8.58	0.05	(0.37)	(0.32)	(0.20)	(0.17)	(0.37)	7.89	(3.67)	3,799	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.21)	(0.20)	(0.41)	8.58	2.66	4,535	1.00		1.71		0.38		9
Year ended 12/31/13	8.98	(0.09)	0.13	0.04	(0.18)	(0.08)	(0.26)	8.76	0.45	5,084	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.78	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.98	5.49	4,773	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	2,416	1.00		1.84		1.20		15
Class CX
Six months ended 06/30/16	7.89	(0.03)	0.47	0.44	(0.01)	—	(0.01)	8.32	5.53	2,213	1.00	(e)	2.07	(e)	(0.84	)(e)	0
Year ended 12/31/15	8.57	0.05	(0.36)	(0.31)	(0.20)	(0.17)	(0.37)	7.89	(3.55)	2,281	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.22)	(0.20)	(0.42)	8.57	2.55	3,088	1.00		1.71		0.38		9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	3,861	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.78	0.05	0.42	0.47	(0.17)	(0.11)	(0.28)	8.97	5.38	4,667	1.00		1.71		0.55		7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	4,891	1.00		1.84		1.20		15
Class R
Six months ended 06/30/16	8.05	(0.01)	0.47	0.46	(0.02)	—	(0.02)	8.49	5.67	1,689	0.50	(e)	1.57	(e)	(0.34	)(e)	0
Year ended 12/31/15	8.72	0.10	(0.37)	(0.27)	(0.23)	(0.17)	(0.40)	8.05	(3.08)	1,442	0.50		1.36		1.14		19
Year ended 12/31/14	8.88	0.08	0.19	0.27	(0.23)	(0.20)	(0.43)	8.72	3.02	1,656	0.50		1.21		0.88		9
Year ended 12/31/13	9.04	(0.04)	0.14	0.10	(0.18)	(0.08)	(0.26)	8.88	1.13	1,959	0.50		1.10		(0.47)		16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	2,006	0.50		1.21		1.05		7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.81	1,774	0.50		1.34		1.70		15
Class RX
Six months ended 06/30/16	8.04	(0.01)	0.48	0.47	(0.02)	—	(0.02)	8.49	5.80	112	0.50	(e)	1.57	(e)	(0.34	)(e)	0
Year ended 12/31/15	8.71	0.10	(0.37)	(0.27)	(0.23)	(0.17)	(0.40)	8.04	(3.09)	189	0.50		1.36		1.14		19
Year ended 12/31/14	8.86	0.08	0.20	0.28	(0.23)	(0.20)	(0.43)	8.71	3.14	181	0.50		1.21		0.88		9
Year ended 12/31/13	9.04	(0.04)	0.13	0.09	(0.19)	(0.08)	(0.27)	8.86	1.03	295	0.50		1.10		(0.47)		16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	497	0.50		1.21		1.05		7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.82	467	0.50		1.34		1.70		15
Class Y
Six months ended 06/30/16	8.18	0.01	0.49	0.50	(0.03)	—	(0.03)	8.65	6.09	513	0.00	(e)	1.07	(e)	0.16	(e)	0
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	1,442	0.00		0.86		1.64		19
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	1,695	0.00		0.71		1.38		9
Year ended 12/31/13	9.11	0.00	0.13	0.13	(0.20)	(0.08)	(0.28)	8.96	1.51	2,118	0.00		0.60		0.03		16
Year ended 12/31/12	8.86	0.14	0.44	0.58	(0.22)	(0.11)	(0.33)	9.11	6.58	673	0.00		0.71		1.55		7
Year ended 12/31/11	8.60	0.20	0.34	0.54	(0.16)	(0.12)	(0.28)	8.86	6.30	305	0.00		0.84		2.20		15
Class R5
Six months ended 06/30/16	8.18	0.01	0.49	0.50	(0.03)	—	(0.03)	8.65	6.09	167	0.00	(e)	0.99	(e)	0.16	(e)	0
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	3,141	0.00		0.77		1.64		19
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	9,573	0.00		0.63		1.38		9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	7,802	0.00		0.54		0.03		16
Year ended 12/31/12	8.86	0.14	0.43	0.57	(0.22)	(0.11)	(0.33)	9.10	6.46	2,935	0.00		0.66		1.55		7
Year ended 12/31/11	8.59	0.20	0.35	0.55	(0.16)	(0.12)	(0.28)	8.86	6.42	26	0.00		0.75		2.20		15
Class R6
Six months ended 06/30/16	8.18	0.01	0.49	0.50	(0.03)	—	(0.03)	8.65	6.09	522	0.00	(e)	0.92	(e)	0.16	(e)	0
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	416	0.00		0.69		1.64		19
Year ended 12/31/14	8.96	0.13	0.20	0.33	(0.25)	(0.20)	(0.45)	8.84	3.61	328	0.00		0.54		1.38		9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	281	0.00		0.45		0.03		16
Year ended 12/31/12(f)	9.38	0.04	(0.02)	0.02	(0.19)	(0.11)	(0.30)	9.10	0.30	10	0.00	(g)	0.62	(g)	1.55	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.56%, 0.56%, 0.56%, 0.54%, 0.52% and 0.59% for the six months ended June 30, 2016 and for the years ended December 31,2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,301, $9,230, $131, $3,660, $2,210, $1,601, $181, $553, $893 and $467 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

32                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$8.25	$(0.01)	$0.65	$0.64	$—	$—	$—	$8.89	7.76%	$39,071	0.25	%(e)	0.82	%(e)	(0.16	)%(e)	1%
Year ended 12/31/15	9.11	0.17	(0.52)	(0.35)	(0.31)	(0.20)	(0.51)	8.25	(3.79)	38,164	0.25		0.69		1.92		12
Year ended 12/31/14	9.32	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.11	4.81	47,303	0.25		0.67		1.65		7
Year ended 12/31/13	9.51	(0.02)	0.21	0.19	(0.31)	(0.07)	(0.38)	9.32	2.01	51,352	0.25		0.66		(0.24)		16
Year ended 12/31/12	9.05	0.22	0.67	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	41,873	0.25		0.75		2.24		6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	26,420	0.25		0.80		2.59		15
Class AX
Six months ended 06/30/16	8.25	(0.01)	0.65	0.64	—	—	—	8.89	7.76	8,037	0.25	(e)	0.82	(e)	(0.16	)(e)	1
Year ended 12/31/15	9.10	0.17	(0.51)	(0.34)	(0.31)	(0.20)	(0.51)	8.25	(3.69)	7,802	0.25		0.69		1.92		12
Year ended 12/31/14	9.31	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.10	4.81	9,609	0.25		0.67		1.65		7
Year ended 12/31/13	9.51	(0.02)	0.20	0.18	(0.31)	(0.07)	(0.38)	9.31	1.90	11,986	0.25		0.66		(0.24)		16
Year ended 12/31/12	9.05	0.21	0.68	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	14,125	0.25		0.75		2.24		6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	15,291	0.25		0.80		2.59		15
Class B
Six months ended 06/30/16	8.16	(0.04)	0.64	0.60	—	—	—	8.76	7.35	828	1.00	(e)	1.57	(e)	(0.91	)(e)	1
Year ended 12/31/15	9.00	0.10	(0.51)	(0.41)	(0.23)	(0.20)	(0.43)	8.16	(4.48)	1,001	1.00		1.44		1.17		12
Year ended 12/31/14	9.21	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	9.00	4.03	1,715	1.00		1.42		0.90		7
Year ended 12/31/13	9.40	(0.09)	0.20	0.11	(0.23)	(0.07)	(0.30)	9.21	1.19	2,425	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.97	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.40	8.95	3,501	1.00		1.50		1.49		6
Year ended 12/31/11	8.49	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.97	9.04	3,163	1.00		1.55		1.84		15
Class C
Six months ended 06/30/16	8.15	(0.04)	0.64	0.60	—	—	—	8.75	7.36	8,021	1.00	(e)	1.57	(e)	(0.91	)(e)	1
Year ended 12/31/15	8.98	0.10	(0.50)	(0.40)	(0.23)	(0.20)	(0.43)	8.15	(4.37)	8,032	1.00		1.44		1.17		12
Year ended 12/31/14	9.20	0.09	0.27	0.36	(0.30)	(0.28)	(0.58)	8.98	3.93	9,613	1.00		1.42		0.90		7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	10,108	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	10,550	1.00		1.50		1.49		6
Year ended 12/31/11	8.47	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.95	9.06	5,322	1.00		1.55		1.84		15
Class CX
Six months ended 06/30/16	8.15	(0.04)	0.64	0.60	—	—	—	8.75	7.36	2,185	1.00	(e)	1.57	(e)	(0.91	)(e)	1
Year ended 12/31/15	8.99	0.10	(0.51)	(0.41)	(0.23)	(0.20)	(0.43)	8.15	(4.48)	2,124	1.00		1.44		1.17		12
Year ended 12/31/14	9.20	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	8.99	4.04	2,677	1.00		1.42		0.90		7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	2,951	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	3,759	1.00		1.50		1.49		6
Year ended 12/31/11	8.48	0.16	0.60	0.76	(0.17)	(0.12)	(0.29)	8.95	8.93	3,862	1.00		1.55		1.84		15
Class R
Six months ended 06/30/16	8.22	(0.02)	0.65	0.63	—	—	—	8.85	7.66	6,774	0.50	(e)	1.07	(e)	(0.41	)(e)	1
Year ended 12/31/15	9.07	0.15	(0.51)	(0.36)	(0.29)	(0.20)	(0.49)	8.22	(3.98)	6,047	0.50		0.94		1.67		12
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	7,564	0.50		0.92		1.40		7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	10,375	0.50		0.91		(0.49)		16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	10,942	0.50		1.00		1.99		6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	5,930	0.50		1.05		2.34		15
Class RX
Six months ended 06/30/16	8.22	(0.02)	0.65	0.63	—	—	—	8.85	7.66	419	0.50	(e)	1.07	(e)	(0.41	)(e)	1
Year ended 12/31/15	9.07	0.15	(0.51)	(0.36)	(0.29)	(0.20)	(0.49)	8.22	(3.98)	545	0.50		0.94		1.67		12
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	848	0.50		0.92		1.40		7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	1,282	0.50		0.91		(0.49)		16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	1,957	0.50		1.00		1.99		6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	1,443	0.50		1.05		2.34		15
Class Y
Six months ended 06/30/16	8.25	0.00	0.65	0.65	—	—	—	8.90	7.88	3,384	0.00	(e)	0.57	(e)	0.09	(e)	1
Year ended 12/31/15	9.10	0.20	(0.51)	(0.31)	(0.34)	(0.20)	(0.54)	8.25	(3.40)	5,502	0.00		0.44		2.17		12
Year ended 12/31/14	9.31	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.10	5.09	7,416	0.00		0.42		1.90		7
Year ended 12/31/13	9.51	0.00	0.21	0.21	(0.34)	(0.07)	(0.41)	9.31	2.16	8,497	0.00		0.41		0.01		16
Year ended 12/31/12	9.06	0.24	0.66	0.90	(0.35)	(0.10)	(0.45)	9.51	10.00	6,486	0.00		0.50		2.49		6
Year ended 12/31/11	8.57	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.06	10.08	395	0.00		0.55		2.84		15
Class R5
Six months ended 06/30/16	8.29	0.00	0.66	0.66	—	—	—	8.95	7.96	1,364	0.00	(e)	0.45	(e)	0.09	(e)	1
Year ended 12/31/15	9.15	0.20	(0.52)	(0.32)	(0.34)	(0.20)	(0.54)	8.29	(3.50)	27,809	0.00		0.34		2.17		12
Year ended 12/31/14	9.36	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.15	5.07	36,230	0.00		0.31		1.90		7
Year ended 12/31/13	9.55	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.36	2.26	32,091	0.00		0.32		0.01		16
Year ended 12/31/12	9.09	0.24	0.67	0.91	(0.35)	(0.10)	(0.45)	9.55	10.08	5,839	0.00		0.42		2.49		6
Year ended 12/31/11	8.60	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.09	10.04	12	0.00		0.47		2.84		15
Class R6
Six months ended 06/30/16	8.30	0.00	0.66	0.66	—	—	—	8.96	7.95	1,387	0.00	(e)	0.35	(e)	0.09	(e)	1
Year ended 12/31/15	9.16	0.20	(0.52)	(0.32)	(0.34)	(0.20)	(0.54)	8.30	(3.49)	1,303	0.00		0.24		2.17		12
Year ended 12/31/14	9.37	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.16	5.06	1,136	0.00		0.22		1.90		7
Year ended 12/31/13	9.56	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.37	2.25	901	0.00		0.23		0.01		16
Year ended 12/31/12(f)	9.96	0.07	(0.02)	0.05	(0.35)	(0.10)	(0.45)	9.56	0.57	10	0.00	(g)	0.30	(g)	2.49	(g)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.70%, 0.70%, 0.73%, 0.71%, 0.71% and 0.85% for the six months ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,839, $7,802, $870, $7,703, $2,115, $6,273, $476, $3,110, $7,854 and $1,295 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

33                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$7.67	$(0.01)	$0.84	$0.83	$—	$—	$—	$8.50	10.82%	$44,257	0.25	%(e)	0.80	%(e)	(0.25	)%(e)	2%
Year ended 12/31/15	8.79	0.24	(0.69)	(0.45)	(0.40)	(0.27)	(0.67)	7.67	(5.03)	40,600	0.25		0.69		2.74		17
Year ended 12/31/14	9.04	0.24	0.31	0.55	(0.50)	(0.30)	(0.80)	8.79	6.25	49,929	0.25		0.68		2.57		9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.28	51,749	0.25		0.68		(0.25)		34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	38,142	0.25		0.76		2.66		3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	22,508	0.25		0.95		2.89		9
Class AX
Six months ended 06/30/16	7.69	(0.01)	0.83	0.82	—	—	—	8.51	10.66	6,040	0.25	(e)	0.80	(e)	(0.25	)(e)	2
Year ended 12/31/15	8.80	0.24	(0.68)	(0.44)	(0.40)	(0.27)	(0.67)	7.69	(4.90)	5,767	0.25		0.69		2.74		17
Year ended 12/31/14	9.04	0.24	0.32	0.56	(0.50)	(0.30)	(0.80)	8.80	6.36	6,697	0.25		0.68		2.57		9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.27	8,353	0.25		0.68		(0.25)		34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	10,273	0.25		0.76		2.66		3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	10,834	0.25		0.95		2.89		9
Class B
Six months ended 06/30/16	7.59	(0.04)	0.83	0.79	—	—	—	8.38	10.41	1,318	1.00	(e)	1.55	(e)	(1.00	)(e)	2
Year ended 12/31/15	8.70	0.17	(0.68)	(0.51)	(0.33)	(0.27)	(0.60)	7.59	(5.77)	1,502	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.31	0.48	(0.43)	(0.30)	(0.73)	8.70	5.51	2,157	1.00		1.43		1.82		9
Year ended 12/31/13	9.14	(0.09)	0.23	0.14	(0.25)	(0.08)	(0.33)	8.95	1.52	2,759	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.65	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.14	9.70	3,507	1.00		1.51		1.91		3
Year ended 12/31/11	8.08	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.65	9.36	3,068	1.00		1.70		2.14		9
Class C
Six months ended 06/30/16	7.59	(0.04)	0.82	0.78	—	—	—	8.37	10.28	11,671	1.00	(e)	1.55	(e)	(1.00	)(e)	2
Year ended 12/31/15	8.69	0.17	(0.67)	(0.50)	(0.33)	(0.27)	(0.60)	7.59	(5.66)	12,119	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	13,330	1.00		1.43		1.82		9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	12,050	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.64	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	10,976	1.00		1.51		1.91		3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	6,107	1.00		1.70		2.14		9
Class CX
Six months ended 06/30/16	7.59	(0.04)	0.82	0.78	—	—	—	8.37	10.28	855	1.00	(e)	1.55	(e)	(1.00	)(e)	2
Year ended 12/31/15	8.69	0.17	(0.67)	(0.50)	(0.33)	(0.27)	(0.60)	7.59	(5.66)	1,111	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	1,732	1.00		1.43		1.82		9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	1,821	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.64	0.17	0.67	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	2,017	1.00		1.51		1.91		3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	1,883	1.00		1.70		2.14		9
Class R
Six months ended 06/30/16	7.63	(0.02)	0.83	0.81	—	—	—	8.44	10.62	10,753	0.50	(e)	1.05	(e)	(0.50	)(e)	2
Year ended 12/31/15	8.74	0.22	(0.68)	(0.46)	(0.38)	(0.27)	(0.65)	7.63	(5.21)	9,435	0.50		0.94		2.49		17
Year ended 12/31/14	8.99	0.22	0.31	0.53	(0.48)	(0.30)	(0.78)	8.74	6.02	11,531	0.50		0.93		2.32		9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.03	13,007	0.50		0.93		(0.50)		34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.25	12,296	0.50		1.01		2.41		3
Year ended 12/31/11	8.11	0.22	0.57	0.79	(0.21)	(0.01)	(0.22)	8.68	9.83	7,636	0.50		1.20		2.64		9
Class RX
Six months ended 06/30/16	7.63	(0.02)	0.83	0.81	—	—	—	8.44	10.62	543	0.50	(e)	1.05	(e)	(0.50	)(e)	2
Year ended 12/31/15	8.73	0.22	(0.67)	(0.45)	(0.38)	(0.27)	(0.65)	7.63	(5.09)	1,162	0.50		0.94		2.49		17
Year ended 12/31/14	8.99	0.22	0.30	0.52	(0.48)	(0.30)	(0.78)	8.73	5.89	1,139	0.50		0.93		2.32		9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.04	1,119	0.50		0.93		(0.50)		34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.26	1,177	0.50		1.01		2.41		3
Year ended 12/31/11	8.10	0.22	0.58	0.80	(0.21)	(0.01)	(0.22)	8.68	9.97	848	0.50		1.20		2.64		9
Class Y
Six months ended 06/30/16	7.69	0.00	0.84	0.84	—	—	—	8.53	10.92	3,232	0.00	(e)	0.55	(e)	0.00	(e)	2
Year ended 12/31/15	8.81	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.69	(4.75)	5,018	0.00		0.44		2.99		17
Year ended 12/31/14	9.06	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.81	6.51	5,730	0.00		0.43		2.82		9
Year ended 12/31/13	9.25	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.06	2.52	5,406	0.00		0.43		0.00		34
Year ended 12/31/12	8.73	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.25	10.88	4,077	0.00		0.51		2.91		3
Year ended 12/31/11	8.15	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.73	10.40	2,403	0.00		0.70		3.14		9
Class R5
Six months ended 06/30/16	7.71	0.00	0.85	0.85	—	—	—	8.56	11.02	2,678	0.00	(e)	0.41	(e)	0.00	(e)	2
Year ended 12/31/15	8.83	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.71	(4.74)	28,098	0.00		0.32		2.99		17
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	41,595	0.00		0.30		2.82		9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	35,104	0.00		0.33		0.00		34
Year ended 12/31/12	8.75	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.27	10.86	18,476	0.00		0.40		2.91		3
Year ended 12/31/11	8.17	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.75	10.37	12	0.00		0.51		3.14		9
Class R6
Six months ended 06/30/16	7.71	0.00	0.84	0.84	—	—	—	8.55	10.90	1,902	0.00	(e)	0.31	(e)	0.00	(e)	2
Year ended 12/31/15	8.83	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.71	(4.74)	1,576	0.00		0.23		2.99		17
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	1,250	0.00		0.21		2.82		9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	905	0.00		0.24		0.00		34
Year ended 12/31/12(f)	9.65	0.07	(0.02)	0.05	(0.38)	(0.05)	(0.43)	9.27	0.52	10	0.00	(g)	0.32	(g)	2.91	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.88%, 0.88%, 0.89%, 0.87%, 0.85% and 0.87% for the six months ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $41,389, $5,817, $1,368, $11,642, $988, $9,774, $1,073, $3,805, $8,853 and $1,707 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

34                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$6.91	$(0.01)	$0.89	$0.88	$—	$—	$—	$7.79	12.74%	$29,705	0.25	%(e)	1.01	%(e)	(0.25	)%(e)	2%
Year ended 12/31/15	8.07	0.27	(0.74)	(0.47)	(0.45)	(0.24)	(0.69)	6.91	(5.74)	27,131	0.25		0.85		3.32		28
Year ended 12/31/14	8.34	0.31	0.29	0.60	(0.59)	(0.28)	(0.87)	8.07	7.35	35,495	0.26		0.86		3.53		8
Year ended 12/31/13	8.76	(0.02)	0.21	0.19	(0.22)	(0.39)	(0.61)	8.34	2.23	33,816	0.25		0.87		(0.25)		68
Year ended 12/31/12	8.23	0.24	0.62	0.86	(0.33)	—	(0.33)	8.76	10.38	28,426	0.25		1.07		2.69		4
Year ended 12/31/11	7.79	0.23	0.57	0.80	(0.36)	—	(0.36)	8.23	10.30	13,484	0.25		1.52		2.88		14
Class AX
Six months ended 06/30/16	6.90	(0.01)	0.90	0.89	—	—	—	7.79	12.90	3,028	0.25	(e)	1.01	(e)	(0.25	)(e)	2
Year ended 12/31/15	8.06	0.27	(0.74)	(0.47)	(0.45)	(0.24)	(0.69)	6.90	(5.76)	2,851	0.25		0.85		3.32		28
Year ended 12/31/14	8.34	0.31	0.28	0.59	(0.59)	(0.28)	(0.87)	8.06	7.23	3,284	0.26		0.86		3.53		8
Year ended 12/31/13	8.75	(0.02)	0.22	0.20	(0.22)	(0.39)	(0.61)	8.34	2.34	3,493	0.25		0.87		(0.25)		68
Year ended 12/31/12	8.22	0.23	0.63	0.86	(0.33)	—	(0.33)	8.75	10.51	3,999	0.25		1.07		2.69		4
Year ended 12/31/11	7.79	0.23	0.56	0.79	(0.36)	—	(0.36)	8.22	10.17	4,087	0.25		1.52		2.88		14
Class B
Six months ended 06/30/16	6.83	(0.03)	0.88	0.85	—	—	—	7.68	12.45	533	1.00	(e)	1.76	(e)	(1.00	)(e)	2
Year ended 12/31/15	7.97	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.83	(6.39)	559	1.00		1.60		2.57		28
Year ended 12/31/14	8.26	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.97	6.38	925	1.01		1.61		2.78		8
Year ended 12/31/13	8.67	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.26	1.54	1,109	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.15	0.17	0.63	0.80	(0.28)	—	(0.28)	8.67	9.79	1,263	1.00		1.82		1.94		4
Year ended 12/31/11	7.73	0.17	0.55	0.72	(0.30)	—	(0.30)	8.15	9.37	1,289	1.00		2.27		2.13		14
Class C
Six months ended 06/30/16	6.82	(0.03)	0.87	0.84	—	—	—	7.66	12.32	5,718	1.00	(e)	1.76	(e)	(1.00	)(e)	2
Year ended 12/31/15	7.96	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.82	(6.39)	5,382	1.00		1.60		2.57		28
Year ended 12/31/14	8.25	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.96	6.39	6,249	1.01		1.61		2.78		8
Year ended 12/31/13	8.66	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.25	1.54	5,999	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.14	0.17	0.63	0.80	(0.28)	—	(0.28)	8.66	9.81	6,377	1.00		1.82		1.94		4
Year ended 12/31/11	7.73	0.17	0.54	0.71	(0.30)	—	(0.30)	8.14	9.24	3,468	1.00		2.27		2.13		14
Class CX
Six months ended 06/30/16	6.81	(0.03)	0.88	0.85	—	—	—	7.66	12.48	313	1.00	(e)	1.76	(e)	(1.00	)(e)	2
Year ended 12/31/15	7.95	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.81	(6.40)	308	1.00		1.60		2.57		28
Year ended 12/31/14	8.24	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.95	6.39	572	1.01		1.61		2.78		8
Year ended 12/31/13	8.65	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.24	1.54	563	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.14	0.17	0.62	0.79	(0.28)	—	(0.28)	8.65	9.68	590	1.00		1.82		1.94		4
Year ended 12/31/11	7.72	0.17	0.55	0.72	(0.30)	—	(0.30)	8.14	9.38	595	1.00		2.27		2.13		14
Class R
Six months ended 06/30/16	6.87	(0.02)	0.89	0.87	—	—	—	7.74	12.66	7,573	0.50	(e)	1.26	(e)	(0.50	)(e)	2
Year ended 12/31/15	8.02	0.24	(0.72)	(0.48)	(0.43)	(0.24)	(0.67)	6.87	(5.93)	6,869	0.50		1.10		3.07		28
Year ended 12/31/14	8.30	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.02	7.00	8,650	0.51		1.11		3.28		8
Year ended 12/31/13	8.72	(0.04)	0.21	0.17	(0.20)	(0.39)	(0.59)	8.30	1.97	8,644	0.50		1.12		(0.50)		68
Year ended 12/31/12	8.19	0.21	0.63	0.84	(0.31)	—	(0.31)	8.72	10.33	8,197	0.50		1.32		2.44		4
Year ended 12/31/11	7.77	0.21	0.55	0.76	(0.34)	—	(0.34)	8.19	9.81	3,692	0.50		1.77		2.63		14
Class RX
Six months ended 06/30/16	6.88	(0.02)	0.88	0.86	—	—	—	7.74	12.50	242	0.50	(e)	1.26	(e)	(0.50	)(e)	2
Year ended 12/31/15	8.03	0.24	(0.72)	(0.48)	(0.43)	(0.24)	(0.67)	6.88	(5.91)	599	0.50		1.10		3.07		28
Year ended 12/31/14	8.31	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.03	6.99	683	0.51		1.11		3.28		8
Year ended 12/31/13	8.72	(0.04)	0.22	0.18	(0.20)	(0.39)	(0.59)	8.31	2.08	614	0.50		1.12		(0.50)		68
Year ended 12/31/12	8.20	0.21	0.62	0.83	(0.31)	—	(0.31)	8.72	10.19	781	0.50		1.32		2.44		4
Year ended 12/31/11	7.76	0.21	0.57	0.78	(0.34)	—	(0.34)	8.20	10.08	631	0.50		1.77		2.63		14
Class Y
Six months ended 06/30/16	6.92	0.00	0.90	0.90	—	—	—	7.82	13.01	1,993	0.00	(e)	0.76	(e)	0.00	(e)	2
Year ended 12/31/15	8.09	0.29	(0.75)	(0.46)	(0.47)	(0.24)	(0.71)	6.92	(5.58)	2,921	0.00		0.60		3.57		28
Year ended 12/31/14	8.36	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.09	7.61	2,338	0.01		0.61		3.78		8
Year ended 12/31/13	8.78	0.00	0.21	0.21	(0.24)	(0.39)	(0.63)	8.36	2.49	2,716	0.00		0.62		0.00		68
Year ended 12/31/12	8.24	0.26	0.63	0.89	(0.35)	—	(0.35)	8.78	10.83	1,967	0.00		0.82		2.94		4
Year ended 12/31/11	7.81	0.25	0.56	0.81	(0.38)	—	(0.38)	8.24	10.39	190	0.00		1.27		3.13		14
Class R5
Six months ended 06/30/16	6.94	0.00	0.89	0.89	—	—	—	7.83	12.82	667	0.00	(e)	0.58	(e)	0.00	(e)	2
Year ended 12/31/15	8.10	0.29	(0.74)	(0.45)	(0.47)	(0.24)	(0.71)	6.94	(5.44)	23,619	0.00		0.42		3.57		28
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	25,848	0.01		0.44		3.78		8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	21,149	0.00		0.47		0.00		68
Year ended 12/31/12	8.25	0.26	0.62	0.88	(0.35)	—	(0.35)	8.78	10.69	6,079	0.00		0.65		2.94		4
Year ended 12/31/11	7.81	0.25	0.57	0.82	(0.38)	—	(0.38)	8.25	10.52	13	0.00		1.02		3.13		14
Class R6
Six months ended 06/30/16	6.93	0.00	0.90	0.90	—	—	—	7.83	12.99	1,852	0.00	(e)	0.48	(e)	0.00	(e)	2
Year ended 12/31/15	8.10	0.29	(0.75)	(0.46)	(0.47)	(0.24)	(0.71)	6.93	(5.58)	1,484	0.00		0.33		3.57		28
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	1,270	0.01		0.35		3.78		8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	970	0.00		0.37		0.00		68
Year ended 12/31/12(f)	9.09	0.07	(0.03)	0.04	(0.35)	—	(0.35)	8.78	0.46	10	0.00	(g)	0.53	(g)	2.94	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated acquired fund fees from underlying funds were 0.98%, 0.98%, 0.99%, 0.99%, 0.98% and 0.87% for the six months ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $27,300, $2,881, $531, $5,438, $309, $7,028, $565, $2,608, $6,278 and $1,646 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

35                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$6.70	$(0.01)	$0.98	$0.97	$—	$—	$—	$7.67	14.48%	$15,626	0.25	%(e)	1.55	%(e)	(0.25	)%(e)	8%
Year ended 12/31/15	7.98	0.31	(0.83)	(0.52)	(0.48)	(0.28)	(0.76)	6.70	(6.45)	13,456	0.25		1.31		3.97		22
Year ended 12/31/14	8.21	0.40	0.27	0.67	(0.63)	(0.27)	(0.90)	7.98	8.30	14,645	0.25		1.24		4.61		8
Year ended 12/31/13	8.68	(0.02)	0.22	0.20	(0.20)	(0.47)	(0.67)	8.21	2.42	13,570	0.25		1.31		(0.25)		93
Year ended 12/31/12	8.20	0.23	0.63	0.86	(0.35)	(0.03)	(0.38)	8.68	10.47	12,933	0.25		1.57		2.62		4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	7,586	0.25		3.01		3.34		22
Class AX
Six months ended 06/30/16	6.71	(0.01)	0.98	0.97	—	—	—	7.68	14.46	1,158	0.25	(e)	1.55	(e)	(0.25	)(e)	8
Year ended 12/31/15	7.99	0.31	(0.83)	(0.52)	(0.48)	(0.28)	(0.76)	6.71	(6.44)	1,037	0.25		1.31		3.97		22
Year ended 12/31/14	8.21	0.40	0.28	0.68	(0.63)	(0.27)	(0.90)	7.99	8.43	1,192	0.25		1.24		4.61		8
Year ended 12/31/13	8.69	(0.02)	0.21	0.19	(0.20)	(0.47)	(0.67)	8.21	2.30	1,230	0.25		1.31		(0.25)		93
Year ended 12/31/12	8.20	0.23	0.64	0.87	(0.35)	(0.03)	(0.38)	8.69	10.59	1,258	0.25		1.57		2.62		4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	1,430	0.25		3.01		3.34		22
Class B
Six months ended 06/30/16	6.60	(0.03)	0.96	0.93	—	—	—	7.53	14.09	289	1.00	(e)	2.30	(e)	(1.00	)(e)	8
Year ended 12/31/15	7.86	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.60	(7.11)	294	1.00		2.06		3.22		22
Year ended 12/31/14	8.10	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.86	7.55	348	1.00		1.99		3.86		8
Year ended 12/31/13	8.57	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.10	1.65	393	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.11	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.57	9.68	473	1.00		2.32		1.86		4
Year ended 12/31/11	7.55	0.20	0.51	0.71	(0.15)	—	(0.15)	8.11	9.39	478	1.00		3.76		2.59		22
Class C
Six months ended 06/30/16	6.61	(0.03)	0.96	0.93	—	—	—	7.54	14.07	4,766	1.00	(e)	2.30	(e)	(1.00	)(e)	8
Year ended 12/31/15	7.87	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.61	(7.11)	4,283	1.00		2.06		3.22		22
Year ended 12/31/14	8.12	0.33	0.26	0.59	(0.57)	(0.27)	(0.84)	7.87	7.41	4,876	1.00		1.99		3.86		8
Year ended 12/31/13	8.59	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.12	1.65	3,924	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.13	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.59	9.66	3,975	1.00		2.32		1.87		4
Year ended 12/31/11	7.57	0.20	0.51	0.71	(0.15)	—	(0.15)	8.13	9.36	1,872	1.00		3.76		2.59		22
Class CX
Six months ended 06/30/16	6.61	(0.03)	0.96	0.93	—	—	—	7.54	14.07	153	1.00	(e)	2.30	(e)	(1.00	)(e)	8
Year ended 12/31/15	7.87	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.61	(7.10)	141	1.00		2.06		3.22		22
Year ended 12/31/14	8.11	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.87	7.54	152	1.00		1.99		3.86		8
Year ended 12/31/13	8.58	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.11	1.65	134	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.12	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.58	9.67	128	1.00		2.32		1.87		4
Year ended 12/31/11	7.56	0.20	0.51	0.71	(0.15)	—	(0.15)	8.12	9.37	99	1.00		3.76		2.59		22
Class R
Six months ended 06/30/16	6.66	(0.02)	0.98	0.96	—	—	—	7.62	14.41	3,714	0.50	(e)	1.80	(e)	(0.50	)(e)	8
Year ended 12/31/15	7.93	0.29	(0.82)	(0.53)	(0.46)	(0.28)	(0.74)	6.66	(6.63)	3,812	0.50		1.56		3.72		22
Year ended 12/31/14	8.17	0.37	0.27	0.64	(0.61)	(0.27)	(0.88)	7.93	7.96	5,548	0.50		1.49		4.36		8
Year ended 12/31/13	8.64	(0.04)	0.22	0.18	(0.18)	(0.47)	(0.65)	8.17	2.18	4,887	0.50		1.56		(0.50)		93
Year ended 12/31/12	8.17	0.21	0.62	0.83	(0.33)	(0.03)	(0.36)	8.64	10.17	3,846	0.50		1.82		2.37		4
Year ended 12/31/11	7.59	0.24	0.51	0.75	(0.17)	—	(0.17)	8.17	9.98	1,930	0.50		3.26		3.09		22
Class RX
Six months ended 06/30/16	6.67	(0.02)	0.98	0.96	—	—	—	7.63	14.39	76	0.50	(e)	1.80	(e)	(0.50	)(e)	8
Year ended 12/31/15	7.94	0.29	(0.82)	(0.53)	(0.46)	(0.28)	(0.74)	6.67	(6.63)	163	0.50		1.56		3.72		22
Year ended 12/31/14	8.17	0.37	0.28	0.65	(0.61)	(0.27)	(0.88)	7.94	8.09	214	0.50		1.49		4.36		8
Year ended 12/31/13	8.65	(0.04)	0.21	0.17	(0.18)	(0.47)	(0.65)	8.17	2.06	255	0.50		1.56		(0.50)		93
Year ended 12/31/12	8.17	0.21	0.63	0.84	(0.33)	(0.03)	(0.36)	8.65	10.30	205	0.50		1.82		2.37		4
Year ended 12/31/11	7.60	0.24	0.50	0.74	(0.17)	—	(0.17)	8.17	9.84	146	0.50		3.26		3.09		22
Class Y
Six months ended 06/30/16	6.72	0.00	0.98	0.98	—	—	—	7.70	14.58	2,216	0.00	(e)	1.30	(e)	0.00	(e)	8
Year ended 12/31/15	8.01	0.34	(0.85)	(0.51)	(0.50)	(0.28)	(0.78)	6.72	(6.29)	2,412	0.00		1.06		4.22		22
Year ended 12/31/14	8.22	0.42	0.29	0.71	(0.65)	(0.27)	(0.92)	8.01	8.81	3,381	0.00		0.99		4.86		8
Year ended 12/31/13	8.69	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.22	2.68	1,941	0.00		1.06		0.00		93
Year ended 12/31/12	8.21	0.25	0.63	0.88	(0.37)	(0.03)	(0.40)	8.69	10.68	1,336	0.00		1.32		2.87		4
Year ended 12/31/11	7.63	0.29	0.50	0.79	(0.21)	—	(0.21)	8.21	10.36	482	0.00		2.76		3.59		22
Class R5
Six months ended 06/30/16	6.72	0.00	0.99	0.99	—	—	—	7.71	14.73	667	0.00	(e)	0.98	(e)	0.00	(e)	8
Year ended 12/31/15	8.00	0.34	(0.84)	(0.50)	(0.50)	(0.28)	(0.78)	6.72	(6.17)	8,058	0.00		0.77		4.22		22
Year ended 12/31/14	8.23	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.00	8.53	18,171	0.00		0.70		4.86		8
Year ended 12/31/13	8.70	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.23	2.68	14,065	0.00		0.81		0.00		93
Year ended 12/31/12	8.21	0.25	0.64	0.89	(0.37)	(0.03)	(0.40)	8.70	10.80	5,747	0.00		1.08		2.87		4
Year ended 12/31/11	7.62	0.29	0.51	0.80	(0.21)	—	(0.21)	8.21	10.50	11	0.00		2.36		3.59		22
Class R6
Six months ended 06/30/16	6.73	0.00	0.99	0.99	—	—	—	7.72	14.71	782	0.00	(e)	0.90	(e)	0.00	(e)	8
Year ended 12/31/15	8.01	0.33	(0.83)	(0.50)	(0.50)	(0.28)	(0.78)	6.73	(6.16)	523	0.00		0.69		4.22		22
Year ended 12/31/14	8.24	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.01	8.52	430	0.00		0.61		4.86		8
Year ended 12/31/13	8.71	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.24	2.67	290	0.00		0.72		0.00		93
Year ended 12/31/12(f)	9.06	0.07	(0.02)	0.05	(0.37)	(0.03)	(0.40)	8.71	0.52	10	0.00	(g)	0.99	(g)	2.87	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.09%, 1.09%, 1.10%, 1.11%, 1.11% and 0.87% for the six months ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $13,470, $1,066, $286, $4,398, $143, $3,651, $156, $2,209, $2,444 and $636 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

36                         Invesco Balanced-Risk Retirement Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, through June 30, 2016.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,059.50	$1.28	$1,023.62	$1.26	0.25%
AX	1,000.00	1,059.50	1.28	1,023.62	1.26	0.25
B	1,000.00	1,055.30	5.11	1,019.89	5.02	1.00
C	1,000.00	1,056.50	5.11	1,019.89	5.02	1.00
CX	1,000.00	1,055.30	5.11	1,019.89	5.02	1.00
R	1,000.00	1,056.70	2.56	1,022.38	2.51	0.50
RX	1,000.00	1,058.00	2.56	1,022.38	2.51	0.50
Y	1,000.00	1,060.90	0.00	1,024.86	0.00	0.00
R5	1,000.00	1,060.90	0.00	1,024.86	0.00	0.00
R6	1,000.00	1,060.90	0.00	1,024.86	0.00	0.00

37                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,077.60	$1.29	$1,023.62	$1.26	0.25%
AX	1,000.00	1,077.60	1.29	1,023.62	1.26	0.25
B	1,000.00	1,073.50	5.16	1,019.89	5.02	1.00
C	1,000.00	1,073.60	5.16	1,019.89	5.02	1.00
CX	1,000.00	1,073.60	5.16	1,019.89	5.02	1.00
R	1,000.00	1,076.60	2.58	1,022.38	2.51	0.50
RX	1,000.00	1,076.60	2.58	1,022.38	2.51	0.50
Y	1,000.00	1,078.80	0.00	1,024.86	0.00	0.00
R5	1,000.00	1,079.60	0.00	1,024.86	0.00	0.00
R6	1,000.00	1,079.50	0.00	1,024.86	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,108.20	$1.31	$1,023.62	$1.26	0.25%
AX	1,000.00	1,106.60	1.31	1,023.62	1.26	0.25
B	1,000.00	1,104.10	5.23	1,019.89	5.02	1.00
C	1,000.00	1,102.80	5.23	1,019.89	5.02	1.00
CX	1,000.00	1,102.80	5.23	1,019.89	5.02	1.00
R	1,000.00	1,106.20	2.62	1,022.38	2.51	0.50
RX	1,000.00	1,106.20	2.62	1,022.38	2.51	0.50
Y	1,000.00	1,109.20	0.00	1,024.86	0.00	0.00
R5	1,000.00	1,110.20	0.00	1,024.86	0.00	0.00
R6	1,000.00	1,109.00	0.00	1,024.86	0.00	0.00

Invesco Balanced-Risk Retirement 2040 Fund

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,127.40	$1.32	$1,023.62	$1.26	0.25%
AX	1,000.00	1,129.00	1.32	1,023.62	1.26	0.25
B	1,000.00	1,124.50	5.28	1,019.89	5.02	1.00
C	1,000.00	1,123.20	5.28	1,019.89	5.02	1.00
CX	1,000.00	1,124.80	5.28	1,019.89	5.02	1.00
R	1,000.00	1,126.60	2.64	1,022.38	2.51	0.50
RX	1,000.00	1,125.00	2.64	1,022.38	2.51	0.50
Y	1,000.00	1,130.10	0.00	1,024.86	0.00	0.00
R5	1,000.00	1,128.20	0.00	1,024.86	0.00	0.00
R6	1,000.00	1,129.90	0.00	1,024.86	0.00	0.00

38                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2050 Fund

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,144.80	$1.33	$1,023.62	$1.26	0.25%
AX	1,000.00	1,144.60	1.33	1,023.62	1.26	0.25
B	1,000.00	1,140.90	5.32	1,019.89	5.02	1.00
C	1,000.00	1,140.70	5.32	1,019.89	5.02	1.00
CX	1,000.00	1,140.70	5.32	1,019.89	5.02	1.00
R	1,000.00	1,144.10	2.67	1,022.38	2.51	0.50
RX	1,000.00	1,143.90	2.67	1,022.38	2.51	0.50
Y	1,000.00	1,145.80	0.00	1,024.86	0.00	0.00
R5	1,000.00	1,147.30	0.00	1,024.86	0.00	0.00
R6	1,000.00	1,147.10	0.00	1,024.86	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2016, through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

39                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement for each series portfolio of AIM Growth Series (each, a fund). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of a Fund.

Invesco Balanced-Risk Retirement Now Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Today Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund

40                         Invesco Balanced-Risk Retirement Funds

performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2020 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2020 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2030 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2030 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2040 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2040 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2050 Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2050 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. Because Invesco does not charge a Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of each Fund through at least April 30, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of each Fund.

Invesco Balanced-Risk Retirement Now Fund

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by each Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered that each Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from each Fund’s investment in the affiliated money market funds is fair and reasonable.

41                         Invesco Balanced-Risk Retirement Funds

Invesco mailing information Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s
Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	IBRR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Allocation Funds

Invesco Conservative Allocation Fund Nasdaq: A: CAAMX ¡ B: CMBAX C: CACMX ¡ R: CMARX ¡ S: CMASX Y: CAAYX ¡ R5: CMAIX Invesco Growth Allocation Fund Nasdaq: A: AADAX ¡ B: AAEBX C: AADCX ¡ R: AADRX ¡ S: AADSX Y: AADYX ¡ R5: AADIX Invesco Moderate Allocation Fund Nasdaq: A: AMKAX ¡ B: AMKBX C: AMKCX ¡ R: AMKRX ¡ S: AMKSX Y: ABKYX ¡ R5: AMLIX	2	Fund Performance
	8	Letters to Shareholders
	9	Schedule of Investments
	13	Financial Statements
	16	Notes to Financial Statements
	24	Financial Highlights
	27	Fund Expenses
	29	Distribution Information
	30	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Conservative Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.05%
Class B Shares	3.70
Class C Shares	3.69
Class R Shares	3.93
Class S Shares	4.20
Class Y Shares	4.18
Class R5 Shares	4.29
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Conservative Allocation Index■ (Style-Specific Index)	3.77
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	4.55

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: S&P 500 Index, MSCI EAFE Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (4/29/05)	3.79%
10 Years	3.43
5 Years	3.41
1 Year	-4.99
Class B Shares
Inception (4/29/05)	3.76%
10 Years	3.40
5 Years	3.44
1 Year	-5.09
Class C Shares
Inception (4/29/05)	3.57%
10 Years	3.26
5 Years	3.78
1 Year	-1.17
Class R Shares
Inception (4/29/05)	4.06%
10 Years	3.75
5 Years	4.30
1 Year	0.32
Class S Shares
10 Years	4.07%
5 Years	4.70
1 Year	0.69
Class Y Shares
10 Years	4.19%
5 Years	4.82
1 Year	0.84
Class R5 Shares
Inception (4/29/05)	4.61%
10 Years	4.29
5 Years	4.87
1 Year	0.81

Class S shares incepted on June 3, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.06%, 1.81%, 1.81%, 1.31%, 0.96%, 0.81% and 0.75%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees of the underlying funds in which the Fund invests of 0.55% for Invesco Conservative Allocation Fund.

3                             Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Growth Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.51%
Class B Shares	3.16
Class C Shares	3.16
Class R Shares	3.37
Class S Shares	3.52
Class Y Shares	3.68
Class R5 Shares	3.73
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Growth Allocation Index■ (Style-Specific Index)	1.45
Lipper Mixed-Asset Target Allocation Growth Funds Index¿ (Peer Group Index)	2.53
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: S&P 500 Index, MSCI EAFE Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

4                             Invesco Allocation Funds

Average Annual Total Returns As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	4.73%
10 Years	2.98
5 Years	4.11
1 Year	-7.37

Class B Shares
Inception (4/30/04)	4.72%
10 Years	2.94
5 Years	4.16
1 Year	-7.52

Class C Shares
Inception (4/30/04)	4.44%
10 Years	2.80
5 Years	4.50
1 Year	-3.65

Class R Shares
Inception (4/30/04)	4.97%
10 Years	3.31
5 Years	5.03
1 Year	-2.25

Class S Shares
10 Years	3.63%
5 Years	5.40
1 Year	-1.93

Class Y Shares
10 Years	3.77%
5 Years	5.55
1 Year	-1.70

Class R5 Shares
Inception (4/30/04)	5.57%
10 Years	3.91
5 Years	5.67
1 Year	-1.56

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.16%, 1.91%, 1.91%, 1.41%, 1.06%, 0.91% and 0.79%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees of the underlying funds in which the Fund invests of 0.63% for Invesco Growth Allocation Fund.

5                             Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderate Allocation Fund

Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.03%
Class B Shares	3.66
Class C Shares	3.67
Class R Shares	3.90
Class S Shares	4.08
Class Y Shares	4.15
Class R5 Shares	4.17
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Moderate Allocation Index■ (Style-Specific Index)	2.61
Lipper Mixed-Asset Target Allocation Moderate Funds Index¿ (Peer Group Index)	3.46
Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: S&P 500 Index, MSCI EAFE Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

6                             Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (4/30/04)	4.59%
10 Years	3.60
5 Years	3.74
1 Year	-6.28
Class B Shares
Inception (4/30/04)	4.57%
10 Years	3.57
5 Years	3.81
1 Year	-6.38
Class C Shares
Inception (4/30/04)	4.30%
10 Years	3.41
5 Years	4.15
1 Year	-2.49
Class R Shares
Inception (4/30/04)	4.82%
10 Years	3.93
5 Years	4.68
1 Year	-1.01
Class S Shares
10 Years	4.25%
5 Years	5.04
1 Year	-0.66
Class Y Shares
10 Years	4.39%
5 Years	5.19
1 Year	-0.50
Class R5 Shares
Inception (4/30/04)	5.34%
10 Years	4.45
5 Years	5.18
1 Year	-0.71

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares was 1.07%, 1.82%, 1.82%, 1.32%, 0.97%, 0.82% and 0.76%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees of the underlying funds in which the Fund invests of 0.60% for Invesco Moderate Allocation Fund.

7                             Invesco Allocation Funds

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

8                             Invesco Allocation Funds

Schedule of Investments

June 30, 2016

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Asset Allocation Funds–4.60%
Invesco Balanced-Risk Allocation Fund–Class R6	4.60%	$20,937,181	$—	$(6,289,066)	$2,028,172	$(551,830)	$—	1,411,949	$16,124,457
Invesco Balanced-Risk Commodity Strategy Fund–Class R6(b)	0.00%	13,849,776	24,941	(13,652,591)	6,004,697	(6,226,823)	—	—	—
Invesco Global Markets Strategy Fund–Class R6	0.00%	11,198,248	—	(11,353,818)	752,784	(597,214)	—	—	—
Total Asset Allocation Funds		45,985,205	24,941	(31,295,475)	8,785,653	(7,375,867)	—		16,124,457

Domestic Equity Funds–26.40%
Invesco All Cap Market Neutral Fund–Class R6	2.36%	—	8,759,974	(33,383)	(443,129)	(1,968)	—	829,809	8,281,494
Invesco American Franchise Fund–Class R6(b)	2.49%	6,922,665	2,379,363	(486,320)	(44,792)	(27,375)	—	536,743	8,743,541
Invesco Charter Fund–Class R6	0.00%	10,368,368	337,898	(10,242,765)	(1,062,831)	599,330	—	—	—
Invesco Comstock Fund–Class R6	0.00%	6,809,923	519,085	(6,665,246)	(1,965,347)	1,301,585	—	—	—
Invesco Diversified Dividend Fund–Class R6	7.14%	13,607,081	10,390,603	(970,480)	2,022,336	15,767	225,729	1,319,921	25,065,307
Invesco Endeavor Fund–Class R6(b)	1.93%	7,079,537	424,101	(900,682)	360,960	(189,371)	—	392,045	6,774,545
Invesco Equally-Weighted S&P 500 Fund–Class R6	6.07%	—	20,233,944	(1,378,528)	2,342,287	89,006	—	431,604	21,286,709
Invesco Growth and Income Fund–Class R6	3.96%	9,071,483	5,384,972	(1,021,060)	531,218	(64,854)	133,549	589,307	13,901,759
Invesco Small Cap Equity Fund–Class R6(b)	0.00%	5,913,314	471,992	(5,801,317)	(1,000,650)	416,661	—	—	—
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	2.45%	6,650,790	2,645,661	(610,677)	(131,115)	44,476	24,261	262,009	8,599,135
Total Domestic Equity Funds		66,423,161	51,547,593	(28,110,458)	608,937	2,183,257	383,539		92,652,490

Fixed-Income Funds–59.74%
Invesco Core Plus Bond Fund–Class R6	18.17%	86,251,088	1,234,018	(26,331,339)	3,318,042	(742,431)	1,235,676	5,820,035	63,729,378
Invesco Emerging Markets Flexible Bond Fund–Class R6(c)	4.92%	11,207,553	6,072,840	(192,774)	214,947	(26,926)	337,828	2,674,248	17,275,640
Invesco Floating Rate Fund–Class R6	5.00%	19,008,982	460,281	(2,228,503)	475,602	(176,373)	458,343	2,409,339	17,539,989
Invesco High Yield Fund–Class R6	6.05%	16,976,252	4,423,510	(921,062)	758,935	(30,649)	616,294	5,249,254	21,206,986
Invesco Premium Income Fund–Class R6	0.00%	13,938,135	59,980	(13,657,474)	370,286	(710,927)	119,607	—	—
Invesco Short Duration Inflation Protected Fund–Class R6	4.90%	—	16,872,653	(66,832)	367,801	238	87,085	1,612,569	17,173,860
Invesco Short Term Bond Fund–Class R6	3.92%	—	13,553,697	(53,358)	239,471	193	100,249	1,590,278	13,740,003
Invesco Quality Income Fund–Class R5(d)	7.87%	—	27,618,214	(106,985)	113,492	185	384,828	2,218,868	27,624,906
PowerShares 1-30 Laddered Treasury Portfolio–ETF	6.03%	43,622,658	—	(25,386,448)	(245,365)	3,156,592	279,697	601,439	21,147,437
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio–ETF	2.88%	—	9,995,065	(39,952)	164,920	451	61,562	402,245	10,120,484
Total Fixed-Income Funds		191,004,668	80,290,258	(68,984,727)	5,778,131	1,470,353	3,681,169		209,558,683

Foreign Equity Funds–5.80%
Invesco Developing Markets Fund–Class R6	0.00%	10,973,904	249,989	(10,853,508)	2,243,713	(2,614,098)	—	—	—
Invesco International Growth Fund–Class R6	2.93%	12,834,472	387,390	(2,757,386)	(153,212)	(29,096)	—	329,346	10,282,168
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	2.87%	13,547,552	935,538	(3,638,792)	(384,192)	(395,657)	187,252	291,301	10,064,449
Total Foreign Equity Funds		37,355,928	1,572,917	(17,249,686)	1,706,309	(3,038,851)	187,252		20,346,617

Real Estate Funds–3.07%
Invesco Global Real Estate Fund–Class R6	0.00%	6,806,080	180,714	(6,567,210)	(1,364,035)	944,451	—	—	—
Invesco Global Real Estate Income Fund–Class R6	3.07%	—	10,230,149	(209,196)	734,307	3,681	179,436	1,179,708	10,758,941
Total Real Estate Funds		6,806,080	10,410,863	(6,776,406)	(629,728)	948,132	179,436		10,758,941

Money Market Funds–0.44%
Liquid Assets Portfolio–Institutional Class, 0.44%(e)	0.22%	536,385	8,515,921	(8,298,042)	—	—	1,225	754,264	754,264
Premier Portfolio–Institutional Class, 0.40%(e)	0.22%	536,385	8,515,920	(8,298,042)	—	—	1,099	754,263	754,263
Total Money Market Funds		1,072,770	17,031,841	(16,596,084)	—	—	2,324		1,508,527
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $326,356,214)	100.05%	$348,647,812	$160,878,413	$(169,012,836)	$16,249,302	$(5,812,976)	$4,433,720		$350,949,715
OTHER ASSETS LESS LIABILITIES	(0.05)%								(165,830)
NET ASSETS	100.00%								$350,783,885
Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(d)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.
(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2016

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.01%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Asset Allocation Funds–4.53%
Invesco Balanced-Risk Allocation Fund–Class R6	4.53%	$84,358,134	$—	$(41,615,174)	$4,563,244	$(477,489)	$—	4,100,588	$46,828,715
Invesco Balanced-Risk Commodity Strategy Fund–Class R6(b)	0.00%	62,563,308	—	(61,551,169)	27,103,897	(28,116,036)	—	—	—
Invesco Global Markets Strategy Fund–Class R6	0.00%	56,894,489	—	(57,660,679)	3,779,147	(3,012,957)	—	—	—
Total Asset Allocation Funds		203,815,931	—	(160,827,022)	35,446,288	(31,606,482)	—		46,828,715

Domestic Equity Funds–57.94%
Invesco All Cap Market Neutral Fund–Class R6	3.94%	—	44,192,763	(1,376,177)	(2,062,552)	(52,780)	—	4,078,282	40,701,254
Invesco American Franchise Fund–Class R6 (b)	5.98%	46,606,573	18,214,857	(2,922,498)	39,207	(115,758)	—	3,795,112	61,822,381
Invesco Charter Fund–Class R6	0.00%	69,225,515	273,357	(66,376,856)	(3,636,962)	514,946	—	—	—
Invesco Comstock Fund–Class R6	5.96%	45,854,032	18,192,902	(3,473,327)	1,369,682	(295,590)	721,186	2,874,019	61,647,699
Invesco Diversified Dividend Fund–Class R6	11.60%	91,258,419	26,200,123	(6,942,571)	9,065,093	295,129	1,079,476	6,312,596	119,876,193
Invesco Endeavor Fund–Class R6(b)	2.42%	47,803,441	1,236,111	(22,779,636)	2,262,290	(3,535,594)	—	1,445,984	24,986,612
Invesco Equally-Weighted S&P 500 Fund–Class R6	10.00%	—	97,321,178	(5,961,830)	11,416,268	536,369	—	2,094,728	103,311,985
Invesco Growth and Income Fund–Class R6	0.00%	60,925,247	2,048,159	(57,409,513)	(9,693,175)	4,129,282	—	—	—
Invesco Long/Short Equity Fund–Class R6	3.05%	—	31,262,325	—	296,607	—	—	2,966,065	31,558,932
Invesco Small Cap Equity Fund–Class R6(b)	2.97%	39,611,427	2,470,609	(10,897,335)	964,200	(1,450,597)	—	2,082,653	30,698,304
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	5.94%	44,648,440	20,164,481	(3,028,591)	(780,020)	385,959	172,536	1,870,514	61,390,269
PowerShares S&P Midcap Low Volatility Portfolio–ETF	3.04%	—	29,629,168	(2,889,988)	4,394,833	261,664	150,468	801,933	31,395,677
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	3.04%	—	29,599,381	(2,058,200)	3,735,620	172,556	213,242	849,294	31,449,357
Total Domestic Equity Funds		445,933,094	320,805,414	(186,116,522)	17,371,091	845,586	2,336,908		598,838,663

Fixed-Income Funds–12.78%
Invesco Core Plus Bond Fund–Class R6	3.97%	31,977,872	9,899,609	(2,477,524)	1,668,217	(32,726)	668,304	3,747,529	41,035,448
Invesco Emerging Markets Flexible Bond Fund–Class R6	1.94%	—	19,674,676	—	368,757	—	257,845	3,102,699	20,043,433
Invesco Short Term Bond Fund–Class R6	1.93%	—	19,582,087	—	344,650	—	145,190	2,306,335	19,926,737
Invesco Quality Income Fund–Class R5(c)	2.48%	—	25,932,918	(443,324)	103,096	1,360	348,469	2,055,747	25,594,050
PowerShares 1-30 Laddered Treasury Portfolio–ETF	2.46%	63,557,172	—	(42,114,125)	(435,264)	4,428,396	370,408	723,412	25,436,179
Total Fixed-Income Funds		95,535,044	75,089,290	(45,034,973)	2,049,456	4,397,030	1,790,216		132,035,847

Foreign Equity Funds–21.69%
Invesco Developing Markets Fund–Class R6	2.55%	73,776,038	521,350	(50,945,272)	16,653,482	(13,658,407)	—	904,780	26,347,191
Invesco International Companies Fund–Class R6(b)	3.02%	—	29,281,267	(2,338,110)	3,979,801	247,316	—	2,904,965	31,170,274
Invesco International Growth Fund–Class R6	7.83%	86,244,090	641,315	(5,266,874)	(559,641)	(139,782)	—	2,591,900	80,919,108
Invesco Low Volatility Emerging Markets Fund–Class R6	2.53%	—	24,478,229	(1,715,042)	3,246,172	187,249	—	3,246,172	26,196,608
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	5.76%	90,966,288	3,984,408	(29,741,226)	(1,679,486)	(3,947,714)	1,103,337	1,724,523	59,582,270
Total Foreign Equity Funds		250,986,416	58,906,569	(90,006,524)	21,640,328	(17,311,338)	1,103,337		224,215,451

Real Estate Funds–2.51%
Invesco Global Real Estate Fund–Class R6	0.00%	45,833,383	180,019	(43,209,854)	(9,797,973)	6,994,425	—	—	—
Invesco Global Real Estate Income Fund–Class R6	2.51%	—	24,616,202	(445,844)	1,792,779	7,232	432,501	2,847,628	25,970,369
Total Real Estate Funds		45,833,383	24,796,221	(43,655,698)	(8,005,194)	7,001,657	432,501		25,970,369

Money Market Funds–0.56%
Liquid Assets Portfolio–Institutional Class, 0.44%(d)	0.28%	1,343,234	32,525,766	(30,957,049)	—	—	3,989	2,911,951	2,911,951
Premier Portfolio–Institutional Class, 0.40%(d)	0.28%	1,343,235	32,525,766	(30,957,049)	—	—	3,571	2,911,952	2,911,952
Total Money Market Funds		2,686,469	65,051,532	(61,914,098)	—	—	7,560		5,823,903
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $885,499,593)	100.01%	$1,044,790,337	$544,649,026	$(587,554,837)	$68,501,969	$(36,673,547)	$5,670,522		$1,033,712,948
OTHER ASSETS LESS LIABILITIES	(0.01)%								(55,205)
NET ASSETS	100.00%								$1,033,657,743

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2016

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.15%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Asset Allocation Funds–4.59%
Invesco Balanced-Risk Allocation Fund–Class R6	4.59%	$58,328,063	$—	$(24,413,343)	$4,822,691	$(1,484,715)	$—	3,262,057	$37,252,696
Invesco Balanced-Risk Commodity Strategy Fund–Class R6(b)	0.00%	41,270,230	—	(40,601,999)	18,452,482	(19,120,713)	—	—	—
Invesco Global Markets Strategy Fund–Class R6	0.00%	35,107,819	—	(35,586,426)	2,315,483	(1,836,876)	—	—	—
Total Asset Allocation Funds		134,706,112	—	(100,601,768)	25,590,656	(22,442,304)	—		37,252,696

Domestic Equity Funds–43.91%
Invesco All Cap Market Neutral Fund–Class R6	3.00%	—	26,274,306	(683,426)	(1,161,230)	(43,141)	—	2,443,538	24,386,509
Invesco American Franchise Fund–Class R6(b)	4.44%	27,380,193	11,148,517	(2,464,654)	54,711	(75,852)	—	2,212,579	36,042,915
Invesco Charter Fund–Class R6	0.00%	41,041,950	704,501	(39,895,095)	(3,190,271)	1,338,915	—	—	—
Invesco Comstock Fund–Class R6	4.46%	27,140,839	11,125,273	(2,657,142)	956,691	(306,590)	425,214	1,690,400	36,259,071
Invesco Diversified Dividend Fund–Class R6	9.68%	54,098,409	22,185,402	(3,932,190)	5,813,194	421,875	702,952	4,138,320	78,586,690
Invesco Endeavor Fund–Class R6(b)	1.92%	28,127,897	1,189,294	(13,089,015)	860,372	(1,479,456)	—	903,304	15,609,092
Invesco Equally-Weighted S&P 500 Fund–Class R6	8.01%	—	61,833,825	(4,402,965)	7,185,710	410,814	—	1,318,479	65,027,384
Invesco Growth and Income Fund–Class R6	0.00%	35,947,748	1,839,188	(34,481,956)	(6,659,897)	3,354,917	—	—	—
Invesco Long/Short Equity Fund–Class R6	1.91%	—	15,344,459	—	143,199	—	—	1,455,607	15,487,658
Invesco Small Cap Equity Fund–Class R6(b)	1.93%	23,506,332	1,726,835	(9,079,784)	18,384	(492,317)	—	1,063,735	15,679,450
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	4.45%	26,431,657	12,399,375	(2,496,162)	(583,242)	395,532	101,591	1,101,376	36,147,160
PowerShares S&P Midcap Low Volatility Portfolio–ETF	2.07%	—	15,769,743	(1,417,080)	2,356,216	123,389	78,994	429,943	16,832,268
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	2.04%	—	15,753,901	(1,279,670)	1,966,201	112,571	112,834	447,016	16,553,003
Total Domestic Equity Funds		263,675,025	197,294,619	(115,879,139)	7,760,038	3,760,657	1,421,585		356,611,200

Fixed-Income Funds–34.00%
Invesco Core Plus Bond Fund–Class R6	10.07%	92,602,620	1,489,776	(15,597,112)	4,684,396	(1,381,755)	1,491,982	7,470,130	81,797,925
Invesco Emerging Market Flexible Bond Fund–Class R6(c)	3.00%	24,694,269	747,701	(1,275,830)	399,473	(224,986)	560,930	3,767,899	24,340,627
Invesco Floating Rate Fund–Class R6	2.00%	25,349,045	478,683	(9,636,313)	2,021,334	(2,003,494)	476,222	2,226,546	16,209,255
Invesco High Yield Fund–Class R6	3.52%	33,187,525	1,132,967	(6,365,493)	1,434,997	(810,186)	920,347	7,074,210	28,579,810
Invesco Short Duration Inflation Protected Fund–Class R6	2.43%	—	19,351,095	—	424,584	—	99,889	1,856,871	19,775,679
Invesco Short Term Bond Fund–Class R6	2.92%	—	23,321,600	—	410,931	—	172,830	2,746,821	23,732,531
Invesco Quality Income Fund–Class R5(d)	5.02%	—	41,452,838	(837,414)	164,780	570	555,348	3,275,564	40,780,774
PowerShares 1-30 Laddered Treasury Portfolio–ETF	5.04%	75,291,696	—	(39,490,489)	1,036,817	4,112,912	506,365	1,164,656	40,950,936
Total Fixed-Income Funds		251,125,155	87,974,660	(73,202,651)	10,577,312	(306,939)	4,783,913		276,167,537

Foreign Equity Funds–14.72%
Invesco Developing Markets Fund–Class R6	1.53%	43,694,135	524,278	(32,876,682)	9,811,176	(8,699,485)	—	427,659	12,453,422
Invesco International Companies Fund–Class R6(b)	2.01%	—	15,500,841	(1,368,883)	2,089,178	141,545	—	1,524,947	16,362,681
Invesco International Growth Fund–Class R6	4.87%	51,014,331	751,769	(11,481,028)	(1,187,571)	430,682	—	1,266,117	39,528,183
Invesco Low Volatility Emerging Markets Fund–Class R6	1.51%	—	11,662,472	(1,017,273)	1,520,437	104,283	—	1,520,436	12,269,919
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	4.80%	53,823,174	3,245,933	(15,002,108)	(1,441,637)	(1,677,838)	720,390	1,127,280	38,947,524
Total Foreign Equity Funds		148,531,640	31,685,293	(61,745,974)	10,791,583	(9,700,813)	720,390		119,561,729

Real Estate Funds–2.55%
Invesco Global Real Estate Fund–Class R6	0.00%	27,029,949	357,817	(25,722,550)	(5,360,474)	3,695,258	—	—	—
Invesco Global Real Estate Income Fund–Class R6	2.55%	—	19,547,088	(260,775)	1,419,069	6,185	342,657	2,271,005	20,711,567
Total Real Estate Funds		27,029,949	19,904,905	(25,983,325)	(3,941,405)	3,701,443	342,657		20,711,567

Money Market Funds–0.38%
Liquid Assets Portfolio–Institutional Class, 0.44%(e)	0.19%	2,191,692	22,082,548	(22,704,487)	—	—	2,671	1,569,753	1,569,753
Premier Portfolio–Institutional Class, 0.40%(e)	0.19%	2,191,692	22,082,549	(22,704,487)	—	—	2,389	1,569,754	1,569,754
Total Money Market Funds		4,383,384	44,165,097	(45,408,974)	—	—	5,060		3,139,507
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $720,515,543)	100.15%	$829,451,265	$381,024,574	$(422,821,831)	$50,778,184	$(24,987,956)	$7,273,605		$813,444,236
OTHER ASSETS LESS LIABILITIES	(0.15)%								(1,193,205)
NET ASSETS	100.00%								$812,251,031

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(d)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.
(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Allocation Funds

Portfolio Composition

June 30, 2016

(Unaudited)

Invesco Conservative Allocation Fund

Asset Allocation	% of Total Investments As of 06/30/16*
Fixed Income	59.9%
U.S. Equities	24.2
Alternatives	10.1
International Equities	5.8

*	Excluding money market funds.

Invesco Growth Allocation Fund

Asset Allocation	% of Total Investments As of 06/30/16*
U.S. Equities	54.4%
International Equities	19.3
Fixed Income	15.3
Alternatives	11.0

*	Excluding money market funds.

Invesco Moderate Allocation Fund

Asset Allocation	% of Total Investments As of 06/30/16*
U.S. Equities	41.1%
Fixed Income	35.5
International Equities	13.2
Alternatives	10.2

*	Excluding money market funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Assets:
Investments in affiliated underlying funds, at value	$350,949,715	$1,033,712,948	$813,444,236
Receivable for:
Investments sold — affiliated underlying funds	—	846,859	—
Fund shares sold	376,404	544,656	495,456
Dividends — affiliated underlying funds	127	1,005	518
Investment for trustee deferred compensation and retirement plans	81,980	185,076	130,325
Other assets	53,149	73,418	69,064
Total assets	351,461,375	1,035,363,962	814,139,599

Liabilities:
Payable for:
Fund shares reacquired	339,935	747,584	1,230,481
Accrued fees to affiliates	218,448	697,550	467,897
Accrued trustees’ and officer’s fees and benefits	732	1,008	922
Accrued operating expenses	26,512	51,680	40,721
Trustee deferred compensation and retirement plans	91,863	208,397	148,547
Total liabilities	677,490	1,706,219	1,888,568
Net assets applicable to shares outstanding	$350,783,885	$1,033,657,743	$812,251,031

Net assets consist of:
Shares of beneficial interest	$338,112,796	$1,042,273,417	$756,349,944
Undistributed net investment income	1,367,926	2,185,167	3,790,291
Undistributed net realized gain (loss)	(13,290,338)	(159,014,196)	(40,817,897)
Net unrealized appreciation	24,593,501	148,213,355	92,928,693
	$350,783,885	$1,033,657,743	$812,251,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2016

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Net Assets:
Class A	$249,655,047	$792,683,617	$600,516,393
Class B	$8,627,931	$41,462,719	$23,390,134
Class C	$74,754,562	$148,117,098	$139,598,874
Class R	$10,990,482	$22,771,352	$16,614,909
Class S	$2,187,000	$23,135,066	$27,220,090
Class Y	$4,554,805	$5,476,009	$4,897,231
Class R5	$14,058	$11,882	$13,400

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	22,646,014	58,490,219	49,131,072
Class B	792,174	3,101,152	1,927,324
Class C	6,850,426	11,070,650	11,509,529
Class R	1,000,601	1,686,362	1,362,292
Class S	198,145	1,708,061	2,227,960
Class Y	413,610	404,441	400,124
Class R5	1,270	872	1,091
Class A:
Net asset value per share	$11.02	$13.55	$12.22
Maximum offering price per share (Net asset value of ÷ 94.50%)	$11.66	$14.34	$12.93
Class B:
Net asset value and offering price per share	$10.89	$13.37	$12.14
Class C:
Net asset value and offering price per share	$10.91	$13.38	$12.13
Class R:
Net asset value and offering price per share	$10.98	$13.50	$12.20
Class S:
Net asset value and offering price per share	$11.04	$13.54	$12.22
Class Y:
Net asset value and offering price per share	$11.01	$13.54	$12.24
Class R5:
Net asset value and offering price per share	$11.07	$13.63	$12.28
Cost of Investments in affiliated issuers	$326,356,214	$885,499,593	$720,515,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Investment income:
Dividends from affiliated underlying funds	$4,433,720	$5,670,522	$7,273,605

Expenses:
Administrative services fees	54,525	131,266	106,929
Custodian fees	3,944	3,893	5,507
Distribution fees:
Class A	305,439	961,366	734,728
Class B	48,276	237,206	133,568
Class C	365,560	722,421	687,413
Class R	26,595	57,213	42,412
Class S	1,625	16,884	19,878
Transfer agent fees — A, B, C, R, S and Y	268,724	1,183,110	678,003
Transfer agent fees — R5	7	6	6
Trustees’ and officers’ fees and benefits	11,859	16,139	14,850
Registration and filing fees	49,257	58,587	56,987
Reports to shareholders	23,067	47,477	43,763
Professional services fees	20,349	23,960	26,325
Other	9,106	14,475	13,683
Total expenses	1,188,333	3,474,003	2,564,052
Less: Expense offset arrangement(s)	(1,851)	(9,019)	(5,242)
Net expenses	1,186,482	3,464,984	2,558,810
Net investment income	3,247,238	2,205,538	4,714,795

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying fund shares	(5,812,976)	(36,673,547)	(24,987,956)
Change in net unrealized appreciation of affiliated underlying fund shares	16,249,302	68,501,969	50,778,184
Net gain from affiliated underlying funds	10,436,326	31,828,422	25,790,228
Net increase in net assets resulting from operations	$13,683,564	$34,033,960	$30,505,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Allocation Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	Invesco Conservative Allocation Fund		Invesco Growth Allocation Fund		Invesco Moderate Allocation Fund
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
Operations:
Net investment income	$3,247,238	$7,511,999	$2,205,538	$11,185,043	$4,714,795	$13,532,876
Net realized gain (loss)	(5,812,976)	5,871,705	(36,673,547)	38,065,817	(24,987,956)	23,755,363
Change in net unrealized appreciation (depreciation)	16,249,302	(25,428,302)	68,501,969	(101,965,284)	50,778,184	(74,816,865)
Net increase (decrease) in net assets resulting from operations	13,683,564	(12,044,598)	34,033,960	(52,714,424)	30,505,023	(37,528,626)

Distributions to shareholders from net investment income:
Class A	(2,538,572)	(6,742,578)	—	(12,346,545)	(4,215,824)	(11,722,416)
Class B	(60,978)	(242,674)	—	(408,633)	(86,695)	(390,814)
Class C	(479,366)	(1,457,594)	—	(1,085,963)	(463,727)	(1,632,778)
Class R	(97,117)	(261,117)	—	(312,236)	(97,671)	(309,254)
Class S	(23,587)	(66,316)	—	(391,210)	(204,345)	(566,627)
Class Y	(52,634)	(127,478)	—	(103,789)	(39,194)	(123,120)
Class R5	(163)	(639)	—	(228)	(114)	(1,635)
Total distributions from net investment income	(3,252,417)	(8,898,396)	—	(14,648,604)	(5,107,570)	(14,746,644)

Share transactions–net:
Class A	(4,285,437)	4,677,085	(21,679,539)	(12,517,751)	(25,673,909)	(13,541,254)
Class B	(2,580,738)	(5,609,263)	(14,361,156)	(33,523,507)	(7,846,307)	(16,343,994)
Class C	(1,082,590)	939,532	(5,404,829)	(10,031,047)	(6,699,830)	(3,863,828)
Class R	217,844	859,487	(2,310,411)	599,359	(1,754,716)	(2,127,538)
Class S	(104,421)	(161,423)	(882,214)	(3,626,463)	(760,493)	(3,019,352)
Class Y	(78,314)	893,453	(348,886)	(64,969)	(36,323)	(1,716,293)
Class R5	392	(12,438)	—	(361,345)	—	(146,457)
Net increase (decrease) in net assets resulting from share transactions	(7,913,264)	1,586,433	(44,987,035)	(59,525,723)	(42,771,578)	(40,758,716)
Net increase (decrease) in net assets	2,517,883	(19,356,561)	(10,953,075)	(126,888,751)	(17,374,125)	(93,033,986)

Net assets:
Beginning of period	348,266,002	367,622,563	1,044,610,818	1,171,499,569	829,625,156	922,659,142
End of period*	$350,783,885	$348,266,002	$1,033,657,743	$1,044,610,818	$812,251,031	$829,625,156
* Includes accumulated undistributed net investment income	$1,367,926	$1,373,105	$2,185,167	$(20,371)	$3,790,291	$4,183,066

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The investment objectives of the Funds are: total return consistent with a lower level of risk relative to the broad stock market for Invesco Conservative Allocation Fund, long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund, and total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund.

16                         Invesco Allocation Funds

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change each Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

Each Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends,

17                         Invesco Allocation Funds

bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Funds allocate income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Conservative Allocation Fund and Invesco Moderate Allocation Fund generally declare and pay dividends from net investment income, if any, quarterly. Invesco Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 11.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

18                         Invesco Allocation Funds

Invesco has contractually agreed, through June 30, 2017, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares for each Fund as shown in the following table (the “expense limits”):

	Class A	Class B	Class C	Class R	Class S	Class Y	Class R5
Invesco Conservative Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%
Invesco Growth Allocation Fund	2.00%	2.75%	2.75%	2.25%	1.90%	1.75%	1.75%
Invesco Moderate Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class B	Class C
Invesco Conservative Allocation Fund	$40,946	$2,628	$1,157	$1,976
Invesco Growth Allocation Fund	124,674	1,054	2,624	3,438
Invesco Moderate Allocation Fund	74,790	2,762	1,181	4,076

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

19                         Invesco Allocation Funds

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Conservative Allocation Fund	$1,851
Invesco Growth Allocation Fund	9,019
Invesco Moderate Allocation Fund	5,242

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of December 31, 2015 which expires as follows:

	Invesco Conservative Allocation Fund			Invesco Growth Allocation Fund			Invesco Moderate Allocation Fund
Expiration*	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total
December 31, 2017	$—	$—	$—	$72,154,631	$—	$72,154,631	$—	$—	$—
December 31, 2018	605,392	—	605,392	36,761,693	—	36,761,693	2,747,246	—	2,747,246

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

20                         Invesco Allocation Funds

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2016*		At June 30, 2016
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Conservative Allocation Fund	$143,846,572	$152,416,752	$334,720,656	$21,224,981	$(4,995,922)	$16,229,059
Invesco Growth Allocation Fund	479,597,494	525,640,739	898,923,918	143,573,354	(8,784,324)	134,789,030
Invesco Moderate Allocation Fund	336,859,477	377,412,857	733,598,238	92,381,971	(12,535,973)	79,845,998

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9—Share Information

Invesco Conservative Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,508,519	$16,184,195	3,935,776	$44,164,937
Class B	16,688	172,746	48,099	534,514
Class C	737,256	7,829,036	1,942,557	21,628,487
Class R	158,553	1,697,379	342,677	3,844,273
Class S	2,191	23,553	14,353	163,404
Class Y	66,728	721,548	232,574	2,614,537
Class R5	33	351	44	506

Issued as reinvestment of dividends:
Class A	220,564	2,400,330	573,368	6,289,432
Class B	5,436	58,401	21,453	232,485
Class C	42,524	458,187	126,289	1,367,300
Class R	7,885	85,531	23,920	261,117
Class S	2,165	23,587	6,029	66,316
Class Y	4,094	44,504	10,099	110,597
Class R5	4	41	8	89

Automatic conversion of Class B shares to Class A shares:
Class A	169,714	1,821,229	287,110	3,238,748
Class B	(171,886)	(1,821,229)	(290,800)	(3,238,748)

Reacquired:
Class A	(2,298,174)	(24,691,191)	(4,368,035)	(49,016,032)
Class B	(93,741)	(990,656)	(281,646)	(3,137,514)
Class C	(881,988)	(9,369,813)	(1,987,833)	(22,056,255)
Class R	(146,143)	(1,565,066)	(289,608)	(3,245,903)
Class S	(14,074)	(151,561)	(34,801)	(391,143)
Class Y	(78,174)	(844,366)	(163,352)	(1,831,681)
Class R5	—	—	(1,204)	(13,033)
Net increase (decrease) in share activity	(741,826)	$(7,913,264)	147,077	$1,586,433

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

21                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Growth Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	2,701,503	$35,032,106	6,562,828	$90,717,917
Class B	23,592	302,543	96,019	1,315,996
Class C	803,319	10,338,000	1,790,689	24,482,728
Class R	203,436	2,646,884	370,505	5,104,417
Class S	36,006	466,088	85,140	1,180,564
Class Y	76,391	996,713	123,906	1,714,171
Class R5	—	—	593	8,430

Issued as reinvestment of dividends:
Class A	—	—	912,010	11,992,939
Class B	—	—	30,891	402,510
Class C	—	—	81,154	1,058,252
Class R	—	—	23,793	312,169
Class S	—	—	29,772	391,210
Class Y	—	—	6,865	90,070

Automatic conversion of Class B shares to Class A shares:
Class A	817,263	10,676,984	1,586,721	22,145,153
Class B	(827,030)	(10,676,984)	(1,608,681)	(22,145,153)

Reacquired:
Class A	(5,190,113)	(67,388,629)	(9,906,443)	(137,373,760)
Class B	(310,432)	(3,986,715)	(956,709)	(13,096,860)
Class C	(1,225,327)	(15,742,829)	(2,600,579)	(35,572,027)
Class R	(383,984)	(4,957,295)	(346,992)	(4,817,227)
Class S	(104,630)	(1,348,302)	(375,176)	(5,198,237)
Class Y	(105,040)	(1,345,599)	(135,244)	(1,869,210)
Class R5	—	—	(26,393)	(369,775)
Net increase (decrease) in share activity	(3,485,046)	$(44,987,035)	(4,255,331)	$(59,525,723)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	2,265,008	$26,762,944	6,236,048	$77,470,511
Class B	25,302	295,830	43,283	539,081
Class C	943,261	11,057,752	2,411,935	29,809,828
Class R	148,225	1,738,773	274,520	3,388,891
Class S	42,250	499,672	88,703	1,106,872
Class Y	85,525	1,023,892	146,140	1,817,575
Class R5	—	—	3,733	47,854

Issued as reinvestment of dividends:
Class A	335,884	4,055,731	919,671	11,178,739
Class B	7,119	85,249	31,583	380,112
Class C	37,079	444,289	129,721	1,555,516
Class R	8,028	96,698	25,231	305,884
Class S	16,910	204,096	46,557	566,089
Class Y	2,462	29,778	7,727	94,393
Class R5	—	—	108	1,387

Automatic conversion of Class B shares to Class A shares:
Class A	465,021	5,528,481	761,465	9,558,310
Class B	(468,586)	(5,528,481)	(767,331)	(9,558,310)

Reacquired:
Class A	(5,265,824)	(62,021,065)	(8,979,165)	(111,748,814)
Class B	(229,554)	(2,698,905)	(620,980)	(7,704,877)
Class C	(1,553,185)	(18,201,871)	(2,853,701)	(35,229,172)
Class R	(307,282)	(3,590,187)	(468,629)	(5,822,313)
Class S	(124,100)	(1,464,261)	(375,257)	(4,692,313)
Class Y	(91,918)	(1,089,993)	(295,120)	(3,628,261)
Class R5	—	—	(15,375)	(195,698)
Net increase (decrease) in share activity	(3,658,375)	$(42,771,578)	(3,249,133)	$(40,758,716)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 26% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

23                         Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Conservative Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$10.70	$0.11	$0.32	$0.43	$(0.11)	$11.02	4.05%	$249,655	0.50	%(e)	0.50	%(e)	2.07	%(e)	42%
Year ended 12/31/15	11.34	0.26	(0.60)	(0.34)	(0.30)	10.70	(3.07)	246,518	0.51		0.51		2.24		12
Year ended 12/31/14	11.08	0.27	0.28	0.55	(0.29)	11.34	5.01	256,587	0.50		0.50		2.40		7
Year ended 12/31/13	10.70	0.23	0.37	0.60	(0.22)	11.08	5.58	243,852	0.50		0.50		2.06		20
Year ended 12/31/12	9.95	0.27	0.85	1.12	(0.37)	10.70	11.28	228,512	0.46		0.49		2.55		9
Year ended 12/31/11	9.94	0.33	0.04	0.37	(0.36)	9.95	3.77	201,299	0.39		0.53		3.26		27
Class B
Six months ended 06/30/16	10.57	0.07	0.32	0.39	(0.07)	10.89	3.70	8,628	1.25	(e)	1.25	(e)	1.32	(e)	42
Year ended 12/31/15	11.21	0.17	(0.60)	(0.43)	(0.21)	10.57	(3.87)	10,945	1.26		1.26		1.49		12
Year ended 12/31/14	10.94	0.19	0.28	0.47	(0.20)	11.21	4.34	17,243	1.25		1.25		1.65		7
Year ended 12/31/13	10.60	0.14	0.37	0.51	(0.17)	10.94	4.83	22,965	1.25		1.25		1.31		20
Year ended 12/31/12	9.87	0.19	0.83	1.02	(0.29)	10.60	10.33	31,090	1.21		1.24		1.80		9
Year ended 12/31/11	9.88	0.25	0.05	0.30	(0.31)	9.87	3.06	34,832	1.14		1.28		2.51		27
Class C
Six months ended 06/30/16	10.59	0.07	0.32	0.39	(0.07)	10.91	3.69	74,755	1.25	(e)	1.25	(e)	1.32	(e)	42
Year ended 12/31/15	11.23	0.17	(0.60)	(0.43)	(0.21)	10.59	(3.86)	73,617	1.26		1.26		1.49		12
Year ended 12/31/14	10.96	0.19	0.28	0.47	(0.20)	11.23	4.34	77,159	1.25		1.25		1.65		7
Year ended 12/31/13	10.63	0.14	0.36	0.50	(0.17)	10.96	4.73	68,657	1.25		1.25		1.31		20
Year ended 12/31/12	9.89	0.19	0.84	1.03	(0.29)	10.63	10.41	62,919	1.21		1.24		1.80		9
Year ended 12/31/11	9.90	0.25	0.05	0.30	(0.31)	9.89	3.05	56,322	1.14		1.28		2.51		27
Class R
Six months ended 06/30/16	10.66	0.10	0.32	0.42	(0.10)	10.98	3.93	10,990	0.75	(e)	0.75	(e)	1.82	(e)	42
Year ended 12/31/15	11.30	0.23	(0.60)	(0.37)	(0.27)	10.66	(3.34)	10,448	0.76		0.76		1.99		12
Year ended 12/31/14	11.04	0.24	0.28	0.52	(0.26)	11.30	4.75	10,211	0.75		0.75		2.15		7
Year ended 12/31/13	10.67	0.20	0.37	0.57	(0.20)	11.04	5.36	9,453	0.75		0.75		1.81		20
Year ended 12/31/12	9.93	0.24	0.84	1.08	(0.34)	10.67	10.92	8,845	0.71		0.74		2.30		9
Year ended 12/31/11	9.92	0.30	0.05	0.35	(0.34)	9.93	3.60	8,197	0.64		0.78		3.01		27
Class S
Six months ended 06/30/16	10.71	0.12	0.33	0.45	(0.12)	11.04	4.20	2,187	0.40	(e)	0.40	(e)	2.17	(e)	42
Year ended 12/31/15	11.36	0.26	(0.60)	(0.34)	(0.31)	10.71	(3.05)	2,226	0.41		0.41		2.34		12
Year ended 12/31/14	11.09	0.29	0.28	0.57	(0.30)	11.36	5.20	2,525	0.40		0.40		2.50		7
Year ended 12/31/13	10.70	0.24	0.37	0.61	(0.22)	11.09	5.73	2,863	0.40		0.40		2.16		20
Year ended 12/31/12	9.96	0.28	0.84	1.12	(0.38)	10.70	11.27	2,864	0.36		0.39		2.65		9
Year ended 12/31/11(f)	10.09	0.19	(0.17)	0.02	(0.15)	9.96	0.24	2,560	0.29	(g)	0.43	(g)	3.36	(g)	27
Class Y
Six months ended 06/30/16	10.69	0.13	0.32	0.45	(0.13)	11.01	4.18	4,555	0.25	(e)	0.25	(e)	2.32	(e)	42
Year ended 12/31/15	11.33	0.28	(0.60)	(0.32)	(0.32)	10.69	(2.83)	4,498	0.26		0.26		2.49		12
Year ended 12/31/14	11.07	0.30	0.28	0.58	(0.32)	11.33	5.28	3,871	0.25		0.25		2.65		7
Year ended 12/31/13	10.67	0.25	0.38	0.63	(0.23)	11.07	5.91	3,751	0.25		0.25		2.31		20
Year ended 12/31/12	9.93	0.30	0.84	1.14	(0.40)	10.67	11.46	2,987	0.21		0.24		2.80		9
Year ended 12/31/11	9.92	0.35	0.04	0.39	(0.38)	9.93	3.94	1,173	0.14		0.28		3.51		27
Class R5
Six months ended 06/30/16	10.74	0.13	0.33	0.46	(0.13)	11.07	4.29	14	0.20	(e)	0.20	(e)	2.37	(e)	42
Year ended 12/31/15	11.40	0.29	(0.62)	(0.33)	(0.33)	10.74	(2.92)	13	0.20		0.20		2.55		12
Year ended 12/31/14	11.13	0.31	0.29	0.60	(0.33)	11.40	5.41	27	0.21		0.21		2.69		7
Year ended 12/31/13	10.73	0.26	0.37	0.63	(0.23)	11.13	5.92	47	0.20		0.20		2.36		20
Year ended 12/31/12	9.98	0.30	0.85	1.15	(0.40)	10.73	11.56	23	0.17		0.21		2.83		9
Year ended 12/31/11	9.96	0.35	0.05	0.40	(0.38)	9.98	4.03	77	0.14		0.21		3.51		27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.55%, 0.63%, 0.63%, 0.60%, 0.64% and 0.64% for the six months ended June 30, 2016 and the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,088 and sold of $49,277,466 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $245,694, $9,708, $73,514, $10,697, $2,178, $4,492 and $14 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of June 3, 2011.
(g)	Annualized.

24                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Growth Allocation Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$13.09	$0.04	$0.42	$0.46	$—	$13.55	3.51%	$792,684	0.54	%(e)	0.54	%(e)	0.58	%(e)	47%
Year ended 12/31/15	13.95	0.16	(0.81)	(0.65)	(0.21)	13.09	(4.68)	787,598	0.53		0.53		1.15		15
Year ended 12/31/14	13.61	0.18	0.41	0.59	(0.25)	13.95	4.35	850,812	0.54		0.54		1.27		18
Year ended 12/31/13	11.98	0.14	1.70	1.84	(0.21)	13.61	15.37	827,241	0.51		0.51		1.03		39
Year ended 12/31/12	10.73	0.18	1.39	1.57	(0.32)	11.98	14.68	597,879	0.46		0.55		1.55		10
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	10.73	(1.13)	556,456	0.40		0.58		1.58		28
Class B
Six months ended 06/30/16	12.96	(0.01)	0.42	0.41	—	13.37	3.16	41,463	1.29	(e)	1.29	(e)	(0.17	)(e)	47
Year ended 12/31/15	13.80	0.06	(0.80)	(0.74)	(0.10)	12.96	(5.40)	54,641	1.28		1.28		0.40		15
Year ended 12/31/14	13.46	0.07	0.41	0.48	(0.14)	13.80	3.56	91,798	1.29		1.29		0.52		18
Year ended 12/31/13	11.87	0.04	1.67	1.71	(0.12)	13.46	14.41	122,521	1.26		1.26		0.28		39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	96,852	1.21		1.30		0.80		10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	110,133	1.15		1.33		0.83		28
Class C
Six months ended 06/30/16	12.97	(0.01)	0.42	0.41	—	13.38	3.16	148,117	1.29	(e)	1.29	(e)	(0.17	)(e)	47
Year ended 12/31/15	13.81	0.06	(0.80)	(0.74)	(0.10)	12.97	(5.40)	149,087	1.28		1.28		0.40		15
Year ended 12/31/14	13.47	0.07	0.41	0.48	(0.14)	13.81	3.56	168,737	1.29		1.29		0.52		18
Year ended 12/31/13	11.87	0.04	1.68	1.72	(0.12)	13.47	14.50	165,853	1.26		1.26		0.28		39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	131,069	1.21		1.30		0.80		10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	124,789	1.15		1.33		0.83		28
Class R
Six months ended 06/30/16	13.06	0.02	0.42	0.44	—	13.50	3.37	22,771	0.79	(e)	0.79	(e)	0.33	(e)	47
Year ended 12/31/15	13.91	0.12	(0.80)	(0.68)	(0.17)	13.06	(4.89)	24,382	0.78		0.78		0.90		15
Year ended 12/31/14	13.57	0.14	0.41	0.55	(0.21)	13.91	4.09	25,309	0.79		0.79		1.02		18
Year ended 12/31/13	11.95	0.10	1.70	1.80	(0.18)	13.57	15.08	25,394	0.76		0.76		0.78		39
Year ended 12/31/12	10.71	0.15	1.38	1.53	(0.29)	11.95	14.32	22,751	0.71		0.80		1.30		10
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	10.71	(1.32)	21,917	0.65		0.83		1.33		28
Class S
Six months ended 06/30/16	13.08	0.04	0.42	0.46	—	13.54	3.52	23,135	0.44	(e)	0.44	(e)	0.68	(e)	47
Year ended 12/31/15	13.93	0.17	(0.80)	(0.63)	(0.22)	13.08	(4.51)	23,234	0.43		0.43		1.25		15
Year ended 12/31/14	13.60	0.19	0.40	0.59	(0.26)	13.93	4.38	28,380	0.44		0.44		1.37		18
Year ended 12/31/13	11.97	0.15	1.70	1.85	(0.22)	13.60	15.49	31,974	0.41		0.41		1.13		39
Year ended 12/31/12	10.73	0.19	1.38	1.57	(0.33)	11.97	14.70	31,803	0.36		0.45		1.65		10
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	10.73	(0.96)	30,420	0.30		0.48		1.68		28
Class Y
Six months ended 06/30/16	13.06	0.05	0.43	0.48	—	13.54	3.68	5,476	0.29	(e)	0.29	(e)	0.83	(e)	47
Year ended 12/31/15	13.92	0.19	(0.81)	(0.62)	(0.24)	13.06	(4.43)	5,657	0.28		0.28		1.40		15
Year ended 12/31/14	13.58	0.21	0.41	0.62	(0.28)	13.92	4.63	6,090	0.29		0.29		1.52		18
Year ended 12/31/13	11.96	0.17	1.69	1.86	(0.24)	13.58	15.56	4,584	0.26		0.26		1.28		39
Year ended 12/31/12	10.72	0.21	1.38	1.59	(0.35)	11.96	14.88	2,553	0.21		0.30		1.80		10
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	10.72	(0.79)	2,585	0.15		0.33		1.83		28
Class R5
Six months ended 06/30/16	13.14	0.06	0.43	0.49	—	13.63	3.73	12	0.16	(e)	0.16	(e)	0.96	(e)	47
Year ended 12/31/15	14.00	0.22	(0.82)	(0.60)	(0.26)	13.14	(4.28)	11	0.16		0.16		1.52		15
Year ended 12/31/14	13.66	0.23	0.41	0.64	(0.30)	14.00	4.71	374	0.17		0.17		1.64		18
Year ended 12/31/13	12.02	0.18	1.71	1.89	(0.25)	13.66	15.75	346	0.16		0.16		1.38		39
Year ended 12/31/12	10.78	0.23	1.38	1.61	(0.37)	12.02	14.95	211	0.15		0.16		1.86		10
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	10.78	(0.78)	43	0.13		0.13		1.85		28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63%, 0.69%, 0.69%, 0.74%, 0.78% and 0.78% for the six months ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $131,262,377 and sold of $75,210,289 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leaders Fund into the Fund. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $773,319, $47,702, $145,278, $23,011, $22,636, $5,320 and $11 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.

25                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$11.83	$0.08	$0.40	$0.48	$(0.09)	$12.22	4.03%	$600,516	0.49	%(e)	0.49	%(e)	1.33	%(e)	42%
Year ended 12/31/15	12.58	0.21	(0.73)	(0.52)	(0.23)	11.83	(4.18)	607,469	0.47		0.47		1.68		14
Year ended 12/31/14	12.30	0.23	0.31	0.54	(0.26)	12.58	4.39	659,139	0.47		0.47		1.83		15
Year ended 12/31/13	11.32	0.19	1.01	1.20	(0.22)	12.30	10.61	628,036	0.46		0.46		1.61		23
Year ended 12/31/12	10.39	0.24	1.13	1.37	(0.44)	11.32	13.18	537,812	0.43		0.48		2.10		11
Year ended 12/31/11	10.50	0.24	(0.11)	0.13	(0.24)	10.39	1.26	481,483	0.37		0.51		2.30		26
Class B
Six months ended 06/30/16	11.75	0.03	0.40	0.43	(0.04)	12.14	3.66	23,390	1.24	(e)	1.24	(e)	0.58	(e)	42
Year ended 12/31/15	12.49	0.12	(0.72)	(0.60)	(0.14)	11.75	(4.86)	30,471	1.22		1.22		0.93		14
Year ended 12/31/14	12.21	0.13	0.31	0.44	(0.16)	12.49	3.62	48,796	1.22		1.22		1.08		15
Year ended 12/31/13	11.28	0.10	1.00	1.10	(0.17)	12.21	9.78	64,268	1.21		1.21		0.86		23
Year ended 12/31/12	10.35	0.15	1.13	1.28	(0.35)	11.28	12.37	80,029	1.18		1.23		1.35		11
Year ended 12/31/11	10.46	0.16	(0.10)	0.06	(0.17)	10.35	0.52	93,053	1.12		1.26		1.55		26
Class C
Six months ended 06/30/16	11.74	0.03	0.40	0.43	(0.04)	12.13	3.67	139,599	1.24	(e)	1.24	(e)	0.58	(e)	42
Year ended 12/31/15	12.48	0.12	(0.72)	(0.60)	(0.14)	11.74	(4.87)	141,890	1.22		1.22		0.93		14
Year ended 12/31/14	12.20	0.13	0.31	0.44	(0.16)	12.48	3.62	154,724	1.22		1.22		1.08		15
Year ended 12/31/13	11.27	0.10	1.00	1.10	(0.17)	12.20	9.79	147,372	1.21		1.21		0.86		23
Year ended 12/31/12	10.34	0.15	1.13	1.28	(0.35)	11.27	12.38	123,505	1.18		1.23		1.35		11
Year ended 12/31/11	10.46	0.16	(0.11)	0.05	(0.17)	10.34	0.42	115,040	1.12		1.26		1.55		26
Class R
Six months ended 06/30/16	11.81	0.06	0.40	0.46	(0.07)	12.20	3.90	16,615	0.74	(e)	0.74	(e)	1.08	(e)	42
Year ended 12/31/15	12.55	0.18	(0.72)	(0.54)	(0.20)	11.81	(4.35)	17,870	0.72		0.72		1.43		14
Year ended 12/31/14	12.27	0.20	0.30	0.50	(0.22)	12.55	4.13	21,117	0.72		0.72		1.58		15
Year ended 12/31/13	11.31	0.16	1.00	1.16	(0.20)	12.27	10.30	23,099	0.71		0.71		1.36		23
Year ended 12/31/12	10.38	0.21	1.13	1.34	(0.41)	11.31	12.91	20,557	0.68		0.73		1.85		11
Year ended 12/31/11	10.49	0.22	(0.11)	0.11	(0.22)	10.38	1.01	17,906	0.62		0.76		2.05		26
Class S
Six months ended 06/30/16	11.83	0.08	0.40	0.48	(0.09)	12.22	4.08	27,220	0.39	(e)	0.39	(e)	1.43	(e)	42
Year ended 12/31/15	12.58	0.22	(0.73)	(0.51)	(0.24)	11.83	(4.08)	27,124	0.37		0.37		1.78		14
Year ended 12/31/14	12.29	0.24	0.32	0.56	(0.27)	12.58	4.58	31,854	0.37		0.37		1.93		15
Year ended 12/31/13	11.31	0.20	1.00	1.20	(0.22)	12.29	10.68	35,661	0.36		0.36		1.71		23
Year ended 12/31/12	10.38	0.25	1.13	1.38	(0.45)	11.31	13.31	36,651	0.33		0.38		2.20		11
Year ended 12/31/11	10.49	0.25	(0.11)	0.14	(0.25)	10.38	1.35	35,229	0.27		0.41		2.40		26
Class Y
Six months ended 06/30/16	11.85	0.09	0.40	0.49	(0.10)	12.24	4.15	4,897	0.24	(e)	0.24	(e)	1.58	(e)	42
Year ended 12/31/15	12.60	0.24	(0.73)	(0.49)	(0.26)	11.85	(3.92)	4,788	0.22		0.22		1.93		14
Year ended 12/31/14	12.31	0.26	0.32	0.58	(0.29)	12.60	4.74	6,870	0.22		0.22		2.08		15
Year ended 12/31/13	11.32	0.22	1.00	1.22	(0.23)	12.31	10.84	4,912	0.21		0.21		1.86		23
Year ended 12/31/12	10.39	0.27	1.13	1.40	(0.47)	11.32	13.46	3,319	0.18		0.23		2.35		11
Year ended 12/31/11	10.50	0.27	(0.11)	0.16	(0.27)	10.39	1.49	1,851	0.12		0.26		2.55		26
Class R5
Six months ended 06/30/16	11.89	0.09	0.40	0.49	(0.10)	12.28	4.17	13	0.17	(e)	0.17	(e)	1.65	(e)	42
Year ended 12/31/15	12.62	0.26	(0.76)	(0.50)	(0.23)	11.89	(4.03)	13	0.16		0.16		1.99		14
Year ended 12/31/14	12.34	0.27	0.31	0.58	(0.30)	12.62	4.71	159	0.16		0.16		2.14		15
Year ended 12/31/13	11.35	0.23	1.00	1.23	(0.24)	12.34	10.84	232	0.17		0.17		1.90		23
Year ended 12/31/12	10.42	0.27	1.13	1.40	(0.47)	11.35	13.49	444	0.13		0.13		2.40		11
Year ended 12/31/11	10.53	0.27	(0.11)	0.16	(0.27)	10.42	1.50	1,110	0.10		0.10		2.57		26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.60%, 0.62%, 0.67%, 0.69%, 0.72% and 0.72% for the six months ended June 30, 2016, and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $61,446,608 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $591,012, $26,860, $138,238, $17,058, $26,650, $4,664 and $13 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.

26                         Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, through June 30, 2016.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Conservative Allocation Fund

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,040.50	$2.54	$1,022.38	$2.51	0.50%
B	1,000.00	1,037.00	6.33	1,018.65	6.27	1.25
C	1,000.00	1,036.90	6.33	1,018.65	6.27	1.25
R	1,000.00	1,039.30	3.80	1,021.13	3.77	0.75
S	1,000.00	1,042.00	2.03	1,022.87	2.01	0.40
Y	1,000.00	1,041.80	1.27	1,023.62	1.26	0.25
R5	1,000.00	1,042.90	1.02	1,023.87	1.01	0.20

27                         Invesco Allocation Funds

Invesco Growth Allocation Fund

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,035.10	$2.73	$1,022.18	$2.72	0.54%
B	1,000.00	1,031.60	6.52	1,018.45	6.47	1.29
C	1,000.00	1,031.60	6.52	1,018.45	6.47	1.29
R	1,000.00	1,033.70	3.99	1,020.93	3.97	0.79
S	1,000.00	1,035.20	2.23	1,022.68	2.21	0.44
Y	1,000.00	1,036.80	1.47	1,023.42	1.46	0.29
R5	1,000.00	1,037.30	0.81	1,024.07	0.81	0.16

Invesco Moderate Allocation Fund

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,040.30	$2.49	$1,022.43	$2.46	0.49%
B	1,000.00	1,036.60	6.28	1,018.70	6.22	1.24
C	1,000.00	1,036.70	6.28	1,018.70	6.22	1.24
R	1,000.00	1,039.00	3.75	1,021.18	3.72	0.74
S	1,000.00	1,040.80	1.98	1,022.92	1.96	0.39
Y	1,000.00	1,041.50	1.22	1,023.67	1.21	0.24
R5	1,000.00	1,041.70	0.86	1,024.02	0.86	0.17

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2016, through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

28                         Invesco Allocation Funds

Distribution Information

The following table sets forth on a per share basis the distribution that was paid in December 2015. Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/16/15	Class A	$0.2073	$0.0000	$0.0010	$0.2083
12/16/15	Class B	$0.0941	$0.0000	$0.0010	$0.0951
12/16/15	Class C	$0.0941	$0.0000	$0.0010	$0.0951
12/16/15	Class R	$0.1698	$0.0000	$0.0010	$0.1708
12/16/15	Class S	$0.2216	$0.0000	$0.0010	$0.2226
12/16/15	Class Y	$0.2431	$0.0000	$0.0010	$0.2441
12/16/15	Class R5	$0.2605	$0.0000	$0.0010	$0.2615

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. This Notice is sent to comply with certain Securities and Exchange Commission requirements.

29                         Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement for each series portfolio of AIM Growth Series (each, a Fund). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of a Fund.

Invesco Conservative Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent

30                         Invesco Allocation Funds

Fund performance and this review did not change their conclusions.

Invesco Growth Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Moderate Allocation Fund

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and in the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. Because Invesco does not charge a Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

Invesco Conservative Allocation Fund

The Board also compared the effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) of Invesco Conservative Allocation Fund to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers manage two other mutual funds using an investment process substantially similar to the investment process used for the

Fund. Invesco Advisers charges one of the other funds an advisory fee and the other does not have an advisory fee.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

Invesco Growth Allocation Fund

The Board noted that Invesco and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

Invesco Moderate Allocation Fund

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered that each Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from each Fund’s investment in the affiliated money market funds is fair and reasonable.

31                         Invesco Allocation Funds

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 AAS-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ■ B: CNSBX ■ C: CNSCX ■ Y: CNSDX ■ R5: CNSIX ■ R6: CNSFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

10	Financial Statements

12	Notes to Financial Statements

18	Financial Highlights

19	Fund Expenses

20	Distribution Information

21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.26%
Class B Shares	-0.16
Class C Shares	-0.15
Class Y Shares	0.34
Class R5 Shares	0.39
Class R6 Shares	0.40
The BofA Merrill Lynch All U.S. Convertibles Index▼ (Broad Market/Style-Specific Index)	2.01
Lipper Convertible Securities Funds Index■ (Peer Group Index)	1.04

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The BofA Merrill Lynch All U.S. Convertibles Index tracks the performance of US dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

The Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                               Invesco Convertible Securities Fund

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	5.94%
10 Years	5.70
5 Years	3.80
1 Year	-10.61

Class B Shares
Inception (10/31/85)	7.38%
10 Years	5.66
5 Years	3.84
1 Year	-10.72

Class C Shares
Inception (7/28/97)	5.48%
10 Years	5.54
5 Years	4.26
1 Year	-7.14

Class Y Shares
Inception (7/28/97)	6.51%
10 Years	6.57
5 Years	5.23
1 Year	-5.18

Class R5 Shares
10 Years	6.47%
5 Years	5.32
1 Year	-5.17

Class R6 Shares
10 Years	6.44%
5 Years	5.26
1 Year	-5.07

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Convertible Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.87%, 1.63%, 1.55%, 0.63%, 0.58% and 0.50%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.88%, 1.64%, 1.56%, 0.64%, 0.59% and 0.51%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                               Invesco Convertible Securities Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                               Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2016

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–75.20%
Air Freight & Logistics–0.68%
Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	$4,500,000	$4,384,688
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	7,000,000	6,645,625
		11,030,313

Aluminum–0.81%
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/2019	12,245,000	13,040,925

Application Software–6.03%
Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/2017	4,500,000	4,542,188
BroadSoft, Inc., Sr. Unsec. Conv. Notes, 1.00%, 09/01/2022(b)	6,000,000	7,323,750
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	13,865,000	15,494,137
Mentor Graphics Corp., Unsec. Sub. Conv. Deb., 4.00%, 04/01/2018(c)	4,950,000	5,432,650
Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(b)(c)	6,629,000	5,858,379
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/2018	28,330,000	36,669,644
Synchronoss Technologies, Inc., Sr. Unsec. Conv. Notes, 0.75%, 08/15/2019	13,140,000	13,066,087
Verint Systems Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/2021	10,000,000	9,156,250
		97,543,085

Biotechnology–4.16%
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/2018	8,517,000	9,501,778
1.50%, 10/15/2020	4,497,000	5,222,141
Cepheid, Sr. Unsec. Conv. Bonds, 1.25%, 02/01/2021	16,070,000	14,011,031
Emergent BioSolutions Inc., Sr. Unsec. Conv. Bonds, 2.88%, 01/15/2021	7,587,000	8,625,471
Exelixis Inc., Sr. Unsec. Sub. Conv. Notes, 4.25%, 08/15/2019	6,000,000	8,921,250
Intercept Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/01/2023	2,500,000	2,579,225
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	11,500,000	8,157,813
Ironwood Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/2022	10,000,000	10,293,750
		67,312,459

	Principal Amount	Value
Broadcasting–1.22%
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023	$19,825,000	$19,787,828

Communications Equipment–2.34%
Brocade Communications Systems, Inc., Sr. Unsec. Gtd. Conv. Bonds, 1.38%, 01/01/2020	14,500,000	14,300,625
Ciena Corp., Sr. Unsec. Conv. Notes, 3.75%, 10/15/2018(b)	4,000,000	4,687,500
Palo Alto Networks, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 07/01/2019(d)	6,500,000	8,315,937
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(c)	10,730,000	10,508,694
		37,812,756

Construction & Engineering–1.16%
Dycom Industries, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/15/2021(b)	10,000,000	11,437,500
Tutor Perini Corp., Sr. Unsec. Conv. Notes, 2.88%, 06/15/2021(b)	7,000,000	7,350,000
		18,787,500

Construction Machinery & Heavy Trucks–1.18%
Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/2020(c)	6,414,000	7,231,785
Trinity Industries, Inc., Unsec. Sub. Conv. Notes, 3.88%, 06/01/2018(c)	11,000,000	11,948,750
		19,180,535

Construction Materials–0.52%
CEMEX, S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/2020	9,000,000	8,431,875

Data Processing & Outsourced Services–1.87%
Cardtronics, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2020	11,897,000	11,986,228
Euronet Worldwide, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 10/01/2020(c)	15,900,000	18,314,812
		30,301,040

Diversified REIT’s–1.22%
Empire State Realty OP, L.P., Sr. Unsec. Conv. Notes, 2.63%, 08/15/2019(b)	3,000,000	3,300,000
Spirit Realty Capital, Inc., Sr. Unsec. Conv. Notes, 2.88%, 05/15/2019	6,000,000	6,483,780
3.75%, 05/15/2021	8,865,000	9,928,844
		19,712,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Convertible Securities Fund

	Principal Amount	Value
Electric Utilities–1.98%
Exelon Corp., Jr. Unsec. Sub. Conv. Investment Units, 6.50%, 06/01/2017	$224,601	$11,081,813
NextEra Energy, Inc., Conv. Investment Units, 6.37%, 09/01/2018	323,800	20,975,764
		32,057,577

Electronic Components–0.36%
InvenSense, Inc., Sr. Unsec. Conv. Bonds, 1.75%, 11/01/2018	6,295,000	5,897,628

Electronic Manufacturing Services–0.37%
TTM Technologies, Inc., Sr. Unsec. Conv. Notes, 1.75%, 12/15/2020	6,000,000	5,977,500

Gas Utilities–0.32%
Spire Inc., Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 04/01/2017	82,500	5,156,250

Gold–0.40%
Newmont Mining Corp., Series B, Sr. Unsec. Gtd. Conv. Notes, 1.63%, 07/15/2017	3,000,000	3,363,750
Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/2019	2,926,000	3,145,450
		6,509,200

Health Care Equipment–3.79%
Insulet Corp., Sr. Unsec. Conv. Notes, 2.00%, 06/15/2019	13,133,000	12,509,182
Nevro Corp., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2021	3,000,000	3,163,125
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(b)	12,000,000	14,265,000
Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(b)	11,500,000	11,888,125
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	21,300,000	19,569,375
		61,394,807

Health Care Facilities–2.22%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	17,750,000	17,406,094
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(c)	15,868,000	18,595,312
		36,001,406

Health Care Supplies–0.54%
Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/2021(c)	9,773,000	8,673,538

	Principal Amount	Value
Health Care Technology–1.62%
Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	$17,580,000	$17,645,925
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/2018	7,837,000	8,532,534
		26,178,459

Homebuilding–0.48%
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/2017(c)	7,862,000	7,734,243

Infrastructure–1.00%
Macquarie Infrastructure Corp., Sr. Unsec. Conv. Notes, 2.88%, 07/15/2019	14,055,000	16,119,328

Internet Retail–1.16%
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/2020	16,000,000	18,840,000

Internet Software & Services–6.38%
Akamai Technologies, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 02/15/2019(d)	15,130,000	14,950,407
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/2018	16,206,000	16,722,566
LinkedIn Corp., Sr. Unsec. Conv. Bonds, 0.50%, 11/01/2019	11,775,000	11,679,328
Twitter, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	12,805,000	11,460,475
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/2018	13,595,000	12,566,878
WebMD Health Corp., Unsec. Conv. Bonds, 1.50%, 12/01/2020	8,000,000	10,195,000
Unsec. Conv. Notes, 2.63%, 06/15/2023(b)	11,000,000	10,786,875
Yahoo! Inc., Sr. Unsec. Conv. Bonds, 0.00%, 12/01/2018(d)	15,000,000	14,962,500
		103,324,029

Investment Banking & Brokerage–0.51%
Cowen Group, Inc., Sr. Unsec. Conv. Notes, 3.00%, 03/15/2019	5,000,000	4,537,500
FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/2018	10,081,000	3,723,669
		8,261,169

Life Sciences Tools & Services–0.30%
Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2021(c)	8,064,000	4,919,040

Managed Health Care–1.10%
Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.63%, 08/19/2018(c)	16,300,000	17,777,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Convertible Securities Fund

	Principal Amount	Value
Mortgage REIT’s–2.17%
Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	$6,711,000	$7,138,826
Colony Capital, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/2021	17,567,000	16,732,568
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.55%, 03/01/2018	10,800,000	11,306,250
		35,177,644

Movies & Entertainment–1.19%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	19,081,000	19,224,107

Multi-Utilities–1.06%
Dominion Resources, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.38%, 07/01/2017(e)	330,432	17,129,595

Oil & Gas Equipment & Services–1.18%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/2018(c)	936,000	834,210
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	16,700,000	18,192,563
		19,026,773

Oil & Gas Exploration & Production–1.70%
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/2017(c)	5,000,000	4,662,500
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024	19,000,000	6,460,000
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020	20,500,000	16,323,125
		27,445,625

Packaged Foods & Meats–1.26%
Post Holdings, Inc., Conv. Amortizing Notes, 5.25%, 06/01/2017	70,000	10,279,150
Tyson Foods, Inc., Conv. Amortizing Notes, 4.75%, 07/15/2017	137,557	10,162,711
		20,441,861

Pharmaceuticals–3.70%
Depomed, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/01/2021	4,000,000	4,842,500
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022(b)	6,000,000	5,467,500
Impax Laboratories, Inc., Sr. Unsec. Conv. Notes, 2.00%, 06/15/2022(b)	12,500,000	10,984,375
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	24,720,000	26,589,450

	Principal Amount	Value
Pharmaceuticals–(continued)
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.50%, 01/15/2022	$2,000,000	$2,366,250
Sr. Unsec. Conv. Notes, 2.75%, 07/15/2023(b)	10,000,000	9,637,500
		59,887,575

Property & Casualty Insurance–0.48%
AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(c)	10,000,000	7,750,000

Semiconductors–8.46%
Cypress Semiconductor Corp., Sr. Unsec. Conv. Notes, 4.50%, 01/15/2022(b)	4,000,000	4,295,000
Inphi Corp., Sr. Unsec. Conv. Notes, 1.13%, 12/01/2020(b)	5,000,000	5,309,375
Integrated Device Technology, Inc., Sr. Unsec. Conv. Notes, 0.88%, 11/15/2022(b)	20,500,000	19,833,750
Intel Corp., Jr. Unsec. Sub. Conv. Deb., 3.25%, 08/01/2039	11,440,000	18,618,657
Microchip Technology, Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	19,982,000	22,217,486
Micron Technology, Inc., Series F, Sr. Unsec. Conv. Notes, 2.13%, 02/15/2020(c)	4,000,000	5,807,500
Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(c)	15,700,000	12,069,375
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2019	25,700,000	28,061,187
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	11,900,000	10,695,125
Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/2016(c)	3,720,000	3,878,100
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/2021	4,300,000	3,496,438
4.00%, 01/15/2023(b)	3,000,000	2,655,000
		136,936,993

Specialized REIT’s–0.71%
Extra Space Storage LP, Sr. Unsec. Gtd. Conv. Notes, 3.13%, 10/01/2020(b)(c)	10,000,000	11,431,250

Specialty Chemicals–0.69%
RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2020	9,526,000	11,097,790

Steel–0.88%
AK Steel Corp., Sr. Unsec. Gtd. Conv. Notes, 5.00%, 11/15/2019	5,000,000	5,796,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Convertible Securities Fund

	Principal Amount	Value
Steel–(continued)
Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.75%, 07/01/2022	$8,000,000	$8,480,000
		14,276,875

Systems Software–5.06%
FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(c)	13,100,000	11,945,562
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(c)	8,400,000	7,449,750
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2018	12,510,000	12,314,531
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 06/15/2020	16,375,000	17,654,297
Red Hat, Inc., Sr. Unsec. Conv. Bonds, 0.25%, 10/01/2019	9,075,000	11,048,813
Rovi Corp., Sr. Unsec. Conv. Bonds, 0.50%, 03/01/2020	8,000,000	7,600,000
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/2018(d)	12,362,000	13,814,535
		81,827,488

Technology Hardware, Storage & Peripherals–1.15%
Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	17,400,000	18,694,125

Thrifts & Mortgage Finance–0.85%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/2020	4,000,000	4,460,000
5.00%, 05/01/2017	5,864,000	6,083,900
Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/2019	8,000,000	3,200,000
		13,743,900

Tobacco–0.94%
Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/2020	13,685,000	15,241,669
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,226,607,473)		1,217,095,572

	Shares
Preferred Stocks–21.02%
Aluminum–0.35%
Alcoa Inc., Series 1, $2.69 Conv. Pfd.	170,000	5,587,900

Asset Management & Custody Banks–0.71%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	210,200	11,534,725

Diversified Banks–4.27%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	26,800	32,026,000
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	28,500	37,027,200
		69,053,200

	Shares	Value
Health Care Facilities–0.78%
Amsurg Corp., Series A-1, $5.25 Conv. Pfd.(b)	87,496	$12,625,673

Independent Power Producers & Energy Traders–0.58%
Dynegy Inc., Series A, $5.38 Conv. Pfd.	62,000	3,840,900
Dynegy Inc., $7.00 Conv. Pfd.	51,000	5,500,350
		9,341,250

Integrated Telecommunication Services–1.38%
Frontier Communications Corp., Series A, $11.13 Conv. Pfd.	236,100	22,387,002

Internet Software & Services–0.63%
Mandatory Exchangeable Trust (China), $5.75 Sr. Sec. Conv. Pfd.(b)	100,000	10,223,500

Managed Health Care–0.36%
Anthem Inc., $2.63 Conv. Pfd.	130,000	5,814,900

Oil & Gas Exploration & Production–3.23%
Hess Corp., $4.00 Conv. Pfd.	298,000	22,582,440
Southwestern Energy Co., Series B, $3.13 Conv. Pfd.	450,000	13,545,000
WPX Energy Inc., Series A, $3.13 Conv. Pfd.	350,000	16,159,500
		52,286,940

Pharmaceuticals–2.64%
Allergan PLC, Series A, $55.00 Conv. Pfd.	33,800	28,176,356
Teva Pharmaceutical Industries Ltd. (Israel), $70.00 Conv. Pfd.	17,500	14,625,625
		42,801,981

Regional Banks–0.61%
KeyCorp., Series A, $7.75 Conv. Pfd.	18,000	2,412,000
Wintrust Financial Corp., Series C, $50.00 Conv. Pfd.	5,673	7,454,322
		9,866,322

Reinsurance–0.31%
Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	105,348	5,004,030

Specialized REIT’s–3.52%
American Tower Corp., Series A, $5.25 Conv. Pfd.	105,744	11,896,200
American Tower Corp., Series B, $5.50 Conv. Pfd.	143,300	16,095,456
Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	239,770	28,978,602
		56,970,258

Wireless Telecommunication Services–1.65%
T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	363,400	26,742,606
Total Preferred Stocks (Cost $310,229,145)		340,240,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Convertible Securities Fund

	Shares	Value
Money Market Funds–3.51%
Liquid Assets Portfolio–Institutional Class, 0.44%(f)	28,423,575	$28,423,575
Premier Portfolio–Institutional Class, 0.40%(f)	28,423,575	28,423,575
Total Money Market Funds (Cost $56,847,150)		56,847,150
TOTAL INVESTMENTS–99.73% (Cost $1,593,683,768)		1,614,183,009
OTHER ASSETS LESS LIABILITIES–0.27%		4,389,598
NET ASSETS–100.00%		$1,618,572,607

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2016 was $169,360,052, which represented 10.46% of the Fund’s Net Assets.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition

By sector, based on Net Assets as of June 30, 2016

Information Technology	32.7%
Health Care	21.2
Financials	15.4
Energy	6.1
Consumer Discretionary	4.1
Industrials	4.0
Utilities	3.9
Materials	3.6
Telecommunication Services	3.0
Consumer Staples	2.2
Money Market Funds Plus Other Assets Less Liabilities	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,536,836,618)	$1,557,335,859
Investments in affiliated money market funds, at value and cost	56,847,150
Total investments, at value (Cost $1,593,683,768)	1,614,183,009
Receivable for:
Investments sold	6,446,836
Fund shares sold	2,152,106
Dividends and interest	5,898,393
Investment for trustee deferred compensation and retirement plans	100,455
Other assets	123,460
Total assets	1,628,904,259

Liabilities:
Payable for:
Investments purchased	4,034,950
Fund shares reacquired	5,454,711
Accrued fees to affiliates	618,750
Accrued trustees’ and officers’ fees and benefits	1,249
Accrued other operating expenses	46,941
Trustee deferred compensation and retirement plans	175,051
Total liabilities	10,331,652
Net assets applicable to shares outstanding	$1,618,572,607

Net assets consist of:
Shares of beneficial interest	$1,595,255,214
Undistributed net investment income	23,219,228
Undistributed net realized gain (loss)	(20,401,076)
Net unrealized appreciation	20,499,241
$1,618,572,607

Net Assets:
Class A	$640,952,532
Class B	$2,383,344
Class C	$156,276,206
Class Y	$798,484,919
Class R5	$2,976,668
Class R6	$17,498,938

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	28,678,338
Class B	106,341
Class C	7,025,622
Class Y	35,687,726
Class R5	133,125
Class R6	782,466
Class A:
Net asset value per share	$22.35
Maximum offering price per share
(Net asset value of $22.35 ÷ 94.50%)	$23.65
Class B:
Net asset value and offering price per share	$22.41
Class C:
Net asset value and offering price per share	$22.24
Class Y:
Net asset value and offering price per share	$22.37
Class R5:
Net asset value and offering price per share	$22.36
Class R6:
Net asset value and offering price per share	$22.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Interest	$11,655,408
Dividends (net of foreign withholding taxes of $95,970)	11,861,168
Dividends from affiliated money market funds	104,030
Total investment income	23,620,606

Expenses:
Advisory fees	3,969,855
Administrative services fees	197,218
Custodian fees	18,930
Distribution fees:
Class A	807,105
Class B	13,672
Class C	838,738
Transfer agent fees — A, B, C and Y	986,367
Transfer agent fees — R5	1,502
Transfer agent fees — R6	84
Trustees’ and officers’ fees and benefits	17,980
Registration and filing fees	117,895
Reports to shareholders	56,477
Professional services fees	46,794
Other	29,064
Total expenses	7,101,681
Less: Fees waived and expense offset arrangement(s)	(52,214)
Net expenses	7,049,467
Net investment income	16,571,139

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(9,542,398)
Change in net unrealized appreciation (depreciation) of investment securities	(20,732,103)
Net realized and unrealized gain (loss)	(30,274,501)
Net increase (decrease) in net assets resulting from operations	$(13,703,362)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$16,571,139	$30,022,930
Net realized gain (loss)	(9,542,398)	34,820,382
Change in net unrealized appreciation (depreciation)	(20,732,103)	(132,230,071)
Net increase (decrease) in net assets resulting from operations	(13,703,362)	(67,386,759)

Distributions to shareholders from net investment income:
Class A	(9,579,038)	(20,544,118)
Class B	(28,502)	(66,595)
Class C	(1,803,748)	(3,604,571)
Class Y	(12,777,933)	(30,148,724)
Class R5	(47,170)	(117,019)
Class R6	(279,927)	(466,253)
Total distributions from net investment income	(24,516,318)	(54,947,280)

Share transactions–net:
Class A	(102,380,638)	(181,321,645)
Class B	(734,999)	(2,313,136)
Class C	(28,565,948)	(33,418,349)
Class Y	(286,216,060)	130,423,223
Class R5	(860,317)	(2,488,774)
Class R6	961,462	1,054,709
Net increase (decrease) in net assets resulting from share transactions	(417,796,500)	(88,063,972)
Net increase (decrease) in net assets	(456,016,180)	(210,398,011)

Net assets:
Beginning of period	2,074,588,787	2,284,986,798
End of period (includes undistributed net investment income of $23,219,228 and $31,164,407, respectively)	$1,618,572,607	$2,074,588,787

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

12                         Invesco Convertible Securities Fund

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

13                         Invesco Convertible Securities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $750 million	0.52%
Next $250 million	0.47%
Next $500 million	0.42%
Next $500 million	0.395%
Next $1 billion	0.37%
Over $3 billion	0.345%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be

14                         Invesco Convertible Securities Fund

terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $50,332.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended June 30, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $25,385 in front-end sales commissions from the sale of Class A shares and $6,075, $1,093 and $6,331 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$347,748,915	$49,338,522	$—	$397,087,437
Corporate Debt Securities	59,349,883	1,157,745,689	—	1,217,095,572
Total Investments	$407,098,798	$1,207,084,211	$—	$1,614,183,009

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,882.

15                         Invesco Convertible Securities Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$10,603,690	$—	$10,603,690

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $315,277,711 and $722,694,937, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$79,558,558
Aggregate unrealized (depreciation) of investment securities	(82,532,115)
Net unrealized appreciation (depreciation) of investment securities	$(2,973,557)

Cost of investments for tax purposes is $1,617,156,566.

16                         Invesco Convertible Securities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,428,024	$31,329,828	7,390,470	$178,038,131
Class B	—	—	1,511	36,758
Class C	194,485	4,209,151	1,068,704	25,494,440
Class Y	12,820,457	274,954,026	35,584,207	841,936,313
Class R5	9,073	197,009	33,187	796,173
Class R6	63,570	1,408,195	36,821	866,974

Issued as reinvestment of dividends:
Class A	354,862	7,810,671	732,141	17,477,850
Class B	1,094	24,157	2,433	58,380
Class C	66,592	1,458,932	122,934	2,938,478
Class Y	315,850	6,956,596	756,490	18,088,679
Class R5	227	5,007	1,652	39,897
Class R6	12,697	279,753	19,562	465,940

Automatic conversion of Class B shares to Class A shares:
Class A	15,047	331,208	33,314	801,380
Class B	(15,015)	(331,208)	(33,236)	(801,380)

Reacquired:
Class A	(6,515,195)	(141,852,345)	(15,814,157)	(377,639,006)
Class B	(19,555)	(427,948)	(66,454)	(1,606,894)
Class C	(1,572,126)	(34,234,031)	(2,616,251)	(61,851,267)
Class Y	(26,346,998)	(568,126,682)	(31,087,402)	(729,601,769)
Class R5	(49,017)	(1,062,333)	(138,855)	(3,324,844)
Class R6	(32,840)	(726,486)	(11,820)	(278,205)
Net increase (decrease) in share activity	(19,268,768)	$(417,796,500)	(3,984,749)	$(88,063,972)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Convertible Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/16	$22.62	$0.21		$(0.16)	$0.05	$(0.32)	$—	$(0.32)	$22.35	0.26%	$640,953	0.87	%(d)(e)	0.88	%(d)(e)	1.92	%(d)(e)	19%
Year ended 12/31/15	23.88	0.30		(1.00)	(0.70)	(0.56)	—	(0.56)	22.62	(3.02)	755,534	0.86	(f)	0.87	(f)	1.26	(f)	45
Year ended 12/31/14	24.17	0.32		0.63	0.95	(0.52)	(0.72)	(1.24)	23.88	3.95	980,513	0.84	(g)	0.85	(g)	1.29	(g)	56
Year ended 12/31/13	20.88	0.55	(h)	3.84	4.39	(0.53)	(0.57)	(1.10)	24.17	21.31	936,425	0.88	(i)	0.89	(i)	2.40	(h)(i)	45
Year ended 12/31/12	18.78	0.48		2.08	2.56	(0.46)	—	(0.46)	20.88	13.74	538,962	0.93	(j)	0.94	(j)	2.41	(j)	58
Year ended 12/31/11	20.05	0.46		(1.34)	(0.88)	(0.39)	—	(0.39)	18.78	(4.46)	518,426	0.97		0.98		2.37		38
Class B
Six months ended 06/30/16	22.69	0.13		(0.17)	(0.04)	(0.24)	—	(0.24)	22.41	(0.16)	2,383	1.63	(d)(e)	1.64	(d)(e)	1.16	(d)(e)	19
Year ended 12/31/15	23.95	0.12		(1.00)	(0.88)	(0.38)	—	(0.38)	22.69	(3.74)	3,172	1.62	(f)	1.63	(f)	0.50	(f)	45
Year ended 12/31/14	24.24	0.13		0.63	0.76	(0.33)	(0.72)	(1.05)	23.95	3.16	5,642	1.60	(g)	1.61	(g)	0.53	(g)	56
Year ended 12/31/13	20.93	0.38	(h)	3.86	4.24	(0.36)	(0.57)	(0.93)	24.24	20.45	7,167	1.64	(i)	1.65	(i)	1.64	(h)(i)	45
Year ended 12/31/12	18.83	0.33		2.08	2.41	(0.31)	—	(0.31)	20.93	12.85	7,325	1.70	(j)	1.71	(j)	1.64	(j)	58
Year ended 12/31/11	20.10	0.32		(1.35)	(1.03)	(0.24)	—	(0.24)	18.83	(5.16)	10,505	1.72		1.73		1.62		38
Class C
Six months ended 06/30/16	22.52	0.12		(0.16)	(0.04)	(0.24)	—	(0.24)	22.24	(0.15)	156,276	1.63	(d)(e)	1.64	(d)(e)	1.16	(d)(e)	19
Year ended 12/31/15	23.77	0.14		(0.99)	(0.85)	(0.40)	—	(0.40)	22.52	(3.67)	187,743	1.54	(f)	1.55	(f)	0.58	(f)	45
Year ended 12/31/14	24.04	0.16		0.62	0.78	(0.33)	(0.72)	(1.05)	23.77	3.30	232,065	1.48	(g)	1.49	(g)	0.65	(g)	56
Year ended 12/31/13	20.78	0.38	(h)	3.81	4.19	(0.36)	(0.57)	(0.93)	24.04	20.37	172,232	1.64	(i)	1.65	(i)	1.64	(h)(i)	45
Year ended 12/31/12	18.69	0.36		2.06	2.42	(0.33)	—	(0.33)	20.78	13.02	82,876	1.53	(j)	1.54	(j)	1.81	(j)	58
Year ended 12/31/11	19.94	0.32		(1.33)	(1.01)	(0.24)	—	(0.24)	18.69	(5.12)	87,388	1.72		1.73		1.62		38
Class Y
Six months ended 06/30/16	22.65	0.23		(0.16)	0.07	(0.35)	—	(0.35)	22.37	0.34	798,485	0.63	(d)	0.64	(d)	2.16	(d)	19
Year ended 12/31/15	23.91	0.36		(1.00)	(0.64)	(0.62)	—	(0.62)	22.65	(2.78)	1,107,497	0.62		0.63		1.50		45
Year ended 12/31/14	24.20	0.38		0.63	1.01	(0.58)	(0.72)	(1.30)	23.91	4.20	1,043,554	0.60		0.61		1.53		56
Year ended 12/31/13	20.90	0.61	(h)	3.84	4.45	(0.58)	(0.57)	(1.15)	24.20	21.62	719,722	0.64		0.65		2.64	(h)	45
Year ended 12/31/12	18.81	0.53		2.07	2.60	(0.51)	—	(0.51)	20.90	13.94	269,400	0.70		0.71		2.64		58
Year ended 12/31/11	20.07	0.52		(1.34)	(0.82)	(0.44)	—	(0.44)	18.81	(4.16)	204,319	0.72		0.73		2.62		38
Class R5
Six months ended 06/30/16	22.63	0.24		(0.16)	0.08	(0.35)	—	(0.35)	22.36	0.39	2,977	0.62	(d)	0.63	(d)	2.17	(d)	19
Year ended 12/31/15	23.89	0.37		(1.00)	(0.63)	(0.63)	—	(0.63)	22.63	(2.75)	3,912	0.57		0.58		1.55		45
Year ended 12/31/14	24.18	0.40		0.63	1.03	(0.60)	(0.72)	(1.32)	23.89	4.28	6,615	0.53		0.54		1.60		56
Year ended 12/31/13	20.88	0.63	(h)	3.84	4.47	(0.60)	(0.57)	(1.17)	24.18	21.72	4,781	0.57		0.58		2.71	(h)	45
Year ended 12/31/12	18.78	0.55		2.08	2.63	(0.53)	—	(0.53)	20.88	14.13	2,726	0.60		0.61		2.74		58
Year ended 12/31/11(k)	21.19	0.33		(2.38)	(2.05)	(0.36)	—	(0.36)	18.78	(9.70)	1,851	0.57	(l)	0.58	(l)	2.77	(l)	38
Class R6
Six months ended 06/30/16	22.64	0.25		(0.17)	0.08	(0.36)	—	(0.36)	22.36	0.40	17,499	0.52	(d)	0.53	(d)	2.27	(d)	19
Year ended 12/31/15	23.90	0.39		(1.00)	(0.61)	(0.65)	—	(0.65)	22.64	(2.66)	16,731	0.49		0.50		1.63		45
Year ended 12/31/14	24.18	0.41		0.64	1.05	(0.61)	(0.72)	(1.33)	23.90	4.35	16,598	0.49		0.50		1.64		56
Year ended 12/31/13	20.89	0.64	(h)	3.83	4.47	(0.61)	(0.57)	(1.18)	24.18	21.69	64	0.55		0.56		2.73	(h)	45
Year ended 12/31/12(k)	20.78	0.15		0.10	0.25	(0.14)	—	(0.14)	20.89	1.23	10	0.58	(l)	0.59	(l)	2.76	(l)	58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $310,063,973 and sold of $85,053,876 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Harbor Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $672,627, $2,749, $168,669, $840,596, $3,023 and $16,977 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.92% for Class A, Class B and Class C shares, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.88% for Class A, Class B and Class C shares, respectively.
(h)	Net investment income per share and the ratio of net investment income to average net assets include material significant dividends received during the year ended December 31, 2013. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.42 and 2.39%, $0.25 and 1.63%, $0.25 and 1.63%, $0.48 and 2.63%, $0.50 and 2.70% and $0.51 and 2.72%, for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 1.00% and 0.83% for Class A, Class B and Class C shares, respectively.
(k)	Commencement date of May 23, 2011 and September 24, 2012 for Class R5 and Class R6 shares, respectively.
(l)	Annualized.

18                         Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,002.60	$4.33	$1,020.54	$4.37	0.87%
B	1,000.00	998.40	8.10	1,016.76	8.17	1.63
C	1,000.00	998.50	8.10	1,016.76	8.17	1.63
Y	1,000.00	1,003.40	3.14	1,021.73	3.17	0.63
R5	1,000.00	1,003.90	3.09	1,021.78	3.12	0.62
R6	1,000.00	1,004.00	2.59	1,022.28	2.61	0.52

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                         Invesco Convertible Securities Fund

Distribution Information

Correction notice

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2015. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/11/15	Class A	$0.0887	$0.000	$0.0521	$0.1408
12/11/15	Class B	$0.0446	$0.000	$0.0521	$0.0967
12/11/15	Class C	$0.0114	$0.000	$0.0521	$0.0635
12/11/15	Class Y	$0.1028	$0.000	$0.0521	$0.1549
12/11/15	Class R5	$0.1022	$0.000	$0.0521	$0.1543
12/11/15	Class R6	$0.1098	$0.000	$0.0521	$0.1619

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. This Notice is sent to comply with certain Securities and Exchange Commission requirements.

20                         Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Convertible Securities Fund (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Convertible Securities Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

21                         Invesco Convertible Securities Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that the Fund does not executed brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the Investment

Company Act of 1940, as amended, and consistent with best execution obligations.

22                         Invesco Convertible Securities Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 MS-CSEC-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016
Invesco Global Low Volatility Equity Yield Fund
Nasdaq:
A: GTNDX ¡ B: GNDBX ¡ C: GNDCX ¡ R: GTNRX ¡ Y: GTNYX ¡ R5: GNDIX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.82%
Class B Shares	4.43
Class C Shares	4.44
Class R Shares	4.69
Class Y Shares	4.94
Class R5 Shares	4.98
MSCI World Index▼ (Broad Market/Style-Specific Index)	0.66
Lipper Global Equity Income Funds Index■ (Peer Group Index)	4.03
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.60%, 2.35%, 2.35%, 1.85%, 1.35% and 1.13%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (9/15/97)	5.42%
10 Years	2.06
5 Years	3.77
1 Year	-4.94
Class B Shares
Inception (9/15/97)	5.51%
10 Years	2.02
5 Years	3.84
1 Year	-4.94
Class C Shares
Inception (1/2/98)	5.32%
10 Years	1.88
5 Years	4.18
1 Year	-1.15
Class R Shares
Inception (10/31/05)	3.54%
10 Years	2.39
5 Years	4.70
1 Year	0.35
Class Y Shares
10 Years	2.83%
5 Years	5.20
1 Year	0.86
Class R5 Shares
Inception (4/30/04)	5.50%
10 Years	3.17
5 Years	5.45
1 Year	0.90

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Global Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Global Low Volatility Equity Yield Fund

Schedule of Investments

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.08%
Australia–7.84%
Caltex Australia Ltd.	86,557	$2,068,106
Cochlear Ltd.	16,002	1,451,502
DUET Group	1,410,835	2,640,680
JB Hi-Fi Ltd.	97,979	1,771,668
Treasury Wine Estates Ltd.	272,591	1,885,787
		9,817,743

Canada–5.16%
Capital Power Corp.(a)	166,500	2,484,517
Metro Inc.	69,500	2,421,110
North West Company Inc. (The)	40,900	932,560
Superior Plus Corp.(a)	74,900	617,959
		6,456,146

China–1.61%
Yangzijiang Shipbuilding Holdings Ltd.	2,995,300	2,018,068

Denmark–0.36%
Vestas Wind Systems A/S	6,646	450,984

Finland–1.17%
Tieto Oyj	53,219	1,458,544

Germany–0.53%
ProSiebenSat.1 Media SE	15,249	665,738

Hong Kong–5.22%
CLP Holdings Ltd.	265,500	2,714,244
HK Electric Investments and HK Electric Investments Ltd.–REGS(b)	1,059,500	989,930
NWS Holdings Ltd.	539,000	856,198
Sands China Ltd.	581,600	1,968,943
		6,529,315

Israel–1.84%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,157,685	2,299,490

Italy–2.06%
Recordati S.p.A.	85,721	2,576,846

Japan–2.38%
Daiichi Sankyo Co., Ltd.	87,900	2,121,190
Iida Group Holdings Co., Ltd.	42,200	859,621
		2,980,811

New Zealand–8.29%
Contact Energy Ltd.	524,221	1,942,652
Meridian Energy Ltd.	737,431	1,392,354
SKY Network Television Ltd.	313,529	1,067,811
SKYCITY Entertainment Group Ltd.	662,038	2,164,944
Spark New Zealand Ltd.	1,022,821	2,592,544
Z Energy Ltd.	210,900	1,218,213
		10,378,518

	Shares	Value
Norway–1.83%
SalMar ASA	76,624	$2,288,824

Singapore–3.31%
ComfortDelGro Corp. Ltd.	229,000	469,358
SATS Ltd.	834,300	2,548,861
Venture Corp. Ltd.	183,200	1,126,046
		4,144,265

Sweden–1.86%
Intrum Justitia AB	74,356	2,323,410

Switzerland–1.70%
Swiss Re AG	24,335	2,127,844

United Kingdom–13.80%
Berendsen PLC	134,816	2,196,528
Berkeley Group Holdings PLC (The)	49,394	1,681,597
Go-Ahead Group PLC	43,956	1,151,367
Moneysupermarket.com Group PLC	430,496	1,556,689
National Grid PLC	163,172	2,399,706
QinetiQ Group PLC	608,921	1,824,167
SSE PLC	105,820	2,212,853
Vodafone Group PLC	753,322	2,293,429
WH Smith PLC	92,481	1,962,326
		17,278,662

United States–39.12%
American Capital Agency Corp.	131,400	2,604,348
Annaly Capital Management Inc.	219,258	2,427,186
AT&T Inc.	61,200	2,644,452
CenturyLink Inc.	87,768	2,546,150
Chimera Investment Corp.	158,336	2,485,875
Cisco Systems, Inc.	93,200	2,673,908
CYS Investments, Inc.	329,600	2,758,752
Darden Restaurants, Inc.	34,300	2,172,562
Entergy Corp.	19,700	1,602,595
Gilead Sciences, Inc.	27,577	2,300,473
HP Inc.	175,108	2,197,605
Intel Corp.	74,600	2,446,880
Lamar Advertising Co.–Class A	39,800	2,638,740
Lexington Realty Trust	214,928	2,172,922
R. R. Donnelley & Sons Co.	138,100	2,336,652
Senior Housing Properties Trust	124,023	2,583,399
Two Harbors Investment Corp.	283,219	2,424,355
Valero Energy Corp.	38,000	1,938,000
Verizon Communications Inc.	45,800	2,557,472
Wal-Mart Stores, Inc.	12,042	879,307
Weingarten Realty Investors	63,100	2,575,742
		48,967,375
Total Common Stocks & Other Equity Interests (Cost $119,283,895)		122,762,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Low Volatility Equity Yield Fund

	Shares	Value
Money Market Funds–0.94%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	590,618	$590,618
Premier Portfolio–Institutional Class, 0.40%(c)	590,617	590,617
Total Money Market Funds (Cost $1,181,235)		1,181,235
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.02% (Cost $120,465,130)		123,943,818

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds –1.90%
Liquid Assets Portfolio–Institutional Class, 0.44% (Cost $2,373,405)(c)(d)	2,373,405	$2,373,405
TOTAL INVESTMENTS–100.92% (Cost $122,838,535)		126,317,223
OTHER ASSETS LESS LIABILITIES–(0.92)%		(1,153,350)
NET ASSETS–100.00%		$125,163,873

Investment Abbreviations:

REGS	– Regulation S

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2016.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2016 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2016

Financials	19.8%
Utilities	15.2
Industrials	12.9
Telecommunication Services	11.9
Consumer Discretionary	11.4
Information Technology	9.2
Health Care	6.8
Consumer Staples	6.7
Energy	4.2
Money Market Funds Plus Other Assets Less Liabilities	1.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $119,283,895)*	$122,762,583
Investments in affiliated money market funds, at value and cost	3,554,640
Total investments, at value (Cost $122,838,535)	126,317,223
Foreign currencies, at value (Cost $536,429)	480,440
Receivable for:
Deposits with brokers for open futures contracts	69,653
Investments sold	12,290
Variation margin — futures	16,572
Fund shares sold	80,634
Dividends	728,604
Investment for trustee deferred compensation and retirement plans	76,337
Other assets	31,315
Total assets	127,813,068

Liabilities:
Payable for:
Fund shares reacquired	71,159
Collateral upon return of securities loaned	2,373,405
Accrued fees to affiliates	80,651
Accrued trustees’ and officers’ fees and benefits	646
Accrued other operating expenses	37,071
Trustee deferred compensation and retirement plans	86,263
Total liabilities	2,649,195
Net assets applicable to shares outstanding	$125,163,873

Net assets consist of:
Shares of beneficial interest	$210,400,368
Undistributed net investment income	1,187,723
Undistributed net realized gain (loss)	(89,873,642)
Net unrealized appreciation	3,449,424
$125,163,873

Net Assets:
Class A	$104,659,417
Class B	$1,496,315
Class C	$12,098,199
Class R	$1,430,285
Class Y	$4,153,800
Class R5	$1,325,857

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,194,285
Class B	123,757
Class C	1,002,081
Class R	111,822
Class Y	324,491
Class R5	102,542
Class A:
Net asset value per share	$12.77
Maximum offering price per share
(Net asset value of $12.77 ÷ 94.50%)	$13.51
Class B:
Net asset value and offering price per share	$12.09
Class C:
Net asset value and offering price per share	$12.07
Class R:
Net asset value and offering price per share	$12.79
Class Y:
Net asset value and offering price per share	$12.80
Class R5:
Net asset value and offering price per share	$12.93

*	At June 30, 2016, securities with an aggregate value of $2,318,244 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $178,973)	$3,363,143
Dividends from affiliated money market funds (includes securities lending income of $43,587)	49,863
Total investment income	3,413,006

Expenses:
Advisory fees	501,719
Administrative services fees	24,863
Custodian fees	12,821
Distribution fees:
Class A	130,966
Class B	8,607
Class C	60,572
Class R	3,477
Transfer agent fees — A, B, C, R and Y	167,238
Transfer agent fees — R5	764
Trustees’ and officers’ fees and benefits	10,545
Registration and filing fees	35,969
Reports to shareholders	11,964
Professional services fees	30,263
Other	9,024
Total expenses	1,008,792
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(32,011)
Net expenses	976,781
Net investment income	2,436,225

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,984,683)
Foreign currencies	(54,860)
Futures contracts	(24,357)
(2,063,900)
Change in net unrealized appreciation (depreciation) of:
Investment securities	5,507,954
Foreign currencies	(23,439)
Futures contracts	(42,127)
5,442,388
Net realized and unrealized gain	3,378,488
Net increase in net assets resulting from operations	$5,814,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$2,436,225	$5,678,580
Net realized gain (loss)	(2,063,900)	(11,999,929)
Change in net unrealized appreciation (depreciation)	5,442,388	(4,997,092)
Net increase (decrease) in net assets resulting from operations	5,814,713	(11,318,441)

Distributions to shareholders from net investment income:
Class A	(1,877,952)	(4,878,207)
Class B	(23,667)	(81,227)
Class C	(171,691)	(486,020)
Class R	(23,519)	(56,214)
Class Y	(75,886)	(262,016)
Class R5	(28,128)	(350,193)
Total distributions from net investment income	(2,200,843)	(6,113,877)

Share transactions–net:
Class A	(6,829,887)	(18,211,264)
Class B	(508,255)	(1,346,294)
Class C	(1,139,105)	(4,353,931)
Class R	(227)	(68,477)
Class Y	(200,837)	(5,028,439)
Class R5	(709,138)	(10,666,053)
Net increase (decrease) in net assets resulting from share transactions	(9,387,449)	(39,674,458)
Net increase (decrease) in net assets	(5,773,579)	(57,106,776)

Net assets:
Beginning of period	130,937,452	188,044,228
End of period (includes undistributed net investment income of $1,187,723 and $952,341, respectively)	$125,163,873	$130,937,452

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

8                         Invesco Global Low Volatility Equity Yield Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

9                         Invesco Global Low Volatility Equity Yield Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

10                         Invesco Global Low Volatility Equity Yield Fund

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 1, 2016, the Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to May 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 1.46%, 2.21%, 2.21%, 1.71%, 1.21% and 1.21%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or

11                         Invesco Global Low Volatility Equity Yield Fund

reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $2,702 and reimbursed class level expenses of $23,560, $387, $2,724, $313 and $876 for Class A, Class B, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $6,965 in front-end sales commissions from the sale of Class A shares and $1,852, $115 and $87 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12                         Invesco Global Low Volatility Equity Yield Fund

During the six months ended June 30, 2016, there were transfers from Level 1 to Level 2 of $8,492,275 and from Level 2 to Level 1 of $7,043,512, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$9,817,743	$—	$9,817,743
Canada	6,456,146	—	—	6,456,146
China	—	2,018,068	—	2,018,068
Denmark	—	450,984	—	450,984
Finland	—	1,458,544	—	1,458,544
Germany	—	665,738	—	665,738
Hong Kong	—	6,529,315	—	6,529,315
Israel	—	2,299,490	—	2,299,490
Italy	—	2,576,846	—	2,576,846
Japan	—	2,980,811	—	2,980,811
New Zealand	7,043,512	3,335,006	—	10,378,518
Norway	—	2,288,824	—	2,288,824
Singapore	1,126,046	3,018,219	—	4,144,265
Sweden	—	2,323,410	—	2,323,410
Switzerland	—	2,127,844	—	2,127,844
United Kingdom	—	17,278,662	—	17,278,662
United States	52,522,015	—	—	52,522,015
	67,147,719	59,169,504	—	126,317,223
Futures Contracts*	4,142	—	—	4,142
Total Investments	$67,151,861	$59,169,504	$—	$126,321,365

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Futures contracts(a)	$9,865	$(5,723)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Equity risk	$(24,357)
Change in Net Unrealized Appreciation (Depreciation):
Equity risk	(42,127)
Total	$(66,484)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$2,471,310

13                         Invesco Global Low Volatility Equity Yield Fund

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	Long	8	September-2016	$836,080	$5,916
FTSE 100 Index	Long	1	September-2016	85,506	3,949
Dow Jones EURO STOXX 50 Index	Long	6	September-2016	190,066	(3,188)
SGX NIKKEI 225 Index	Long	1	September-2016	75,299	(2,535)
Total Futures Contracts — Equity Risk					$4,142

(a)	Futures contracts collateralized by $69,653 cash held with Merrill Lynch & Co., Inc., the futures commission merchant.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,449.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$9,183,598	$—	$9,183,598
December 31, 2017	65,336,393	—	65,336,393
Not subject to expiration	13,155,291	—	13,155,291
	$87,675,282	$—	$87,675,282

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

14                         Invesco Global Low Volatility Equity Yield Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $55,025,514 and $62,402,585, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,875,126
Aggregate unrealized (depreciation) of investment securities	(7,473,575)
Net unrealized appreciation of investment securities	$3,401,551

Cost of investments for tax purposes is $122,915,672.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	205,700	$2,555,286	922,170	$12,318,153
Class B	594	6,730	4,321	52,985
Class C	33,505	392,866	177,958	2,210,659
Class R	5,818	72,162	13,975	185,157
Class Y	65,386	805,075	198,850	2,670,632
Class R5	23,330	282,586	123,050	1,706,082

Issued as reinvestment of dividends:
Class A	143,861	1,821,264	350,620	4,523,583
Class B	1,933	23,189	6,497	79,584
Class C	13,200	157,997	35,043	427,248
Class R	1,847	23,420	4,360	56,214
Class Y	3,346	42,419	12,727	166,137
Class R5	2,194	28,128	16,709	223,666

Automatic conversion of Class B shares to Class A shares:
Class A	31,510	391,172	74,974	1,012,702
Class B	(33,313)	(391,172)	(79,262)	(1,012,702)

Reacquired:
Class A	(931,155)	(11,597,609)	(2,717,157)	(36,065,702)
Class B	(12,404)	(147,002)	(36,983)	(466,161)
Class C	(145,184)	(1,689,968)	(555,133)	(6,991,838)
Class R	(7,608)	(95,809)	(23,548)	(309,848)
Class Y	(86,916)	(1,048,331)	(592,230)	(7,865,208)
Class R5	(82,495)	(1,019,852)	(930,174)	(12,595,801)
Net increase (decrease) in share activity	(766,851)	$(9,387,449)	(2,993,233)	$(39,674,458)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Low Volatility Equity Yield Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$12.40	$0.24	$0.35	$0.59	$(0.22)	$12.77	4.82%	$104,659	1.48	%(e)	1.53	%(e)	3.96	%(e)	45%
Year ended 12/31/15	13.89	0.48	(1.44)	(0.96)	(0.53)	12.40	(7.02)	108,429	1.48		1.52		3.60		94
Year ended 12/31/14	14.44	0.53	(0.55)	(0.02)	(0.53)	13.89	(0.33)	140,461	1.45		1.46		3.55		64
Year ended 12/31/13	11.38	0.27	3.05	3.32	(0.26)	14.44	29.32	117,234	1.54		1.54		2.10		103
Year ended 12/31/12	10.28	0.13	1.24	1.37	(0.27)	11.38	13.32	94,785	1.63		1.63		1.21		72
Year ended 12/31/11	10.74	0.21	(0.53)	(0.32)	(0.14)	10.28	(2.98)	98,542	1.56		1.56		1.91		86
Class B
Six months ended 06/30/16	11.74	0.19	0.33	0.52	(0.17)	12.09	4.43	1,496	2.23	(e)	2.28	(e)	3.21	(e)	45
Year ended 12/31/15	13.14	0.36	(1.36)	(1.00)	(0.40)	11.74	(7.65)	1,959	2.23		2.27		2.85		94
Year ended 12/31/14	13.66	0.39	(0.52)	(0.13)	(0.39)	13.14	(1.08)	3,580	2.20		2.21		2.80		64
Year ended 12/31/13	10.81	0.16	2.89	3.05	(0.20)	13.66	28.34	5,434	2.29		2.29		1.35		103
Year ended 12/31/12	9.74	0.05	1.17	1.22	(0.15)	10.81	12.53	6,626	2.38		2.38		0.46		72
Year ended 12/31/11	10.15	0.12	(0.50)	(0.38)	(0.03)	9.74	(3.74)	9,313	2.31		2.31		1.16		86
Class C
Six months ended 06/30/16	11.72	0.19	0.33	0.52	(0.17)	12.07	4.44	12,098	2.23	(e)	2.28	(e)	3.21	(e)	45
Year ended 12/31/15	13.13	0.36	(1.37)	(1.01)	(0.40)	11.72	(7.74)	12,900	2.23		2.27		2.85		94
Year ended 12/31/14	13.66	0.40	(0.52)	(0.12)	(0.41)	13.13	(1.06)	18,936	2.20		2.21		2.80		64
Year ended 12/31/13	10.79	0.17	2.89	3.06	(0.19)	13.66	28.42	14,099	2.29		2.29		1.35		103
Year ended 12/31/12	9.73	0.05	1.16	1.21	(0.15)	10.79	12.44	8,864	2.38		2.38		0.46		72
Year ended 12/31/11	10.13	0.12	(0.49)	(0.37)	(0.03)	9.73	(3.65)	9,298	2.31		2.31		1.16		86
Class R
Six months ended 06/30/16	12.42	0.23	0.34	0.57	(0.20)	12.79	4.69	1,430	1.73	(e)	1.78	(e)	3.71	(e)	45
Year ended 12/31/15	13.91	0.44	(1.44)	(1.00)	(0.49)	12.42	(7.24)	1,388	1.73		1.77		3.35		94
Year ended 12/31/14	14.46	0.49	(0.55)	(0.06)	(0.49)	13.91	(0.58)	1,627	1.70		1.71		3.30		64
Year ended 12/31/13	11.41	0.25	3.05	3.30	(0.25)	14.46	29.00	1,351	1.79		1.79		1.85		103
Year ended 12/31/12	10.30	0.11	1.23	1.34	(0.23)	11.41	13.01	931	1.88		1.88		0.96		72
Year ended 12/31/11	10.74	0.18	(0.52)	(0.34)	(0.10)	10.30	(3.13)	888	1.81		1.81		1.66		86
Class Y
Six months ended 06/30/16	12.42	0.26	0.36	0.62	(0.24)	12.80	5.03	4,154	1.23	(e)	1.28	(e)	4.21	(e)	45
Year ended 12/31/15	13.92	0.52	(1.46)	(0.94)	(0.56)	12.42	(6.90)	4,257	1.23		1.27		3.85		94
Year ended 12/31/14	14.49	0.57	(0.55)	0.02	(0.59)	13.92	(0.04)	10,067	1.20		1.21		3.80		64
Year ended 12/31/13	11.38	0.32	3.04	3.36	(0.25)	14.49	29.63	3,176	1.29		1.29		2.35		103
Year ended 12/31/12	10.29	0.16	1.23	1.39	(0.30)	11.38	13.55	756	1.38		1.38		1.46		72
Year ended 12/31/11	10.76	0.24	(0.54)	(0.30)	(0.17)	10.29	(2.76)	599	1.31		1.31		2.16		86
Class R5
Six months ended 06/30/16	12.56	0.28	0.34	0.62	(0.25)	12.93	4.98	1,326	1.12	(e)	1.12	(e)	4.32	(e)	45
Year ended 12/31/15	14.08	0.56	(1.49)	(0.93)	(0.59)	12.56	(6.66)	2,004	1.05		1.05		4.03		94
Year ended 12/31/14	14.63	0.61	(0.55)	0.06	(0.61)	14.08	0.21	13,373	0.97		0.98		4.03		64
Year ended 12/31/13	11.49	0.35	3.08	3.43	(0.29)	14.63	29.99	25,230	1.02		1.02		2.62		103
Year ended 12/31/12	10.39	0.20	1.25	1.45	(0.35)	11.49	13.96	18,609	1.06		1.06		1.78		72
Year ended 12/31/11	10.88	0.28	(0.54)	(0.26)	(0.23)	10.39	(2.44)	16,133	0.98		0.98		2.49		86

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $105,349, $1,731, $12,181, $1,399, $3,917 and $1,543 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

16                         Invesco Global Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,048.20	$7.54	$1,017.50	$7.42	1.48%
B	1,000.00	1,044.30	11.33	1,013.77	11.17	2.23
C	1,000.00	1,044.40	11.34	1,013.77	11.17	2.23
R	1,000.00	1,046.90	8.80	1,016.26	8.67	1.73
Y	1,000.00	1,049.40	6.27	1,018.75	6.17	1.23
R5	1,000.00	1,049.80	5.71	1,019.29	5.62	1.12

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco Global Low Volatility Equity Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Low Volatility Equity Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Global Equity Income Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The investment process for the fund was adapted to an unconstrained mandate and is expected to underperform when the U.S. dollar strengthens against other currencies and oil prices remain depressed. The Trustees also

18                         Invesco Global Low Volatility Equity Yield Fund

reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

19                         Invesco Global Low Volatility Equity Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	GLVEY-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ■ B: BLIAX ■ C: CLIAX ■ R: RLIAX ■ Y: ALAYX ■ R5: ILAAX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.63%
Class B Shares	6.22
Class C Shares	6.32
Class R Shares	6.49
Class Y Shares	6.77
Class R5 Shares	6.77
S&P 500 Index▼ (Broad Market Index)	3.84
Custom Invesco Income Allocation Index■ (Style-Specific Index)	5.44
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	4.55

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, is comprised of the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays U.S. Universal. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

    The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Income Allocation Fund

Average Annual Total Returns As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	5.08%
10 Years	4.88
5 Years	5.01
1 Year	-0.36

Class B Shares
Inception (10/31/05)	5.05%
10 Years	4.86
5 Years	5.11
1 Year	-0.36

Class C Shares
Inception (10/31/05)	4.86%
10 Years	4.70
5 Years	5.44
1 Year	3.73

Class R Shares
Inception (10/31/05)	5.38%
10 Years	5.23
5 Years	5.97
1 Year	5.16

Class Y Shares
10 Years	5.69%
5 Years	6.49
1 Year	5.69

Class R5 Shares
Inception (10/31/05)	5.90%
10 Years	5.75
5 Years	6.48
1 Year	5.60

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 0.85%, 1.60%, 1.60%, 1.10%, 0.60% and 0.60%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.08%, 1.83%, 1.83%, 1.33%, 0.83% and 0.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.60% for Invesco Income Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2017. See current prospectus for more information.

3                         Invesco Income Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Income Allocation Fund

Schedule of Investments

June 30, 2016

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.34%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Domestic Equity Funds–22.05%
Invesco Diversified Dividend Fund–Class R6	0.00%	$32,421,960	$1,008,441	$(32,964,620)	$(3,212,907)	$2,747,126	$—	—	$—
Invesco Dividend Income Fund–Class R6	14.05%	60,863,967	7,180,916	(4,662,749)	6,285,384	(61,556)	710,071	3,030,299	69,605,962
PowerShares Russell Top 200 Pure Value Portfolio–ETF	8.00%	—	36,537,305	—	3,086,612	—	390,284	1,345,190	39,623,917
Total Domestic Equity Funds		93,285,927	44,726,662	(37,627,369)	6,159,089	2,685,570	1,100,355		109,229,879

Fixed-Income Funds–64.31%
Invesco Core Plus Bond Fund–Class R6	13.83%	60,595,391	11,214,281	(5,856,519)	2,830,630	(276,378)	1,104,392	6,256,384	68,507,405
Invesco Corporate Bond Fund–Class R6	3.96%	34,319,072	3,476,723	(19,080,444)	2,222,626	(1,336,902)	463,836	2,677,742	19,601,075
Invesco Floating Rate Fund–Class R6	6.92%	28,260,269	6,697,823	(1,303,450)	798,794	(174,302)	773,430	4,708,672	34,279,134
Invesco High Yield Fund–Class R6	6.93%	41,458,749	5,153,727	(12,663,643)	1,760,071	(1,361,278)	1,053,423	8,501,888	34,347,626
Invesco International Total Return Fund–Class R6	0.00%	20,054,861	165,763	(20,600,421)	1,871,642	(1,491,845)	—	—	—
Invesco Premium Income Fund–Class R6	9.41%	55,534,477	5,450,477	(16,911,185)	3,834,425	(1,273,344)	1,197,755	4,466,940	46,634,850
Invesco Short Term Bond Fund–Class R6	0.00%	20,195,697	136,682	(20,308,459)	518,846	(542,766)	63,338	—	—
Invesco Quality Income Fund–Class R5(b)	9.38%	—	46,257,325	—	196,890	—	600,063	3,731,262	46,454,215
PowerShares 1-30 Laddered Treasury Portfolio–ETF	3.98%	—	18,961,350	—	752,311	—	114,976	560,662	19,713,661
PowerShares Emerging Markets Sovereign Debt Portfolio–ETF	4.97%	—	22,751,127	—	1,862,687	—	386,016	832,110	24,613,814
PowerShares Variable Rate Preferred Portfolio–ETF	4.93%	—	22,912,709	—	1,510,104	—	395,371	983,601	24,422,813
Total Fixed-Income Funds		260,418,516	143,177,987	(96,724,121)	18,159,026	(6,456,815)	6,152,600		318,574,593

Foreign Equity Funds–6.02%
PowerShares International Dividend Achievers Portfolio–ETF	3.02%	20,029,210	3,680,906	(8,830,776)	2,547,392	(2,482,009)	245,894	1,061,415	14,944,723
Power Shares S&P International Developed Low Voltaility Portfolio–ETF	3.00%	—	13,905,022	—	953,028	—	188,649	497,091	14,858,050
Total Foreign Equity Funds		20,029,210	17,585,928	(8,830,776)	3,500,420	(2,482,009)	434,543		29,802,773

Real Estate Funds–6.96%
Invesco Global Real Estate Income Fund–Class R6	6.96%	—	32,304,715	—	2,180,326	—	534,403	3,781,255	34,485,041
PowerShares Active U.S. Real Estate Fund–ETF	0.00%	28,517,781	2,291,477	(28,604,128)	(2,381,160)	176,030	—	—	—
Total Real Estate Funds		28,517,781	34,596,192	(28,604,128)	(200,834)	176,030	534,403		34,485,041
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $471,735,307)	99.34%	$402,251,434	$240,086,769	$(171,786,394)	$27,617,701	$(6,077,224)	$8,221,901		$492,092,286
OTHER ASSETS LESS LIABILITIES	0.66%								3,256,266
NET ASSETS	100.00%								$495,348,552

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in the Fund shares of exchange–traded funds listed.
(b)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.

Portfolio Composition

Asset Allocations	% of Total Investments as of 6/30/2016
U.S. Equities	22.19%
Fixed Income	64.74
International Equities	6.07
Alternatives	7.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $471,735,307)	$492,092,286
Cash	5,565,908
Receivable for:
Fund shares sold	2,145,660
Fund expenses absorbed	9,910
Investment for trustee deferred compensation and retirement plans	40,496
Other assets	47,679
Total assets	499,901,939

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	3,111,954
Fund shares reacquired	1,102,022
Accrued fees to affiliates	258,215
Accrued trustees’ and officers’ fees and benefits	569
Accrued other operating expenses	36,098
Trustee deferred compensation and retirement plans	44,529
Total liabilities	4,553,387
Net assets applicable to shares outstanding	$495,348,552

Net assets consist of:
Shares of beneficial interest	$484,771,813
Undistributed net investment income	393,056
Undistributed net realized gain (loss)	(10,173,296)
Net unrealized appreciation	20,356,979
$495,348,552

Net Assets:
Class A	$347,080,718
Class B	$2,380,262
Class C	$116,922,111
Class R	$3,811,277
Class Y	$24,262,557
Class R5	$891,627

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	31,035,287
Class B	212,428
Class C	10,443,871
Class R	340,605
Class Y	2,169,753
Class R5	79,717
Class A:
Net asset value per share	$11.18
Maximum offering price per share
(Net asset value of $11.18 ÷ 94.50%)	$11.83
Class B:
Net asset value and offering price per share	$11.21
Class C:
Net asset value and offering price per share	$11.20
Class R:
Net asset value and offering price per share	$11.19
Class Y:
Net asset value and offering price per share	$11.18
Class R5:
Net asset value and offering price per share	$11.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$8,217,147

Expenses:
Administrative services fees	62,490
Custodian fees	4,749
Distribution fees:
Class A	380,531
Class B	12,845
Class C	524,184
Class R	8,515
Transfer agent fees — A, B, C, R and Y	279,649
Transfer agent fees — R5	409
Trustees’ and officers’ fees and benefits	12,179
Registration and filing fees	55,794
Reports to shareholders	18,572
Professional services fees	18,841
Other	12,161
Total expenses	1,390,919
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(465,161)
Net expenses	925,758
Net investment income	7,291,389

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares
Net realized gain (loss) on sales of affiliated underlying fund shares	(6,077,224)
Change in net unrealized appreciation of affiliated underlying fund shares	27,617,701
Net gain from affiliated underlying funds	21,540,477
Net increase in net assets resulting from operations	$28,831,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$7,291,389	$11,279,357
Net realized gain (loss)	(6,077,224)	2,923,703
Change in net unrealized appreciation (depreciation)	27,617,701	(20,265,101)
Net increase (decrease) in net assets resulting from operations	28,831,866	(6,062,041)

Distributions to shareholders from net investment income:
Class A	(5,064,971)	(8,897,636)
Class B	(33,237)	(98,438)
Class C	(1,345,492)	(2,545,325)
Class R	(52,341)	(99,747)
Class Y	(342,584)	(566,538)
Class R5	(14,667)	(41,948)
Total distributions from net investment income	(6,853,292)	(12,249,632)

Distributions to shareholders from net realized gains:
Class A	—	(275,692)
Class B	—	(2,927)
Class C	—	(99,230)
Class R	—	(2,987)
Class Y	—	(16,081)
Class R5	—	(850)
Total distributions from net realized gains	—	(397,767)

Share transactions–net:
Class A	48,995,639	95,725,099
Class B	(635,876)	(1,304,562)
Class C	10,348,203	37,333,874
Class R	580,060	127,270
Class Y	8,631,909	1,297,512
Class R5	3,761	30,033
Net increase in net assets resulting from share transactions	67,923,696	133,209,226
Net increase in net assets	89,902,270	114,499,786

Net assets:
Beginning of period	405,446,282	290,946,496
End of period (includes undistributed net investment income of $393,056 and $(45,041), respectively)	$495,348,552	$405,446,282

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

8                         Invesco Income Allocation Fund

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/

9                         Invesco Income Allocation Fund

asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2017, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00%, respectively, of average daily net assets (the “expense limits”). In determining Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales;

10                         Invesco Income Allocation Fund

(4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $185,103 and reimbursed class level expenses of $195,280, $1,648, $67,250, $2,185, $12,337 and $409 of Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $154,601 in front-end sales commissions from the sale of Class A shares and $2,333, $203 and $4,571 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $949.

11                         Invesco Income Allocation Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2015.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $240,086,769 and $171,786,394, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$18,958,488
Aggregate unrealized (depreciation) of investment securities	(5,279,198)
Net unrealized appreciation of investment securities	$13,679,290

Cost of investments for tax purposes is $478,412,996.

12                         Invesco Income Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	6,671,442	$72,167,636	12,066,509	$133,475,957
Class B	21,312	234,144	49,607	552,721
Class C	2,391,853	25,917,921	5,812,260	64,474,057
Class R	66,078	711,690	78,488	870,330
Class Y	1,126,330	12,118,450	1,046,479	11,629,871
Class R5	17,403	186,638	69,392	777,546

Issued as reinvestment of dividends:
Class A	405,923	4,360,883	733,182	8,065,092
Class B	2,741	29,419	8,488	93,897
Class C	105,381	1,132,893	211,358	2,325,362
Class R	4,868	52,341	9,318	102,727
Class Y	24,733	266,556	37,633	414,299
Class R5	1,344	14,434	3,828	42,301

Automatic conversion of Class B shares to Class A shares:
Class A	65,144	704,127	100,671	1,115,749
Class B	(65,002)	(704,127)	(100,537)	(1,115,749)

Reacquired:
Class A	(2,624,142)	(28,237,007)	(4,257,866)	(46,931,699)
Class B	(18,408)	(195,312)	(75,081)	(835,431)
Class C	(1,551,873)	(16,702,611)	(2,669,671)	(29,465,545)
Class R	(16,986)	(183,971)	(75,840)	(845,787)
Class Y	(348,897)	(3,753,097)	(971,598)	(10,746,658)
Class R5	(18,733)	(197,311)	(72,370)	(789,814)
Net increase in share activity	6,260,511	$67,923,696	12,004,250	$133,209,226

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$10.66	$0.19	$0.51	$0.70	$(0.18)	$—	$(0.18)	$11.18	6.63%	$347,081	0.25	%(e)	0.46	%(e)	3.53	%(e)	39%
Year ended 12/31/15	11.18	0.37	(0.48)	(0.11)	(0.40)	(0.01)	(0.41)	10.66	(1.08)	282,690	0.25		0.48		3.37		1
Year ended 12/31/14	10.69	0.38	0.51	0.89	(0.40)	—	(0.40)	11.18	8.44	199,834	0.25		0.52		3.42		4
Year ended 12/31/13	10.38	0.36	0.31	0.67	(0.36)	—	(0.36)	10.69	6.53	131,485	0.25		0.56		3.39		24
Year ended 12/31/12	9.62	0.40	0.72	1.12	(0.36)	—	(0.36)	10.38	11.83	85,518	0.26		0.63		3.96		20
Year ended 12/31/11	9.64	0.39	(0.05)	0.34	(0.36)	—	(0.36)	9.62	3.54	63,727	0.28		0.65		4.00		11
Class B
Six months ended 06/30/16	10.68	0.15	0.52	0.67	(0.14)	—	(0.14)	11.21	6.32	2,380	1.00	(e)	1.21	(e)	2.78	(e)	39
Year ended 12/31/15	11.19	0.29	(0.48)	(0.19)	(0.31)	(0.01)	(0.32)	10.68	(1.72)	2,903	1.00		1.23		2.62		1
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	—	(0.32)	11.19	7.63	4,357	1.00		1.27		2.67		4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	—	(0.28)	10.70	5.73	5,157	1.00		1.31		2.64		24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	—	(0.28)	10.39	10.98	5,980	1.01		1.38		3.21		20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	—	(0.28)	9.63	2.77	6,592	1.03		1.40		3.25		11
Class C
Six months ended 06/30/16	10.67	0.15	0.52	0.67	(0.14)	—	(0.14)	11.20	6.32	116,922	1.00	(e)	1.21	(e)	2.78	(e)	39
Year ended 12/31/15	11.19	0.29	(0.49)	(0.20)	(0.31)	(0.01)	(0.32)	10.67	(1.81)	101,367	1.00		1.23		2.62		1
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	—	(0.32)	11.19	7.63	68,771	1.00		1.27		2.67		4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	—	(0.28)	10.70	5.73	38,400	1.00		1.31		2.64		24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	—	(0.28)	10.39	10.98	23,814	1.01		1.38		3.21		20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	—	(0.28)	9.63	2.77	20,669	1.03		1.40		3.25		11
Class R
Six months ended 06/30/16	10.67	0.17	0.51	0.68	(0.16)	—	(0.16)	11.19	6.49	3,811	0.50	(e)	0.71	(e)	3.28	(e)	39
Year ended 12/31/15	11.19	0.35	(0.49)	(0.14)	(0.37)	(0.01)	(0.38)	10.67	(1.32)	3,058	0.50		0.73		3.12		1
Year ended 12/31/14	10.69	0.35	0.52	0.87	(0.37)	—	(0.37)	11.19	8.26	3,073	0.50		0.77		3.17		4
Year ended 12/31/13	10.38	0.33	0.31	0.64	(0.33)	—	(0.33)	10.69	6.27	2,046	0.50		0.81		3.14		24
Year ended 12/31/12	9.62	0.38	0.72	1.10	(0.34)	—	(0.34)	10.38	11.55	1,899	0.51		0.88		3.71		20
Year ended 12/31/11	9.65	0.36	(0.06)	0.30	(0.33)	—	(0.33)	9.62	3.18	1,173	0.53		0.90		3.75		11
Class Y
Six months ended 06/30/16	10.66	0.20	0.51	0.71	(0.19)	—	(0.19)	11.18	6.77	24,263	0.00	(e)	0.21	(e)	3.78	(e)	39
Year ended 12/31/15	11.18	0.40	(0.49)	(0.09)	(0.42)	(0.01)	(0.43)	10.66	(0.83)	14,578	0.00		0.23		3.62		1
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	—	(0.43)	11.18	8.71	14,031	0.00		0.27		3.67		4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	—	(0.38)	10.69	6.80	2,697	0.00		0.31		3.64		24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	—	(0.39)	10.38	12.12	2,302	0.01		0.38		4.21		20
Year ended 12/31/11	9.65	0.41	(0.06)	0.35	(0.38)	—	(0.38)	9.62	3.70	1,502	0.03		0.40		4.25		11
Class R5
Six months ended 06/30/16	10.66	0.20	0.51	0.71	(0.19)	—	(0.19)	11.18	6.77	892	0.00	(e)	0.19	(e)	3.78	(e)	39
Year ended 12/31/15	11.18	0.40	(0.49)	(0.09)	(0.42)	(0.01)	(0.43)	10.66	(0.83)	850	0.00		0.20		3.62		1
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	—	(0.43)	11.18	8.71	882	0.00		0.23		3.67		4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	—	(0.38)	10.69	6.80	283	0.00		0.27		3.64		24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	—	(0.39)	10.38	12.12	227	0.01		0.30		4.21		20
Year ended 12/31/11	9.64	0.41	(0.05)	0.36	(0.38)	—	(0.38)	9.62	3.81	27	0.03		0.34		4.25		11

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.60%, 0.62%, 0.62%, 0.60%, 0.65% and 0.65% for the six months ended June 30, 2016 and for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $306,098, $2,583, $105,413, $3,425, $19,338 and $823 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

14                         Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, through June 30, 2016.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,066.30	$1.28	$1,023.62	$1.26	0.25%
B	1,000.00	1,062.20	5.13	1,019.89	5.02	1.00
C	1,000.00	1,063.20	5.13	1,019.89	5.02	1.00
R	1,000.00	1,064.90	2.57	1,022.38	2.51	0.50
Y	1,000.00	1,067.70	0.00	1,024.86	0.00	0.00
R5	1,000.00	1,067.70	0.00	1,024.86	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

15                         Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Income Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

16                         Invesco Income Allocation Fund

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that Invesco Advisers and its affiliates manage two other mutual funds using an investment process substantially similar to the investment process used for the Fund. The Board noted that one of the mutual funds is also a fund of funds and Invesco Advisers does not charge advisory fees and the other fund is an actively managed fund for which Invesco advisers charges an advisory fee. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

17                         Invesco Income Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	INCAL-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco International Allocation Fund
Nasdaq:
A: AINAX ■ B: INABX ■ C: INACX ■ R: RINAX ■ Y: AINYX ■ R5: INAIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.89%
Class B Shares	1.57
Class C Shares	1.57
Class R Shares	1.68
Class Y Shares	2.00
Class R5 Shares	2.10
MSCI All Country World ex-U.S. Index▼ (Broad Market/Style-Specific Index)	-1.02
Lipper International Multi-Cap Core Funds Index■ (Peer Group Index)	-1.91
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.45%, 2.20%, 2.20%,

1.70%, 1.20% and 1.03%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	2.55%
10 Years	0.99
5 Years	-0.83
1 Year	-14.49
Class B Shares
Inception (10/31/05)	2.52%
10 Years	0.96
5 Years	-0.84
1 Year	-14.66
Class C Shares
Inception (10/31/05)	2.33%
10 Years	0.81
5 Years	-0.43
1 Year	-11.09
Class R Shares
Inception (10/31/05)	2.84%
10 Years	1.32
5 Years	0.05
1 Year	-9.82
Class Y Shares
10 Years	1.76%
5 Years	0.56
1 Year	-9.40
Class R5 Shares
Inception (10/31/05)	3.44%
10 Years	1.91
5 Years	0.72
1 Year	-9.17

waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.79% for Invesco International Allocation Fund.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco International Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                             Invesco International Allocation Fund

Schedule of Investments

June 30, 2016

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.36%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Foreign Equity Funds–99.58%
Invesco Developing Markets Fund	5.94%	$6,809,337	$1,748,574	$(1,347,811)	$1,937,165	$(341,650)	$—	302,391	$8,805,615
Invesco Emerging Market Equity Fund(b)	4.47%	6,832,555	481,611	(1,042,750)	726,164	(366,976)	—	994,093	6,630,604
Invesco International Companies Fund(b)	4.96%	—	6,802,211	(417,412)	935,988	32,503	—	685,302	7,353,290
Invesco International Core Equity Fund	17.83%	47,746,358	266,974	(19,311,718)	4,582,801	(6,860,715)	—	2,682,609	26,423,700
Invesco International Growth Fund	17.81%	34,438,155	49,827	(7,487,422)	238,499	(841,310)	—	845,540	26,397,749
Invesco International Small Company Fund	5.89%	15,264,062	51,711	(6,404,344)	1,561,373	(1,738,750)	—	557,374	8,734,052
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	15.10%	—	21,859,128	(384,673)	893,824	22,229	397,529	648,061	22,390,508
PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio–ETF	6.83%	—	9,943,603	(545,210)	677,467	47,386	107,134	392,526	10,123,246
PowerShares FTSE RAFI Emerging Markets Portfolio–ETF	6.31%	—	8,762,034	(1,216,116)	1,650,405	158,867	48,994	575,704	9,355,190
PowerShares International Dividend Achievers Portfolio–ETF	6.96%	41,378,301	1,724,665	(30,860,796)	8,953,928	(10,883,470)	171,267	732,431	10,312,628
PowerShares S&P International Developed Low Volatility Portfolio–ETF	7.48%	—	10,558,723	(275,914)	782,466	18,505	147,731	370,819	11,083,780
Total Foreign Equity Funds		152,468,768	62,249,061	(69,294,166)	22,940,080	(20,753,381)	872,655		147,610,362

Money Market Funds–0.78%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	0.39%	525,450	15,497,523	(15,450,170)	—	—	1,088	572,803	572,803
Premier Portfolio–Institutional Class, 0.40%(c)	0.39%	525,450	15,497,523	(15,450,171)	—	—	974	572,802	572,802
Total Money Market Funds		1,050,900	30,995,046	(30,900,341)	—	—	2,062		1,145,605
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $135,408,625)	100.36%	$153,519,668	$93,244,107	$(100,194,507)	$22,940,080	$(20,753,381)	$874,717		$148,755,967
OTHER ASSETS LESS LIABILITIES	(0.36)%								(538,412)
NET ASSETS	100.00%								$148,217,555

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange- traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition

Asset Class*	% of Total Investments as of 06/30/16
Emerging Markets	17%
Developed Markets	83

*	Excluding money market Funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $135,408,625)	$148,755,967
Cash	873,176
Receivable for:
Fund shares sold	143,158
Dividends from affiliated underlying funds	189
Investment for trustee deferred compensation and retirement plans	54,443
Other assets	28,413
Total assets	149,855,346

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	1,288,827
Fund shares reacquired	139,479
Accrued fees to affiliates	111,961
Accrued trustees’ and officers’ fees and benefits	655
Accrued other operating expenses	35,271
Trustee deferred compensation and retirement plans	61,598
Total liabilities	1,637,791
Net assets applicable to shares outstanding	$148,217,555

Net assets consist of:
Shares of beneficial interest	$251,278,583
Undistributed net investment income	400,105
Undistributed net realized gain (loss)	(116,808,475)
Net unrealized appreciation	13,347,342
$148,217,555

Net Assets:
Class A	$105,547,024
Class B	$1,522,122
Class C	$22,413,372
Class R	$4,993,070
Class Y	$7,706,084
Class R5	$6,035,883

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	10,862,316
Class B	156,984
Class C	2,311,745
Class R	514,130
Class Y	795,190
Class R5	620,583
Class A:
Net asset value per share	$9.72
Maximum offering price per share
(Net asset value of $9.72 ÷ 94.50%)	$10.29
Class B:
Net asset value and offering price per share	$9.70
Class C:
Net asset value and offering price per share	$9.70
Class R:
Net asset value and offering price per share	$9.71
Class Y:
Net asset value and offering price per share	$9.69
Class R5:
Net asset value and offering price per share	$9.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$874,717

Expenses:
Administrative services fees	24,863
Custodian fees	4,117
Distribution fees:
Class A	130,225
Class B	9,374
Class C	112,184
Class R	12,039
Transfer agent fees — A, B, C, R and Y	209,817
Transfer agent fees — R5	2,894
Trustees’ and officers’ fees and benefits	10,587
Registration and filing fees	37,255
Reports to shareholders	16,359
Professional services fees	18,938
Other	10,952
Total expenses	599,604
Less: Expense offset arrangement(s)	(1,489)
Net expenses	598,115
Net investment income	276,602

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares:
Net realized gain (loss) on sales of affiliated underlying fund shares	(20,753,381)
Change in net unrealized appreciation of affiliated underlying fund shares	22,940,080
Net gain from affiliated underlying funds	2,186,699
Net increase in net assets resulting from operations	$2,463,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$276,602	$2,185,735
Net realized gain (loss)	(20,753,381)	(1,723,010)
Change in net unrealized appreciation (depreciation)	22,940,080	(17,190,653)
Net increase (decrease) in net assets resulting from operations	2,463,301	(16,727,928)

Distributions to shareholders from net investment income:
Class A	—	(1,557,579)
Class B	—	(13,100)
Class C	—	(129,408)
Class R	—	(57,615)
Class Y	—	(130,522)
Class R5	—	(114,279)
Total distributions from net investment income	—	(2,002,503)

Share transactions–net:
Class A	(5,078,232)	(6,561,228)
Class B	(828,373)	(2,672,336)
Class C	(1,543,178)	(1,347,346)
Class R	(177,321)	(544,357)
Class Y	187,843	913,228
Class R5	1,097	6,886,888
Net increase (decrease) in net assets resulting from share transactions	(7,438,164)	(3,325,151)
Net increase (decrease) in net assets	(4,974,863)	(22,055,582)

Net assets:
Beginning of period	153,192,418	175,248,000
End of period (includes undistributed net investment income of $400,105 and $123,503, respectively)	$148,217,555	$153,192,418

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publically available.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they

7                         Invesco International Allocation Fund

convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

8                         Invesco International Allocation Fund

D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a

9                         Invesco International Allocation Fund

cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $22,206 in front-end sales commissions from the sale of Class A shares and $409, $267 and $445 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco mutual funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,489.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to

10                         Invesco International Allocation Fund

utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$27,122,541	$—	$27,122,541
December 31, 2017	23,283,288	—	23,283,288
December 31, 2018	9,317,140	—	9,317,140
Not subject to expiration	663,923	9,616,400	10,280,323
	$60,386,892	$9,616,400	$70,003,292

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $62,249,061 and $69,294,166, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,470,761
Aggregate unrealized (depreciation) of investment securities	(27,175,221)
Net unrealized appreciation (depreciation) of investment securities	$(12,704,460)

Cost of investments for tax purposes is $161,460,427.

11                         Invesco International Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	840,580	$7,861,346	1,857,510	$19,514,176
Class B	5,420	49,862	8,517	90,550
Class C	137,298	1,283,549	409,280	4,341,493
Class R	50,490	481,775	115,102	1,220,526
Class Y	194,612	1,864,615	337,200	3,523,977
Class R5	62,372	587,578	816,886	9,039,612

Issued as reinvestment of dividends:
Class A	—	—	150,487	1,444,677
Class B	—	—	1,285	12,364
Class C	—	—	11,950	114,962
Class R	—	—	5,978	57,451
Class Y	—	—	10,895	104,154
Class R5	—	—	11,850	113,637

Automatic conversion of Class B shares to Class A shares:
Class A	65,631	620,815	176,588	1,910,650
Class B	(65,665)	(620,815)	(176,962)	(1,910,650)

Reacquired:
Class A	(1,447,304)	(13,560,393)	(2,798,673)	(29,430,731)
Class B	(28,024)	(257,420)	(80,910)	(864,600)
Class C	(301,747)	(2,826,727)	(552,222)	(5,803,801)
Class R	(70,609)	(659,096)	(172,278)	(1,822,334)
Class Y	(176,916)	(1,676,772)	(260,196)	(2,714,903)
Class R5	(62,614)	(586,481)	(211,820)	(2,266,361)
Net increase (decrease) in share activity	(796,476)	$(7,438,164)	(339,533)	$(3,325,151)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12                         Invesco International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(e)
Class A
Six months ended 06/30/16	$9.54	$0.02	$0.16	$0.18	$—	$9.72	1.89%	$105,547	0.71	%(f)	0.71	%(f)	0.49	%(f)	42%
Year ended 12/31/15	10.69	0.15	(1.16)	(1.01)	(0.14)	9.54	(9.48)	108,787	0.66		0.66		1.37		9
Year ended 12/31/14	11.07	0.16	(0.36)	(0.20)	(0.18)	10.69	(1.78)	128,452	0.63		0.63		1.46		12
Year ended 12/31/13	9.94	0.14	1.15	1.29	(0.16)	11.07	13.02	136,055	0.64		0.64		1.36		8
Year ended 12/31/12	9.07	0.14	1.09	1.23	(0.36)	9.94	13.62	125,566	0.60		0.68		1.42		6
Year ended 12/31/11	10.10	0.20	(1.07)	(0.87)	(0.16)	9.07	(8.57)	123,677	0.43		0.66		1.97		11
Class B
Six months ended 06/30/16	9.56	(0.01)	0.15	0.14	—	9.70	1.46	1,522	1.46	(f)	1.46	(f)	(0.26	)(f)	42
Year ended 12/31/15	10.69	0.07	(1.15)	(1.08)	(0.05)	9.56	(10.08)	2,343	1.41		1.41		0.62		9
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	5,276	1.38		1.38		0.71		12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	8,974	1.39		1.39		0.61		8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	10,606	1.35		1.43		0.67		6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	12,392	1.18		1.41		1.22		11
Class C
Six months ended 06/30/16	9.55	(0.01)	0.16	0.15	—	9.70	1.57	22,413	1.46	(f)	1.46	(f)	(0.26	)(f)	42
Year ended 12/31/15	10.69	0.07	(1.16)	(1.09)	(0.05)	9.55	(10.18)	23,659	1.41		1.41		0.62		9
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	27,874	1.38		1.38		0.71		12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	30,241	1.39		1.39		0.61		8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	27,929	1.35		1.43		0.67		6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	29,727	1.18		1.41		1.22		11
Class R
Six months ended 06/30/16	9.55	0.01	0.15	0.16	—	9.71	1.68	4,993	0.96	(f)	0.96	(f)	0.24	(f)	42
Year ended 12/31/15	10.69	0.12	(1.15)	(1.03)	(0.11)	9.55	(9.65)	5,100	0.91		0.91		1.12		9
Year ended 12/31/14	11.07	0.14	(0.37)	(0.23)	(0.15)	10.69	(2.05)	6,260	0.88		0.88		1.21		12
Year ended 12/31/13	9.94	0.12	1.14	1.26	(0.13)	11.07	12.74	6,412	0.89		0.89		1.11		8
Year ended 12/31/12	9.04	0.11	1.09	1.20	(0.30)	9.94	13.35	5,554	0.85		0.93		1.17		6
Year ended 12/31/11	10.06	0.17	(1.06)	(0.89)	(0.13)	9.04	(8.81)	4,929	0.68		0.91		1.72		11
Class Y
Six months ended 06/30/16	9.50	0.03	0.16	0.19	—	9.69	2.00	7,706	0.46	(f)	0.46	(f)	0.74	(f)	42
Year ended 12/31/15	10.65	0.17	(1.15)	(0.98)	(0.17)	9.50	(9.25)	7,388	0.41		0.41		1.62		9
Year ended 12/31/14	11.03	0.19	(0.36)	(0.17)	(0.21)	10.65	(1.52)	7,345	0.38		0.38		1.71		12
Year ended 12/31/13	9.91	0.17	1.13	1.30	(0.18)	11.03	13.23	7,959	0.39		0.39		1.61		8
Year ended 12/31/12	9.07	0.16	1.09	1.25	(0.41)	9.91	13.90	6,732	0.35		0.43		1.67		6
Year ended 12/31/11	10.10	0.22	(1.06)	(0.84)	(0.19)	9.07	(8.30)	4,396	0.18		0.41		2.22		11
Class R5
Six months ended 06/30/16	9.53	0.04	0.16	0.20	—	9.73	2.10	6,036	0.27	(f)	0.27	(f)	0.93	(f)	42
Year ended 12/31/15	10.68	0.19	(1.15)	(0.96)	(0.19)	9.53	(9.04)	5,915	0.24		0.24		1.79		9
Year ended 12/31/14	11.07	0.23	(0.38)	(0.15)	(0.24)	10.68	(1.35)	42	0.17		0.17		1.92		12
Year ended 12/31/13	9.94	0.19	1.15	1.34	(0.21)	11.07	13.52	1,188	0.18		0.18		1.82		8
Year ended 12/31/12	9.10	0.17	1.11	1.28	(0.44)	9.94	14.09	274	0.21		0.22		1.81		6
Year ended 12/31/11	10.16	0.22	(1.09)	(0.87)	(0.19)	9.10	(8.32)	177	0.18		0.22		2.22		11

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal year ended December 31, 2011.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.79%, 0.81%, 0.88%, 0.88%, 0.88% and 0.88% for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $104,752, $1,885, $22,560, $4,842, $7,262 and $5,816 for Class A, Class B, Class C, Class R, Class Y, and Class R5 shares, respectively.

13                         Invesco International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, through June 30, 2016.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,018.90	$3.56	$1,021.33	$3.57	0.71%
B	1,000.00	1,015.70	7.32	1,017.60	7.32	1.46
C	1,000.00	1,015.70	7.32	1,017.60	7.32	1.46
R	1,000.00	1,016.80	4.81	1,020.09	4.82	0.96
Y	1,000.00	1,020.00	2.31	1,022.58	2.31	0.46
R5	1,000.00	1,021.00	1.36	1,023.52	1.36	0.27

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

14                         Invesco International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco International Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper International Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather

15                         Invesco International Allocation Fund

than directly in individual securities. The Board noted that Invesco does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment in the affiliated money market funds is fair and reasonable.

16                         Invesco International Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                         INTAL-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016
Invesco Mid Cap Core Equity Fund
Nasdaq:
A: GTAGX ■ B: GTABX ■ C: GTACX ■ R: GTARX ■ Y: GTAYX ■ R5: GTAVX ■ R6: GTAFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.31%
Class B Shares	2.90
Class C Shares	2.91
Class R Shares	3.17
Class Y Shares	3.41
Class R5 Shares	3.47
Class R6 Shares	3.51
S&P 500 Index▼ (Broad Market Index)	3.84
Russell Midcap Index▼ (Style-Specific Index)	5.50
Lipper Mid-Cap Core Funds Index¢ (Peer Group Index)	4.02
Source(s): ▼FactSet Research Systems Inc.; ¢Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Mid Cap Core Equity Fund

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (6/9/87)	10.00%
10 Years	5.24
5 Years	4.21
1 Year	-9.93

Class B Shares
Inception (4/1/93)	9.38%
10 Years	5.20
5 Years	4.35
1 Year	-9.77

Class C Shares
Inception (5/3/99)	7.41%
10 Years	5.04
5 Years	4.60
1 Year	-6.27

Class R Shares
Inception (6/3/02)	6.19%
10 Years	5.57
5 Years	5.13
1 Year	-4.92

Class Y Shares
10 Years	6.03%
5 Years	5.65
1 Year	-4.47

Class R5 Shares
Inception (3/15/02)	6.65%
10 Years	6.25
5 Years	5.79
1 Year	-4.34

Class R6 Shares
10 Years	6.02%
5 Years	5.76
1 Year	-4.25

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.21%, 1.96%, 1.96%, 1.46%, 0.96%, 0.83% and 0.74%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.23%, 1.98%, 1.98%, 1.48%, 0.98%, 0.85% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.

3                             Invesco Mid Cap Core Equity Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

4                             Invesco Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–88.60%
Advertising–1.23%
Publicis Groupe S.A. (France)	256,346	$17,363,825

Apparel, Accessories & Luxury Goods–2.90%
Hanesbrands, Inc.	669,585	16,826,671
PVH Corp.	256,991	24,216,262
		41,042,933

Application Software–1.34%
Synopsys, Inc.(b)	350,577	18,959,204

Asset Management & Custody Banks–1.83%
Northern Trust Corp.	389,751	25,824,901

Auto Parts & Equipment–0.78%
Dana Holding Corp.	1,039,332	10,975,346

Automotive Retail–0.70%
Advance Auto Parts, Inc.	61,666	9,967,076

Biotechnology–1.06%
United Therapeutics Corp.(b)	142,005	15,041,170

Brewers–0.78%
Molson Coors Brewing Co.–Class B	109,434	11,067,060

Computer & Electronics Retail–0.94%
GameStop Corp.–Class A	500,345	13,299,170

Construction Machinery & Heavy Trucks–1.06%
Allison Transmission Holdings, Inc.	530,490	14,975,733

Data Processing & Outsourced Services–2.38%
Jack Henry & Associates, Inc.	385,328	33,627,575

Electronic Components–2.70%
Amphenol Corp.–Class A	665,248	38,138,668

Electronic Equipment & Instruments–1.68%
FLIR Systems, Inc.	769,137	23,804,790

Environmental & Facilities Services–2.04%
Republic Services, Inc.	560,945	28,782,088

Health Care Distributors–1.76%
Cardinal Health, Inc.	319,411	24,917,252

Health Care Equipment–1.82%
ResMed Inc.	234,943	14,855,446
Wright Medical Group N.V.(b)	627,089	10,892,536
		25,747,982

Health Care Facilities–0.64%
Tenet Healthcare Corp.(b)	328,561	9,081,426

Homebuilding–2.09%
D.R. Horton, Inc.	936,859	29,492,321

	Shares	Value
Hotels, Resorts & Cruise Lines–0.89%
Norwegian Cruise Line Holdings Ltd.(b)	316,666	$12,615,973

Household Appliances–1.47%
Whirlpool Corp.	125,131	20,851,830

Industrial Machinery–7.81%
Flowserve Corp.	225,440	10,183,125
Kennametal Inc.	657,291	14,532,704
Nordson Corp.	296,317	24,775,064
Parker-Hannifin Corp.	167,559	18,104,750
Stanley Black & Decker Inc.	153,937	17,120,873
Timken Co. (The)	348,107	10,672,961
Xylem, Inc.	338,761	15,125,679
		110,515,156

Insurance Brokers–2.47%
Brown & Brown, Inc.	933,250	34,968,878

IT Consulting & Other Services–1.01%
EPAM Systems, Inc.(b)	222,719	14,323,059

Life & Health Insurance–4.32%
St. James’s Place PLC (United Kingdom)	2,576,830	27,603,000
Torchmark Corp.	542,716	33,550,703
		61,153,703

Life Sciences Tools & Services–1.82%
Agilent Technologies, Inc.	579,820	25,720,815

Marine–0.90%
Kirby Corp.(b)	203,283	12,682,826

Multi-Utilities–3.93%
CMS Energy Corp.	605,966	27,789,601
WEC Energy Group, Inc.	424,599	27,726,314
		55,515,915

Office REIT’s–1.91%
Boston Properties, Inc.	204,973	27,035,939

Oil & Gas Equipment & Services–1.43%
Core Laboratories N.V.	163,660	20,275,837

Oil & Gas Exploration & Production–2.77%
Concho Resources Inc.(b)	158,301	18,880,560
Vermilion Energy, Inc. (Canada)	636,462	20,265,506
		39,146,066

Packaged Foods & Meats–2.40%
JM Smucker Co. (The)	125,446	19,119,225
Mead Johnson Nutrition Co.	162,934	14,786,260
		33,905,485

Paper Packaging–0.95%
Packaging Corp. of America	200,458	13,416,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Core Equity Fund

	Shares	Value
Pharmaceuticals–0.64%
Endo International PLC(b)	582,521	$9,081,502

Property & Casualty Insurance–4.13%
Arch Capital Group Ltd. (Bermuda)(b)	344,696	24,818,112
Progressive Corp. (The)	1,003,588	33,620,198
		58,438,310

Regional Banks–3.12%
First Republic Bank	631,054	44,167,469

Restaurants–0.61%
Bloomin’ Brands, Inc.	486,486	8,693,505

Retail REIT’s–2.14%
General Growth Properties, Inc.	1,014,354	30,248,036

Semiconductor Equipment–1.46%
Teradyne, Inc.	1,050,348	20,681,352

Semiconductors–4.44%
Linear Technology Corp.	734,699	34,185,545
Xilinx, Inc.	619,393	28,572,599
		62,758,144

Specialized Finance–2.58%
Moody’s Corp.	388,766	36,431,262

	Shares	Value
Specialty Chemicals–5.43%
Albemarle Corp.	282,176	$22,379,379
International Flavors & Fragrances Inc.	270,056	34,045,960
Koninklijke DSM N.V. (Netherlands)	351,285	20,350,458
		76,775,797

Specialty Stores–1.58%
Dick’s Sporting Goods, Inc.	495,048	22,306,863

Trucking–0.66%
Hertz Global Holdings, Inc.(b)	840,738	9,306,970
Total Common Stocks & Other Equity Interests (Cost $960,289,397)		1,253,125,866

Money Market Funds–11.42%
Liquid Assets Portfolio–Institutional Class, 0.44%(c)	80,738,955	80,738,955
Premier Portfolio–Institutional Class, 0.40%(c)	80,738,954	80,738,954
Total Money Market Funds (Cost $161,477,909)		161,477,909
TOTAL INVESTMENTS–100.02% (Cost $1,121,767,306)		1,414,603,775
OTHER ASSETS LESS LIABILITIES–(0.02)%		(253,444)
NET ASSETS–100.00%		$1,414,350,331

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2016

Financials	22.5%
Information Technology	15.0
Consumer Discretionary	14.3
Industrials	11.4
Health Care	7.7
Materials	6.4
Energy	4.2
Utilities	3.9
Consumer Staples	3.2
Money Market Funds Plus Other Assets Less Liabilities	11.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $960,289,397)	$1,253,125,866
Investments in affiliated money market funds, at value and cost	161,477,909
Total investments, at value (Cost $1,121,767,306)	1,414,603,775
Foreign currencies, at value (Cost $107,734)	107,088
Receivable for:
Fund shares sold	1,871,681
Dividends	1,853,334
Investment for trustee deferred compensation and retirement plans	419,858
Other assets	89,158
Total assets	1,418,944,894

Liabilities:
Payable for:
Fund shares reacquired	2,888,222
Accrued fees to affiliates	1,140,253
Accrued trustees’ and officers’ fees and benefits	1,658
Accrued other operating expenses	77,178
Trustee deferred compensation and retirement plans	487,252
Total liabilities	4,594,563
Net assets applicable to shares outstanding	$1,414,350,331

Net assets consist of:
Shares of beneficial interest	$1,078,625,117
Undistributed net investment income	3,948,047
Undistributed net realized gain	38,943,712
Net unrealized appreciation	292,833,455
$1,414,350,331

Net Assets:
Class A	$923,277,459
Class B	$12,737,024
Class C	$115,463,045
Class R	$70,560,546
Class Y	$249,047,823
Class R5	$39,745,281
Class R6	$3,519,153

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	42,284,075
Class B	853,576
Class C	7,764,570
Class R	3,339,472
Class Y	11,241,574
Class R5	1,687,456
Class R6	149,042
Class A:
Net asset value per share	$21.84
Maximum offering price per share
(Net asset value of $21.84 ÷ 94.50%)	$23.11
Class B:
Net asset value and offering price per share	$14.92
Class C:
Net asset value and offering price per share	$14.87
Class R:
Net asset value and offering price per share	$21.13
Class Y:
Net asset value and offering price per share	$22.15
Class R5:
Net asset value and offering price per share	$23.55
Class R6:
Net asset value and offering price per share	$23.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $282,071)	$14,020,283
Dividends from affiliated money market funds	368,762
Total investment income	14,389,045

Expenses:
Advisory fees	5,631,532
Administrative services fees	194,680
Custodian fees	30,719
Distribution fees:
Class A	1,134,615
Class B	70,134
Class C	583,815
Class R	177,279
Transfer agent fees — A, B, C, R and Y	2,033,919
Transfer agent fees — R5	20,170
Transfer agent fees — R6	294
Trustees’ and officers’ fees and benefits	21,335
Registration and filing fees	70,268
Reports to shareholders	99,228
Professional services fees	28,549
Other	23,221
Total expenses	10,119,758
Less: Fees waived and expense offset arrangement(s)	(159,855)
Net expenses	9,959,903
Net investment income	4,429,142

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(5,792,442)
Foreign currencies	(40,748)
(5,833,190)
Change in net unrealized appreciation (depreciation) of:
Investment securities	39,683,304
Foreign currencies	(3,202)
39,680,102
Net realized and unrealized gain	33,846,912
Net increase in net assets resulting from operations	$38,276,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$4,429,142	$349,654
Net realized gain (loss)	(5,833,190)	162,199,837
Change in net unrealized appreciation (depreciation)	39,680,102	(243,175,758)
Net increase (decrease) in net assets resulting from operations	38,276,054	(80,626,267)

Distributions to shareholders from net investment income:
Class A	—	(344,313)
Class Y	—	(268,259)
Class R5	—	(16,355)
Class R6	—	(1,115)
Total distributions from net investment income	—	(630,042)

Distributions to shareholders from net realized gains:
Class A	—	(56,605,547)
Class B	—	(1,414,798)
Class C	—	(10,927,259)
Class R	—	(4,758,131)
Class Y	—	(44,102,513)
Class R5	—	(2,688,837)
Class R6	—	(183,250)
Total distributions from net realized gains	—	(120,680,335)

Share transactions–net:
Class A	(41,936,674)	(122,027,477)
Class B	(3,663,807)	(6,813,713)
Class C	(12,416,461)	(38,723,166)
Class R	(7,684,138)	(15,204,300)
Class Y	(497,072,348)	11,203,505
Class R5	(8,143,091)	(99,081,311)
Class R6	140,186	(85,909)
Net increase (decrease) in net assets resulting from share transactions	(570,776,333)	(270,732,371)
Net increase (decrease) in net assets	(532,500,279)	(472,669,015)

Net assets:
Beginning of period	1,946,850,610	2,419,519,625
End of period (includes undistributed net investment income of $3,948,047 and $(481,095), respectively)	$1,414,350,331	$1,946,850,610

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain

9                         Invesco Mid Cap Core Equity Fund

circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco Mid Cap Core Equity Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying

11                         Invesco Mid Cap Core Equity Fund

securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $153,904.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $125,527 in front-end sales commissions from the sale of Class A shares and $3,140, $806 and $1,146 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Mid Cap Core Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,349,286,492	$65,317,283	$—	$1,414,603,775

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,951.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2015.

13                         Invesco Mid Cap Core Equity Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $105,382,237 and $597,443,153, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$358,997,129
Aggregate unrealized (depreciation) of investment securities	(77,476,747)
Net unrealized appreciation of investment securities	$281,520,382

Cost of investments for tax purposes is $1,133,083,393.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	2,563,911	$53,798,802	4,716,775	$111,062,198
Class B	6,946	101,522	22,516	361,880
Class C	367,530	5,290,949	726,403	12,026,625
Class R	311,204	6,338,353	710,938	16,325,141
Class Y	2,623,455	55,731,443	6,544,999	156,803,493
Class R5	151,284	3,416,737	619,275	15,636,914
Class R6	17,069	388,622	17,368	434,817

Issued as reinvestment of dividends:
Class A	—	—	2,584,533	54,456,084
Class B	—	—	94,869	1,371,811
Class C	—	—	728,039	10,491,034
Class R	—	—	232,807	4,753,928
Class Y	—	—	2,048,839	43,742,712
Class R5	—	—	118,144	2,679,520
Class R6	—	—	8,089	183,799

Automatic conversion of Class B shares to Class A shares:
Class A	107,196	2,263,806	190,041	4,496,641
Class B	(156,598)	(2,263,806)	(269,195)	(4,496,641)

Reacquired:
Class A	(4,656,349)	(97,999,282)	(12,351,903)	(292,042,400)
Class B	(105,123)	(1,501,523)	(243,980)	(4,050,763)
Class C	(1,234,659)	(17,707,410)	(3,664,872)	(61,240,825)
Class R	(693,928)	(14,022,491)	(1,572,108)	(36,283,369)
Class Y	(26,107,258)	(552,803,791)	(7,915,270)	(189,342,700)
Class R5	(510,646)	(11,559,828)	(4,512,313)	(117,397,745)
Class R6	(10,954)	(248,436)	(27,703)	(704,525)
Net increase (decrease) in share activity	(27,326,920)	$(570,776,333)	(11,193,709)	$(270,732,371)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Mid Cap Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/16	$21.14	$0.06		$0.64	$0.70	$—	$—	$—	$21.84	3.31%	$923,277	1.24	%(d)	1.26	%(d)	0.54	%(d)	7%
Year ended 12/31/15	23.52	(0.01)		(1.01)	(1.02)	(0.01)	(1.35)	(1.36)	21.14	(4.33)	935,951	1.19		1.21		(0.02)		54
Year ended 12/31/14	25.20	0.04		1.01	1.05	(0.00)	(2.73)	(2.73)	23.52	4.51	1,155,635	1.17		1.19		0.17		35
Year ended 12/31/13	21.37	(0.01)		6.15	6.14	—	(2.31)	(2.31)	25.20	29.19	1,378,888	1.16		1.19		(0.04)		33
Year ended 12/31/12	21.02	0.12	(e)	2.03	2.15	(0.12)	(1.68)	(1.80)	21.37	10.38	1,352,886	1.17		1.20		0.55	(e)	61
Year ended 12/31/11	23.17	(0.02)		(1.42)	(1.44)	—	(0.71)	(0.71)	21.02	(6.24)	1,554,838	1.16		1.19		(0.09)		57
Class B
Six months ended 06/30/16	14.50	(0.02)		0.44	0.42	—	—	—	14.92	2.90	12,737	1.99	(d)	2.01	(d)	(0.21	)(d)	7
Year ended 12/31/15	16.70	(0.13)		(0.72)	(0.85)	—	(1.35)	(1.35)	14.50	(5.08)	16,074	1.94		1.96		(0.77)		54
Year ended 12/31/14	18.81	(0.11)		0.73	0.62	—	(2.73)	(2.73)	16.70	3.74	25,115	1.92		1.94		(0.58)		35
Year ended 12/31/13	16.55	(0.15)		4.72	4.57	—	(2.31)	(2.31)	18.81	28.20	33,795	1.91		1.94		(0.79)		33
Year ended 12/31/12	16.66	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.55	9.60	36,795	1.92		1.95		(0.20	)(e)	61
Year ended 12/31/11	18.66	(0.16)		(1.13)	(1.29)	—	(0.71)	(0.71)	16.66	(6.95)	55,166	1.91		1.94		(0.84)		57
Class C
Six months ended 06/30/16	14.45	(0.02)		0.44	0.42	—	—	—	14.87	2.91	115,463	1.99	(d)	2.01	(d)	(0.21	)(d)	7
Year ended 12/31/15	16.64	(0.13)		(0.71)	(0.84)	—	(1.35)	(1.35)	14.45	(5.04)	124,748	1.94		1.96		(0.77)		54
Year ended 12/31/14	18.76	(0.11)		0.72	0.61	—	(2.73)	(2.73)	16.64	3.69	180,461	1.92		1.94		(0.58)		35
Year ended 12/31/13	16.51	(0.15)		4.71	4.56	—	(2.31)	(2.31)	18.76	28.21	202,919	1.91		1.94		(0.79)		33
Year ended 12/31/12	16.62	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.51	9.62	190,302	1.92		1.95		(0.20	)(e)	61
Year ended 12/31/11	18.62	(0.16)		(1.13)	(1.29)	—	(0.71)	(0.71)	16.62	(6.97)	220,772	1.91		1.94		(0.84)		57
Class R
Six months ended 06/30/16	20.48	0.03		0.62	0.65	—	—	—	21.13	3.17	70,561	1.49	(d)	1.51	(d)	0.29	(d)	7
Year ended 12/31/15	22.88	(0.06)		(0.99)	(1.05)	—	(1.35)	(1.35)	20.48	(4.58)	76,246	1.44		1.46		(0.27)		54
Year ended 12/31/14	24.65	(0.02)		0.98	0.96	—	(2.73)	(2.73)	22.88	4.24	99,552	1.42		1.44		(0.08)		35
Year ended 12/31/13	21.00	(0.07)		6.03	5.96	—	(2.31)	(2.31)	24.65	28.85	124,622	1.41		1.44		(0.29)		33
Year ended 12/31/12	20.66	0.07	(e)	2.00	2.07	(0.05)	(1.68)	(1.73)	21.00	10.17	125,474	1.42		1.45		0.30	(e)	61
Year ended 12/31/11	22.85	(0.08)		(1.40)	(1.48)	—	(0.71)	(0.71)	20.66	(6.51)	165,812	1.41		1.44		(0.34)		57
Class Y
Six months ended 06/30/16	21.42	0.08		0.65	0.73	—	—	—	22.15	3.41	249,048	0.99	(d)	1.01	(d)	0.79	(d)	7
Year ended 12/31/15	23.76	0.05		(1.03)	(0.98)	(0.01)	(1.35)	(1.36)	21.42	(4.12)	743,988	0.94		0.96		0.23		54
Year ended 12/31/14	25.44	0.11		1.01	1.12	(0.07)	(2.73)	(2.80)	23.76	4.76	808,895	0.92		0.94		0.42		35
Year ended 12/31/13	21.50	0.05		6.20	6.25	—	(2.31)	(2.31)	25.44	29.53	653,577	0.91		0.94		0.21		33
Year ended 12/31/12	21.14	0.18	(e)	2.04	2.22	(0.18)	(1.68)	(1.86)	21.50	10.68	469,510	0.92		0.95		0.80	(e)	61
Year ended 12/31/11	23.25	0.04		(1.44)	(1.40)	—	(0.71)	(0.71)	21.14	(6.05)	175,773	0.91		0.94		0.16		57
Class R5
Six months ended 06/30/16	22.76	0.11		0.68	0.79	—	—	—	23.55	3.47	39,745	0.83	(d)	0.85	(d)	0.95	(d)	7
Year ended 12/31/15	25.11	0.09		(1.08)	(0.99)	(0.01)	(1.35)	(1.36)	22.76	(3.94)	46,584	0.81		0.83		0.36		54
Year ended 12/31/14	26.73	0.15		1.07	1.22	(0.11)	(2.73)	(2.84)	25.11	4.88	146,211	0.81		0.83		0.53		35
Year ended 12/31/13	22.47	0.08		6.49	6.57	—	(2.31)	(2.31)	26.73	29.68	220,321	0.81		0.83		0.31		33
Year ended 12/31/12	22.03	0.22	(e)	2.12	2.34	(0.22)	(1.68)	(1.90)	22.47	10.78	253,815	0.80		0.83		0.92	(e)	61
Year ended 12/31/11	24.15	0.07		(1.48)	(1.41)	—	(0.71)	(0.71)	22.03	(5.87)	339,807	0.79		0.82		0.28		57
Class R6
Six months ended 06/30/16	22.81	0.12		0.68	0.80	—	—	—	23.61	3.51	3,519	0.75	(d)	0.77	(d)	1.03	(d)	7
Year ended 12/31/15	25.14	0.11		(1.08)	(0.97)	(0.01)	(1.35)	(1.36)	22.81	(3.85)	3,260	0.72		0.74		0.45		54
Year ended 12/31/14	26.76	0.17		1.07	1.24	(0.13)	(2.73)	(2.86)	25.14	4.97	3,650	0.72		0.74		0.62		35
Year ended 12/31/13	22.48	0.11		6.48	6.59	—	(2.31)	(2.31)	26.76	29.75	4,243	0.72		0.74		0.40		33
Year ended 12/31/12(f)	24.00	0.07	(e)	0.31	0.38	(0.22)	(1.68)	(1.90)	22.48	1.75	9	0.67	(g)	0.70	(g)	1.05	(e)(g)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $912,680, $14,104, $117,405, $71,301, $467,481, $40,582 and $3,362 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes a special cash dividend received of $1.00 per share owned of Tellabs Inc. on December 24, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.08 and 0.38%, $(0.07) and (0.37)%, $(0.07) and (0.37)%, $0.03 and 0.13%, $0.14 and 0.63%, $0.18 and 0.75%, $0.03 and 0.88%, for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for class R6 shares.
(g)	Annualized.

15                         Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,033.10	$6.27	$1,018.70	$6.22	1.24%
B	1,000.00	1,029.00	10.04	1,014.97	9.97	1.99
C	1,000.00	1,029.10	10.04	1,014.97	9.97	1.99
R	1,000.00	1,031.70	7.53	1,017.45	7.47	1.49
Y	1,000.00	1,034.10	5.01	1,019.94	4.97	0.99
R5	1,000.00	1,034.70	4.20	1,020.74	4.17	0.83
R6	1,000.00	1,035.10	3.79	1,021.13	3.77	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16                         Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Mid Cap Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that a new co-chief investment officer had been named to the portfolio management team. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

17                         Invesco Mid Cap Core Equity Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

18                         Invesco Mid Cap Core Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 MCCE-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Multi-Asset Inflation Fund
Nasdaq:
A: MIZAX ■ C: MIZCX ■ R: MIZRX ■ Y: MIZYX ■ R5: MIZFX ■ R6: MIZSX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.06%
Class C Shares	9.71
Class R Shares	9.94
Class Y Shares	10.17
Class R5 Shares	10.17
Class R6 Shares	10.17
Barclays 1-3 Month Treasury Bill Index▼ (Broad Market Index)	0.12
US Consumer Price Index■ (Style-Specific Index)	1.91
Lipper Flexible Portfolio Funds Index■ (Peer Group Index)	2.90
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays 1-3 Month Treasury Bill Index is an unmanaged index considered representative of short-term US government debt instruments.     The US Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

    The Lipper Flexible Portfolio Funds Index is an unmanaged index considered representative of flexible portfolio funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 70.31%, 71.06%, 70.56%, 70.06%,

70.03% and 70.03%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (10/14/14)	-6.65%
1 Year	-7.71

Class C Shares
Inception (10/14/14)	-4.22%
1 Year	-4.08

Class R Shares
Inception (10/14/14)	-3.74%
1 Year	-2.60

Class Y Shares
Inception (10/14/14)	-3.25%
1 Year	-2.17

Class R5 Shares
Inception (10/14/14)	-3.25%
1 Year	-2.17

Class R6 Shares
Inception (10/14/14)	-3.25%
1 Year	-2.17

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.66% for Invesco Multi-Asset Inflation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2017. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Multi-Asset Inflation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                         Invesco Multi-Asset Inflation Fund

Schedule of Investments

June 30, 2016

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.11%(a)

	% of Net Assets 06/30/16	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/16	Value 06/30/16
Alternative Funds–7.66%
PowerShares DB Oil Fund–ETF(b)	7.66%	$40,942	$17,050	$(11,994)	$7,522	$(6,822)	$—	5,098	$46,698

Asset Allocation Funds–9.23%
Invesco Balanced-Risk Commodity Strategy Fund–Class R6(b)	9.23%	32,109	21,086	(3,769)	7,421	(556)	—	7,797	56,291

Domestic Equity Funds–18.11%
Invesco Energy Fund–Class R5	11.28%	35,890	30,367	(6,435)	10,264	(1,318)	—	2,557	68,768
iShares U.S. Consumer Goods ETF(c)	6.83%	23,501	18,927	(3,032)	2,169	76	385	361	41,641
Total Domestic Equity Funds		59,391	49,294	(9,467)	12,433	(1,242)	385		110,409

Fixed-Income Funds–33.14%
Invesco Emerging Markets Flexible Bond Fund–Class R6(d)	1.90%	16,997	2,706	(8,114)	208	(193)	286	1,796	11,604
Invesco Floating Rate Fund–Class R6	4.66%	21,491	7,524	(1,032)	533	(100)	595	3,903	28,416
Invesco High Yield Fund–Class R6	4.28%	18,778	6,737	—	559	—	642	6,454	26,074
Invesco Short Duration Inflation Protected Fund–Class R6	14.42%	—	93,011	(6,769)	1,643	5	397	8,253	87,890
Invesco U.S. Government Fund–Class R5	6.00%	33,517	10,483	(8,551)	1,102	12	334	3,992	36,563
Invesco Quality Income Fund–Class R5(e)	1.88%	17,595	2,833	(9,170)	330	(88)	242	924	11,500
iShares TIPS Bond ETF(c)	0.00%	64,382	—	(64,813)	1,824	(1,393)	—	—	—
PowerShares Fundamental Investment Grade Corporate Bond Portfolio–ETF	0.00%	8,932	—	(9,156)	95	129	60	—	—
Total Fixed-Income Funds		181,692	123,294	(107,605)	6,294	(1,628)	2,556		202,047

Foreign Equity Funds–22.40%
Invesco Global Health Care Fund–Class Y(b)	7.55%	35,340	16,032	(1,995)	(2,768)	(557)	—	1,316	46,052
Invesco Global Infrastructure Fund–Class R6	6.55%	20,292	16,516	(1,108)	4,239	(39)	254	4,055	39,900
Invesco Gold & Precious Metals Fund–Class Y(b)	6.36%	26,914	5,784	(13,752)	20,508	(655)	—	7,003	38,799
Invesco International Growth Fund–Class R6	1.94%	18,681	3,139	(9,632)	372	(747)	—	378	11,813
Total Foreign Equity Funds		101,227	41,471	(26,487)	22,351	(1,998)	254		136,564

Real Estate Funds–6.71%
Invesco Global Real Estate Fund–Class R6	6.71%	17,368	22,296	(1,088)	2,271	26	320	3,078	40,873

Money Market Funds–2.86%
Liquid Assets Portfolio–Institutional Class, 0.44%(f)	1.43%	3,189	124,688	(119,165)	—	—	12	8,712	8,712
Premier Portfolio–Institutional Class, 0.40%(f)	1.43%	3,189	124,688	(119,165)	—	—	11	8,712	8,712
Total Money Market Funds		6,378	249,376	(238,330)	—	—	23		17,424
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $613,115)	100.11%	$439,107	$523,867	$(398,740)	$58,292	$(12,220)	$3,538		$610,306
OTHER ASSETS LESS LIABILITIES	(0.11)%								(682)
NET ASSETS	100.00%								$609,624

Investment Abbreviations:

ETF	– Exchange Traded Fund
TIPS	– Treasury Inflation Protected Securities

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Multi-Asset Inflation Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in the Fund shares of exchange-traded funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	Effective February 26, 2016, Invesco Emerging Market Local Currency Debt Fund was renamed as Invesco Emerging Markets Flexible Bond Fund.
(e)	Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed as Invesco Quality Income Fund.
(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition*

By fund type, based

on total investments

Equity Funds	40.3%
Fixed Income Funds	33.1
Exchange-Traded Funds	14.5
Alternative Funds	9.2
Money Market Funds	2.9

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Multi-Asset Inflation Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in affiliated and unaffiliated underlying funds, at value (Cost $613,115)	$610,306
Receivable for:
Dividends — affiliated underlying funds	347
Fund expenses absorbed	236
Investment for trustee deferred compensation and retirement plans	2,408
Other assets	23,434
Total assets	636,731

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	342
Accrued trustees’ and officers’ fees and benefits	559
Accrued other operating expenses	23,798
Trustee deferred compensation and retirement plans	2,408
Total liabilities	27,107
Net assets applicable to shares outstanding	$609,624

Net assets consist of:
Shares of beneficial interest	$631,375
Undistributed net investment income	9,417
Undistributed net realized gain (loss)	(28,359)
Net unrealized appreciation (depreciation)	(2,809)
$609,624

Net Assets:
Class A	$310,923
Class C	$48,540
Class R	$9,191
Class Y	$222,530
Class R5	$9,220
Class R6	$9,220

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	33,833
Class C	5,306
Class R	1,001
Class Y	24,156
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.19
Maximum offering price per share
(Net asset value of $9.19 ÷ 94.50%)	$9.72
Class C:
Net asset value and offering price per share	$9.15
Class R:
Net asset value and offering price per share	$9.18
Class Y:
Net asset value and offering price per share	$9.21
Class R5:
Net asset value and offering price per share	$9.21
Class R6:
Net asset value and offering price per share	$9.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Multi-Asset Inflation Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends from affiliated and unaffiliated underlying funds	$3,538

Expenses:
Advisory fees	361
Administrative services fees	24,863
Custodian fees	3,385
Distribution fees:
Class A	276
Class C	102
Class R	21
Transfer agent fees — A, C, R and Y	777
Transfer agent fees — R5	4
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	9,594
Registration and filing fees	31,783
Reports to shareholders	5,463
Professional services fees	18,658
Other	5,301
Total expenses	100,592
Less: Fees waived and expenses reimbursed	(99,089)
Net expenses	1,503
Net investment income	2,035

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated and unaffiliated underlying fund shares	(12,220)
Change in net unrealized appreciation of affiliated and unaffiliated underlying fund shares	58,292
Net gain from affiliated and unaffiliated underlying funds	46,072
Net increase in net assets resulting from operations	$48,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Multi-Asset Inflation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$2,035	$3,284
Net realized gain (loss)	(12,220)	(12,086)
Change in net unrealized appreciation (depreciation)	58,292	(43,596)
Net increase (decrease) in net assets resulting from operations	48,107	(52,398)

Distributions to shareholders from net investment income:
Class A	—	(2,117)
Class C	—	(94)
Class R	—	(84)
Class Y	—	(3,225)
Class R5	—	(121)
Class R6	—	(121)
Total distributions from net investment income	—	(5,762)

Share transactions–net:
Class A	116,225	86,977
Class C	30,546	8,429
Class Y	(23,779)	115,597
Net increase in net assets resulting from share transactions	122,992	211,003
Net increase in net assets	171,099	152,843

Net assets:
Beginning of period	438,525	285,682
End of period (includes undistributed net investment income of $9,417 and $7,382, respectively)	$609,624	$438,525

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Multi-Asset Inflation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations or the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

8                         Invesco Multi-Asset Inflation Fund

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

9                         Invesco Multi-Asset Inflation Fund

D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 9.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2017, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.66% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees and reimbursed fund level expenses of $98,304 and reimbursed class level expenses of $370, $34, $14, $359, $4 and $4 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

10                         Invesco Multi-Asset Inflation Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $253 in front-end sales commissions from the sale of Class A shares.

The underlying Invesco funds pay no distribution fees for Class Y and Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

11                         Invesco Multi-Asset Inflation Fund

The Fund had a capital loss carryforward as of December 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,584	$—	$4,584

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $274,491 and $160,410, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,848
Aggregate unrealized (depreciation) of investment securities	(30,821)
Net unrealized appreciation (depreciation) of investment securities	$(4,973)

Cost of investments for tax purposes is $615,279.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	15,297	$133,191	10,350	$96,098
Class C	3,416	30,576	997	9,377
Class Y	—	—	12,025	113,639

Issued as reinvestment of dividends:
Class A	—	—	124	1,033
Class C	—	—	5	44
Class Y	—	—	234	1,958

Reacquired:
Class A	(2,109)	(16,966)	(1,061)	(10,154)
Class C	(4)	(30)	(109)	(992)
Class Y	(2,797)	(23,779)	—	—
Net increase in share activity	13,803	$122,992	22,565	$211,003

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 58% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

12                         Invesco Multi-Asset Inflation Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/16	$8.35	$0.03	$0.81	$0.84	$—	$9.19	10.06%	$311	0.71	%(e)	41.90	%(e)	0.76	%(e)	33%
Year ended 12/31/15	9.54	0.06	(1.15)	(1.09)	(0.10)	8.35	(11.39)	172	0.73		69.65		0.68		34
Year ended 12/31/14(f)	10.00	0.04	(0.40)	(0.36)	(0.10)	9.54	(3.55)	107	0.73	(g)	124.07	(g)	1.81	(g)	3
Class C
Six months ended 06/30/16	8.34	0.00	0.81	0.81	—	9.15	9.71	49	1.46	(e)	42.65	(e)	0.01	(e)	33
Year ended 12/31/15	9.55	(0.01)	(1.15)	(1.16)	(0.05)	8.34	(12.15)	16	1.48		70.40		(0.07)		34
Year ended 12/31/14(f)	10.00	0.02	(0.38)	(0.36)	(0.09)	9.55	(3.61)	10	1.48	(g)	124.82	(g)	1.06	(g)	3
Class R
Six months ended 06/30/16	8.35	0.02	0.81	0.83	—	9.18	9.94	9	0.96	(e)	42.15	(e)	0.51	(e)	33
Year ended 12/31/15	9.54	0.04	(1.15)	(1.11)	(0.08)	8.35	(11.60)	8	0.98		69.90		0.43		34
Year ended 12/31/14(f)	10.00	0.03	(0.39)	(0.36)	(0.10)	9.54	(3.60)	10	0.98	(g)	124.32	(g)	1.56	(g)	3
Class Y
Six months ended 06/30/16	8.36	0.04	0.81	0.85	—	9.21	10.17	223	0.46	(e)	41.65	(e)	1.01	(e)	33
Year ended 12/31/15	9.55	0.09	(1.16)	(1.07)	(0.12)	8.36	(11.20)	225	0.48		69.40		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.38)	(0.34)	(0.11)	9.55	(3.39)	140	0.48	(g)	123.82	(g)	2.06	(g)	3
Class R5
Six months ended 06/30/16	8.36	0.04	0.81	0.85	—	9.21	10.17	9	0.46	(e)	41.42	(e)	1.01	(e)	33
Year ended 12/31/15	9.54	0.09	(1.15)	(1.06)	(0.12)	8.36	(11.11)	8	0.48		69.37		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.39)	(0.35)	(0.11)	9.54	(3.49)	10	0.48	(g)	122.66	(g)	2.06	(g)	3
Class R6
Six months ended 06/30/16	8.36	0.04	0.81	0.85	—	9.21	10.17	9	0.46	(e)	41.42	(e)	1.01	(e)	33
Year ended 12/31/15	9.54	0.09	(1.15)	(1.06)	(0.12)	8.36	(11.11)	8	0.48		69.37		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.39)	(0.35)	(0.11)	9.54	(3.49)	10	0.48	(g)	122.66	(g)	2.06	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66%, 0.66% and 0.62% for the six months ended June 30, 2016, the year ended December 31, 2015 and the period October 14, 2014 (commencement date) through December 31, 2014, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $222, $20, $9, $216, $9 and $9 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 14, 2014.
(g)	Annualized.

13                         Invesco Multi-Asset Inflation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016, through June 30, 2016.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,100.60	$3.71	$1,021.33	$3.57	0.71%
C	1,000.00	1,097.10	7.61	1,017.60	7.32	1.46
R	1,000.00	1,099.40	5.01	1,020.09	4.82	0.96
Y	1,000.00	1,101.70	2.40	1,022.58	2.31	0.46
R5	1,000.00	1,101.70	2.40	1,022.58	2.31	0.46
R6	1,000.00	1,101.70	2.40	1,022.58	2.31	0.46

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

14                         Invesco Multi-Asset Inflation Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940, as amended, to approve annually the Invesco Multi-Asset Inflation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board noted that the Fund recently began operations and that comparative performance data for only the past calendar year was available. The Board compared the Fund’s performance during the past calendar year to the performance of funds in the Broadridge performance universe and against the Lipper Flexible Portfolio Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period. Invesco Advisers noted that performance had been hurt by allocations to the

15                         Invesco Multi-Asset Inflation Fund

energy sector. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The

Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers operated at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that the Fund had not been in operation long enough to become profitable and that Invesco Advisers was continuing to take entrepreneurial risk in operating the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

16                         Invesco Multi-Asset Inflation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                        MAI-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Quality Income Fund
Effective June 20, 2016, Invesco U.S. Mortgage Fund was renamed Invesco Quality Income Fund.
Nasdaq:
A: VKMGX ■ B: VUSBX ■ C: VUSCX ■ Y: VUSIX ■ R5: VUSJX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Distribution Information
21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.39%
Class B Shares	3.01
Class C Shares	2.93
Class Y Shares	3.51
Class R5 Shares	3.55
The BofA Merrill Lynch 1-10 Year Treasury Index▼ (Broad Market Index)	3.59
Barclays U.S. Mortgage-Backed Securities Index▼ (Style-Specific Index)	3.10
Source(s): ▼FactSet Research Systems Inc.

The BofA Merrill Lynch 1-10 Year Treasury Index tracks the performance of US Treasury securities with maturities of one to 9.99 years.

    The Barclays U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco Quality Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Quality Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 0.96%, 1.72%, 1.72%, 0.72% and 0.68%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0%

Average Annual Total Returns
As of 6/30/16, including maximum applicable sales charges
Class A Shares
Inception (5/31/84)	6.45%
10 Years	3.51
5 Years	2.41
1 Year	-0.07
Class B Shares
Inception (8/24/92)	4.42%
10 Years	3.33
5 Years	2.20
1 Year	-1.40
Class C Shares
Inception (8/13/93)	3.70%
10 Years	3.17
5 Years	2.51
1 Year	2.60
Class Y Shares
Inception (9/25/06)	4.03%
5 Years	3.57
1 Year	4.63
Class R5 Shares
10 Years	4.14%
5 Years	3.59
1 Year	4.71

at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Quality Income Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

3                             Invesco Quality Income Fund

Schedule of Investments

June 30, 2016

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–98.50%
Collateralized Mortgage Obligations–18.56%
Fannie Mae Grantor Trust 7.50%, 01/19/2039	$396,714	$456,611
Fannie Mae Interest STRIPS, IO,
6.50%, 10/25/2024	217,364	31,612
8.00%, 05/25/2030	888,118	200,846
7.50%, 01/25/2032	313,747	55,805
Fannie Mae REMICs,
2.00%, 06/25/2019	287,128	288,919
7.00%, 09/25/2032	322,810	375,718
6.58%, 06/25/2039(a)	1,211,226	1,435,673
0.75%, 04/25/2043(a)	9,382,251	9,325,693
3.50%, 09/25/2044	5,819,733	6,265,506
3.00%, 05/25/2045	2,196,174	2,296,913
0.95%, 05/25/2046(a)	5,879,939	5,896,924
Fannie Mae REMICs, IO,
4.50%, 11/25/2023	4,278,320	128,617
3.00%, 10/25/2026 to 02/25/2028	26,637,468	2,355,520
8.00%, 08/18/2027 to 09/18/2027	1,093,109	256,219
6.00%, 05/25/2033	44,600	10,789
7.00%, 05/25/2033	954,078	244,132
3.50%, 08/25/2042	1,907,932	252,837
1.85%, 03/25/2043(a)	18,586,544	1,352,513
1.88%, 04/25/2045(a)	21,851,817	1,500,114
1.69%, 02/25/2056(a)	30,874,699	1,746,400
Freddie Mac REMICs,
4.50%, 06/15/2018	87,963	90,335
3.00%, 10/15/2018 to 03/15/2035	3,361,912	3,532,583
0.89%, 10/15/2036(a)	2,457,862	2,463,685
0.99%, 10/15/2036(a)	1,860,530	1,869,970
0.83%, 08/15/2038(a)	2,843,588	2,825,130
0.94%, 11/15/2041(a)	5,000,000	4,995,312
0.74%, 10/15/2043(a)	8,178,898	8,143,002
Freddie Mac REMICs, IO,
3.00%, 09/15/2025	5,516,691	273,942
2.50%, 09/15/2027	3,748,385	280,062
1.89%, 04/15/2038(a)	12,664,118	851,866
1.71%, 11/15/2038(a)	20,274,242	1,363,690
1.84%, 11/15/2038(a)	21,772,307	1,456,726
1.86%, 02/15/2039(a)	11,395,288	933,491
1.91%, 12/15/2039(a)	37,529,213	2,823,319
1.94%, 12/15/2039(a)	23,465,517	1,789,340
2.06%, 10/15/2040(a)	36,193,998	2,930,016
4.00%, 12/15/2041	2,686,501	256,107
Freddie Mac REMICs, PO, 1.24%, 01/15/2024	242,796	241,923
Freddie Mac STRIPS, 0.81%, 10/15/2037(a)	5,046,811	5,021,838

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	$1,435,218	$398,651
Freddie Mac Structured Pass Through Securities 6.50%, 02/25/2043	2,247,019	2,734,609
Freddie Mac Whole Loan Securities Trust 3.00%, 09/25/2045	2,478,651	2,531,638
Ginnie Mae REMICs,
5.87%, 01/20/2039(a)	2,401,208	2,743,134
4.49%, 07/20/2041(a)	3,505,775	3,819,406
1.95%, 09/20/2041(a)	2,973,935	3,104,641
2.50%, 10/20/2043	1,068,865	1,007,961
0.70%, 09/20/2045(a)	9,808,621	9,787,413
3.00%, 10/20/2045 to 01/20/2046	8,591,125	8,790,669
Ginnie Mae REMICs, IO,
1.59%, 09/20/2064(a)	6,995,040	620,810
1.63%, 11/20/2064(a)	4,569,788	435,558
1.69%, 12/20/2064(a)	12,060,620	1,145,759
		113,739,947

Federal Home Loan Mortgage Corp. (FHLMC)–22.90%
Pass Through Ctfs.,
8.50%, 01/01/2017 to 08/01/2031	392,203	500,649
5.00%, 10/01/2018 to 06/01/2040	9,257,062	10,289,395
3.50%, 08/01/2026 to 09/01/2045	10,691,559	11,370,320
6.50%, 05/01/2028 to 08/01/2033	613,294	705,088
6.00%, 03/01/2029	5,275	6,083
2.50%, 02/01/2031	5,229,982	5,415,863
8.00%, 08/01/2032	289,876	366,018
7.50%, 05/01/2035	462,782	585,797
5.50%, 12/01/2036	367,637	412,990
4.50%, 05/01/2038 to 02/01/2042	25,749,689	28,318,558
5.35%, 07/01/2038 to 10/17/2038	3,143,677	3,599,579
5.80%, 10/01/2038 to 01/20/2039	1,550,929	1,797,026
5.45%, 11/25/2038	2,827,323	3,226,443
4.00%, 06/01/2042	6,348,136	6,924,575
Pass Through Ctfs., ARM,
2.90%, 07/01/2036(a)	2,530,733	2,678,035
3.04%, 02/01/2037(a)	248,047	264,362
3.21%, 03/01/2037(a)	1,066,357	1,139,688
3.07%, 05/01/2037(a)	1,232,902	1,311,539
2.89%, 11/01/2037(a)	2,711,739	2,816,233
2.93%, 01/01/2038(a)	428,904	455,926
2.98%, 03/01/2041(a)	182,710	190,390
Pass Through Ctfs., TBA,
3.00%, 07/01/2031 to 07/01/2046(b)	42,200,000	43,883,069
4.00%, 07/01/2046(b)	13,200,000	14,129,156
		140,386,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Quality Income Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–40.95%
Pass Through Ctfs.,
7.00%, 02/01/2018 to 12/01/2033	$432,290	$466,622
4.50%, 05/01/2019 to 07/01/2044	22,208,919	24,131,639
8.00%, 07/01/2020 to 04/01/2033	683,295	857,681
6.50%, 06/01/2022 to 11/01/2038	3,980,572	4,637,460
5.50%, 11/01/2022 to 04/01/2038	11,682,491	13,263,036
4.00%, 06/01/2024 to 05/01/2045	37,220,825	40,267,079
5.00%, 06/01/2027 to 01/01/2041	8,047,941	8,962,916
3.00%, 02/01/2029 to 11/01/2045	21,903,753	23,008,442
9.50%, 04/01/2030	78,273	91,366
3.50%, 11/01/2030 to 03/01/2046	48,745,235	51,706,763
5.63%, 08/01/2032	492,427	550,339
8.50%, 10/01/2032	566,936	739,494
6.00%, 12/01/2035 to 05/01/2040	3,701,109	4,235,839
7.50%, 08/01/2037	738,816	907,026
5.45%, 01/01/2038	506,928	570,017
Pass Through Ctfs., ARM,
2.73%, 03/01/2038(a)	431,867	456,907
2.25%, 02/01/2039(a)	3,809,184	3,933,476
3.02%, 08/01/2042(a)	1,378,794	1,439,851
2.27%, 07/01/2043(a)	3,676,348	3,788,871
2.82%, 02/01/2046(a)	1,049,546	1,085,986
2.78%, 03/01/2046(a)	5,448,702	5,653,153
Pass Through Ctfs., TBA,
2.50%, 07/01/2031(b)	24,500,000	25,349,349
3.00%, 07/01/2031 to 07/01/2046(b)	22,500,000	23,515,740
4.00%, 07/01/2046(b)	10,600,000	11,365,711
		250,984,763

Government National Mortgage Association (GNMA)–16.09%
Pass Through Ctfs.,
9.50%, 07/15/2016 to 08/15/2022	173,834	176,370
8.00%, 10/15/2016 to 12/15/2021	129,522	131,263
8.50%, 02/20/2017	106	107
9.00%, 09/15/2017 to 08/15/2024	350,650	357,815
7.00%, 08/15/2022 to 01/15/2029	353,191	383,233
6.50%, 04/15/2026 to 11/15/2028	178,783	204,149
6.00%, 01/15/2028 to 04/20/2029	491,146	563,747
5.50%, 05/15/2033 to 10/15/2034	1,086,313	1,247,052
5.00%, 11/20/2037	1,553,365	1,735,501
Pass Through Ctfs., TBA,
3.00%, 07/01/2046(b)	20,000,000	20,912,890
3.50%, 07/01/2046(b)	41,500,000	44,049,980
4.00%, 07/01/2046(b)	27,000,000	28,862,576
		98,624,683
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $594,929,809)		603,736,175

Asset-Backed Securities–31.84%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 2.95%, 10/25/2035(a)	1,180,686	1,069,279

	Principal Amount	Value
Agate Bay Mortgage Trust,
Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.75%, 03/25/2045(a)(c)	$3,719,287	$3,692,484
Series 2015-4, Class A4, Variable Rate Pass Through Ctfs., 3.50%, 06/25/2045(a)(c)	4,130,795	4,250,257
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.96%, 06/25/2045(a)	1,024,537	1,009,387
Americredit Automobile Receivables Trust, Series 2014-4, Class A2A, Pass Through Ctfs., 0.72%, 04/09/2018	670,795	670,696
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/2029(c)	4,997,674	5,058,970
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	144,274	135,682
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.09%, 03/25/2035(a)	1,233,038	1,238,983
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class AJ, Pass Through Ctfs., 4.99%, 09/11/2042	38,738	38,831
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.72%, 04/12/2038(a)(c)	1,575,271	1,582,662
BMW Vehicle Lease Trust, Series 2015-1, Class A2B, Floating Rate Pass Through Ctfs., 0.77%, 02/21/2017(a)	1,563,797	1,563,799
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 2.53%, 10/15/2023(a)(c)	1,969,569	1,971,107
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.64%, 02/15/2031(a)(c)	3,000,000	2,977,283
Chase Issuance Trust, Series 2016-A3, Class A3, Floating Rate Pass Through Ctfs., 0.55%, 06/15/2023(a)	5,000,000	5,009,864
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.70%, 12/25/2035(a)	66,656	60,731
Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(c)	4,260,362	4,225,358
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.99%, 02/25/2035(a)	611,645	578,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Quality Income Fund

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.93%, 09/25/2034(a)	$2,636,264	$2,559,111
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.63%, 08/25/2034(a)	530,634	512,294
Series 2006- AR2, Class 1A2, Variable Rate Pass Through Ctfs., 2.93%, 03/25/2036(a)	122,059	115,500
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/2037(c)	466,838	473,840
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 2.73%, 08/25/2036(a)(c)	1,581,829	1,583,387
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, Variable Rate Pass Through Ctfs., 1.38%, 08/10/2046(a)	46,326,470	2,544,120
Series 2015-CR24, Class XA, Variable Rate Pass Through Ctfs., 0.88%, 08/10/2055(a)	45,397,780	2,724,816
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.50%, 08/25/2043(a)(c)	1,883,813	1,933,334
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.58%, 08/25/2043(a)(c)	5,228,784	5,191,657
Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.34%, 03/15/2017(a)(c)	2,500,000	2,445,667
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Pass Through Ctfs., 3.50%, 05/25/2045(c)	3,960,479	4,094,667
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(c)	4,500,000	4,599,583
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 3.29%, 06/19/2035(a)	3,262,494	3,191,389
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.72%, 07/25/2037(a)	210,926	188,384
H/2 Asset Funding (Cayman Islands), Series 2015-1A, Class BFL, Floating Rate Pass Through Ctfs., 2.74%, 06/24/2049(a)(c)	2,000,000	1,755,395
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/2045	4,000,000	4,005,928

	Principal Amount	Value
JP Morgan Mortgage Trust,
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.04%, 06/25/2035(a)	$1,641,018	$1,601,398
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/2035(a)	1,182,510	1,127,034
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(a)(c)	4,730,447	5,013,004
Series 2015-3, Class A3, Pass Through Ctfs., 3.50%, 05/25/2045(c)	6,488,220	6,702,760
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 2.90%, 05/25/2045(a)(c)	4,197,995	4,268,456
JP Morgan Resecuritization Trust, Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/2037(c)	348,263	350,475
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $4,828,085)(c)	4,664,817	4,941,790
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25%, 09/08/2039 (Acquired 11/05/2010-06/25/2012; Cost $7,577,926)(a)(c)	7,324,497	7,617,477
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(c)	2,932,711	2,961,059
Luminent Mortgage Trust,
Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.71%, 11/25/2035(a)	3,005,169	2,704,611
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.69%, 04/25/2036(a)	98,887	61,289
Merrill Lynch Mortgage Investors Trust,
Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 1.41%, 04/25/2029(a)	761,634	725,446
Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.67%, 11/25/2035(a)	1,139,220	1,103,218
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.91%, 03/25/2030(a)	1,342,231	1,303,004
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	5,061,000	5,020,355
Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.10%, 08/15/2026(a)(c)	2,150,000	2,128,548
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 2.43%, 01/20/2027(a)(c)	5,000,000	4,917,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Quality Income Fund

	Principal Amount	Value
PFP Ltd., Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.13%, 07/14/2034(a)(c)	$3,345,000	$3,321,739
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.72%, 02/25/2046(a)	63,038	28,400
RBSSP Resecuritization Trust,
Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 2.77%, 01/26/2036(a)(c)	762,757	762,819
Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs. 2.41%, 07/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $2,281,680)(a)(c)	2,297,809	2,292,635
Sequoia Mortgage Trust, Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	2,020,468	1,968,495
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/2043(c)	3,139,788	3,265,657
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.90%, 06/25/2034(a)	3,288,410	3,285,038
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.75%, 09/25/2034(a)	716,865	622,699
Series 2004-16, Class 2A, Floating Rate Pass Through Ctfs., 2.96%, 11/25/2034(a)	4,550,636	4,550,452
Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.76%, 01/25/2035(a)	513,778	488,809
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.68%, 05/25/2045(a)	1,579,527	1,379,697
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 2.92%, 11/25/2032(a)	220,759	189,209
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, Pass Through Ctfs., 1.74%, 09/15/2021	5,000,000	5,035,547
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.62%, 07/25/2045(a)	4,586,893	4,444,658
Towd Point Mortgage Trust, Series 2015-4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/2055(a)(c)	1,723,299	1,785,097
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.29%, 10/15/2044(a)	106,329	106,242
Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 5.81%, 05/15/2043(a)	2,002,000	1,998,015
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(a)	5,000,000	4,986,196

	Principal Amount	Value
WaMu Mortgage Pass-Through Trust,
Series 2005-AR12, Class 1A8, Variable Rate Pass Through Ctfs., 2.43%, 10/25/2035(a)	$5,213,564	$4,960,350
Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 2.62%, 11/25/2036(a)	250,741	224,901
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 3.11%, 07/25/2034(a)	2,017,686	2,015,717
Series 2004-O, Class A1, Floating Rate Pass Through Ctfs., 2.76%, 08/25/2034(a)	5,555,772	5,522,444
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.87%, 03/25/2035(a)	282,369	285,174
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 2.83%, 03/25/2036(a)	4,123,787	3,917,465
Series 2006-AR7, Class 2A5, Floating Rate Pass Through Ctfs., 3.09%, 05/25/2036(a)	2,131,655	2,029,288
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 2.87%, 04/25/2036(a)	1,499,984	1,465,602
WinWater Mortgage Loan Trust,
Series 2015-4, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 06/20/2045(a)(c)	3,919,213	4,046,051
Series 2016-1, Class 1A5, Variable Rate Pass Through Ctfs., 3.50%, 01/20/2046(a)(c)	4,469,790	4,582,474
Total Asset-Backed Securities (Cost $193,065,022)		195,161,143

U.S. Treasury Securities–0.22%
U.S. Treasury Bills–0.05%
0.43%, 11/17/2016(d)	300,000	299,711

U.S. Treasury Notes–0.17%
3.25%, 12/31/2016(e)	1,000,000	1,014,169
Total U.S. Treasury Securities (Cost $1,304,586)		1,313,880

	Shares
Money Market Funds–5.12%
Liquid Assets Portfolio–Institutional Class, 0.44%(f)	15,703,466	15,703,466
Premier Portfolio–Institutional Class, 0.40%(f)	15,703,467	15,703,467
Total Money Market Funds (Cost $31,406,933)		31,406,933
TOTAL INVESTMENTS–135.68% (Cost $820,706,350)		831,618,131
OTHER ASSETS LESS LIABILITIES–(35.68)%		(218,707,876)
NET ASSETS–100.00%		$612,910,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Quality Income Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2016.
(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2016 was $104,793,205, which represented 17.10% of the Fund’s Net Assets.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2016.

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2016

U.S. Government Sponsored Agency Mortgage-Backed Securities	72.6%
Asset-Backed Securities	23.5
U.S. Treasury Securities	0.1
Money Market Funds	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Quality Income Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $789,299,417)	$800,211,198
Investments in affiliated money market funds, at value and cost	31,406,933
Total investments, at value (Cost $820,706,350)	831,618,131
Receivable for:
Investments sold	25,115,838
Variation margin — futures	27,891
Fund shares sold	1,820,438
Dividends and interest	2,302,480
Principal paydowns	276,777
Investment for trustee deferred compensation and retirement plans	66,738
Other assets	46,437
Total assets	861,274,730

Liabilities:
Payable for:
Investments purchased	245,611,014
Fund shares reacquired	1,898,617
Dividends	345,703
Accrued fees to affiliates	183,351
Accrued trustees’ and officers’ fees and benefits	762
Accrued other operating expenses	247,369
Trustee deferred compensation and retirement plans	77,659
Total liabilities	248,364,475
Net assets applicable to shares outstanding	$612,910,255

Net assets consist of:
Shares of beneficial interest	$713,012,743
Undistributed net investment income	(3,976,564)
Undistributed net realized gain (loss)	(105,949,646)
Net unrealized appreciation	9,823,722
$612,910,255

Net Assets:
Class A	$408,817,538
Class B	$1,049,221
Class C	$14,793,555
Class Y	$47,736,730
Class R5	$140,513,211

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	32,942,897
Class B	84,985
Class C	1,200,573
Class Y	3,832,132
Class R5	11,283,141
Class A:
Net asset value per share	$12.41
Maximum offering price per share
(Net asset value of $12.41 ÷ 95.75%)	$12.96
Class B:
Net asset value and offering price per share	$12.35
Class C:
Net asset value and offering price per share	$12.32
Class Y:
Net asset value and offering price per share	$12.46
Class R5:
Net asset value and offering price per share	$12.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Quality Income Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Interest	$8,214,631
Dividends from affiliated money market funds	74,778
Total investment income	8,289,409

Expenses:
Advisory fees	1,271,462
Administrative services fees	72,166
Custodian fees	22,036
Distribution fees:
Class A	483,319
Class B	5,597
Class C	62,961
Transfer agent fees — A, B, C and Y	295,407
Transfer agent fees — R5	66
Trustees’ and officers’ fees and benefits	12,807
Registration and filing fees	39,384
Reports to shareholders	19,672
Professional services fees	32,158
Other	74,753
Total expenses	2,391,788
Less: Fees waived and expense offset arrangement(s)	(26,509)
Net expenses	2,365,279
Net investment income	5,924,130

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	6,319,498
Futures contracts	(1,946,865)
4,372,633
Change in net unrealized appreciation (depreciation) of:
Investment securities	8,145,922
Futures contracts	(1,255,135)
6,890,787
Net realized and unrealized gain	11,263,420
Net increase in net assets resulting from operations	$17,187,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Quality Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income	$5,924,130	$8,200,348
Net realized gain	4,372,633	3,990,488
Change in net unrealized appreciation (depreciation)	6,890,787	(5,712,762)
Net increase in net assets resulting from operations	17,187,550	6,478,074

Distributions to shareholders from net investment income:
Class A	(7,220,845)	(16,642,053)
Class B	(15,974)	(54,615)
Class C	(177,554)	(281,206)
Class Y	(576,839)	(786,586)
Class R5	(1,889,152)	(824)
Total distributions from net investment income	(9,880,364)	(17,765,284)

Share transactions–net:
Class A	6,930,788	(17,899,058)
Class B	(105,482)	(957,226)
Class C	5,228,771	1,520,578
Class Y	25,648,543	2,828,283
Class R5	139,867,235	12,447
Net increase (decrease) in net assets resulting from share transactions	177,569,855	(14,494,976)
Net increase (decrease) in net assets	184,877,041	(25,782,186)

Net assets:
Beginning of period	428,033,214	453,815,400
End of period (includes undistributed net investment income of $(3,976,564) and $(20,330), respectively)	$612,910,255	$428,033,214

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Income Fund (the “Fund”), formerly Invesco U.S. Mortgage Fund, is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

11                         Invesco Quality Income Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

12                         Invesco Quality Income Fund

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

13                         Invesco Quality Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.47%
Next $500 million	0.445%
Next $500 million	0.42%
Next $500 million	0.395%
Next $2.5 billion	0.37%
Next $2.5 billion	0.345%
Next $2.5 billion	0.32%
Next $2.5 billion	0.295%
Over $12.5 billion	0.27%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $24,522.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended June 30, 2016, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $25,584 in front-end sales commissions from the sale of Class A shares and $14, $79 and $822 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14                         Invesco Quality Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$31,406,933	$—	$—	$31,406,933
U.S. Treasury Securities	—	1,313,880	—	1,313,880
U.S. Government Sponsored Agency Securities	—	603,736,175	—	603,736,175
Asset-Backed Securities	—	195,161,143	—	195,161,143
	31,406,933	800,211,198	—	831,618,131
Futures Contracts*	(1,088,059)	—	—	(1,088,059)
Total Investments	$30,318,874	$800,211,198	$—	$830,530,072

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts(a)	$720,215	$(1,808,274)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Interest rate risk	$(1,946,865)
Change in Net Unrealized Appreciation (Depreciation):
Interest rate risk	(1,255,135)
Total	$(3,202,000)

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$87,068,195

15                         Invesco Quality Income Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	71	September-2016	$(15,572,297)	$(108,871)
U.S. Treasury 5 Year Notes	Short	251	September-2016	(30,663,180)	(563,387)
U.S. Treasury 10 Year Notes	Long	205	September-2016	27,261,797	720,215
U.S. Long Bonds	Short	112	September-2016	(19,302,500)	(1,136,016)
Total Futures Contracts — Interest Rate Risk					$(1,088,059)

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,987.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2015, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2016	$91,151,310	$—	$91,151,310
Not subject to expiration	9,464,111	9,517,886	18,981,997
	$100,615,421	$9,517,886	$110,133,307

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16                         Invesco Quality Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $2,052,150,266 and $1,880,536,899, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,890,408
Aggregate unrealized (depreciation) of investment securities	(5,004,807)
Net unrealized appreciation of investment securities	$10,885,601

Cost of investments for tax purposes is $820,732,530.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	2,641,012	$32,604,128	2,748,375	$34,083,709
Class B	19,767	242,436	4,444	54,759
Class C	669,906	8,209,699	433,849	5,345,756
Class Y	2,750,353	34,118,868	1,350,741	16,823,165
Class R5(b)	11,241,069	139,375,165	1,261	15,602

Issued as reinvestment of dividends:
Class A	439,650	5,431,812	989,432	12,283,437
Class B	1,184	14,554	3,977	49,183
Class C	12,003	147,269	18,511	228,100
Class Y	18,972	235,515	16,548	206,639
Class R5	152,324	1,888,964	32	403

Automatic conversion of Class B shares to Class A shares:
Class A	20,687	255,148	47,714	592,205
Class B	(20,791)	(255,148)	(47,955)	(592,205)

Reacquired:
Class A	(2,541,208)	(31,360,300)	(5,220,201)	(64,858,409)
Class B	(8,742)	(107,324)	(37,923)	(468,963)
Class C	(255,367)	(3,128,197)	(328,580)	(4,053,278)
Class Y	(703,271)	(8,705,840)	(1,134,313)	(14,201,521)
Class R5	(112,463)	(1,396,894)	(289)	(3,558)
Net increase (decrease) in share activity	14,325,085	$177,569,855	(1,154,377)	$(14,494,976)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 9,843,785 Class R5 shares valued at $122,062,934 were sold to affiliated mutual funds.

17                         Invesco Quality Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/16	$12.22	$0.13	$0.28	$0.41	$(0.22)	$12.41	3.39	%(d)	$408,818	0.93	%(d)(e)	0.94	%(d)(e)	2.13	%(d)(e)	251%
Year ended 12/31/15	12.55	0.24	(0.06)	0.18	(0.51)	12.22	1.41	(d)	395,806	0.96	(d)	0.96	(d)	1.88	(d)	500
Year ended 12/31/14	12.35	0.28	0.48	0.76	(0.56)	12.55	6.27	(d)	424,259	0.96	(d)	0.96	(d)	2.28	(d)	450
Year ended 12/31/13	13.02	0.21	(0.40)	(0.19)	(0.48)	12.35	(1.51	)(d)	441,028	0.94	(d)	0.94	(d)	1.63	(d)	475
Year ended 12/31/12	12.99	0.25	0.33	0.58	(0.55)	13.02	4.54		531,547	0.94		0.94		1.88		451
Year ended 12/31/11	13.00	0.39	0.26	0.65	(0.66)	12.99	5.06		564,871	0.90		0.90		2.99		395
Class B
Six months ended 06/30/16	12.16	0.08	0.28	0.36	(0.17)	12.35	3.01		1,049	1.69	(e)	1.70	(e)	1.37	(e)	251
Year ended 12/31/15	12.48	0.14	(0.05)	0.09	(0.41)	12.16	0.71		1,138	1.72		1.72		1.12		500
Year ended 12/31/14	12.28	0.18	0.48	0.66	(0.46)	12.48	5.48		2,135	1.72		1.72		1.52		450
Year ended 12/31/13	12.95	0.11	(0.40)	(0.29)	(0.38)	12.28	(2.28)		3,197	1.70		1.70		0.87		475
Year ended 12/31/12	12.93	0.15	0.32	0.47	(0.45)	12.95	3.67		5,729	1.69		1.69		1.13		451
Year ended 12/31/11	12.92	0.29	0.27	0.56	(0.55)	12.93	4.43		8,186	1.66		1.66		2.23		395
Class C
Six months ended 06/30/16	12.14	0.08	0.27	0.35	(0.17)	12.32	2.93		14,794	1.69	(e)	1.70	(e)	1.37	(e)	251
Year ended 12/31/15	12.46	0.14	(0.05)	0.09	(0.41)	12.14	0.71		9,394	1.72		1.72		1.12		500
Year ended 12/31/14	12.26	0.19	0.47	0.66	(0.46)	12.46	5.48		8,100	1.72		1.72		1.52		450
Year ended 12/31/13	12.93	0.11	(0.40)	(0.29)	(0.38)	12.26	(2.29)		7,788	1.70		1.70		0.87		475
Year ended 12/31/12	12.90	0.15	0.33	0.48	(0.45)	12.93	3.75		12,003	1.69		1.69		1.13		451
Year ended 12/31/11	12.91	0.29	0.25	0.54	(0.55)	12.90	4.27		9,308	1.66		1.66		2.23		395
Class Y
Six months ended 06/30/16	12.27	0.15	0.28	0.43	(0.24)	12.46	3.51		47,737	0.69	(e)	0.70	(e)	2.37	(e)	251
Year ended 12/31/15	12.59	0.26	(0.04)	0.22	(0.54)	12.27	1.75		21,668	0.72		0.72		2.12		500
Year ended 12/31/14	12.39	0.32	0.47	0.79	(0.59)	12.59	6.52		19,306	0.72		0.72		2.52		450
Year ended 12/31/13	13.07	0.24	(0.41)	(0.17)	(0.51)	12.39	(1.32)		2,254	0.70		0.70		1.87		475
Year ended 12/31/12	13.04	0.28	0.33	0.61	(0.58)	13.07	4.79		3,759	0.69		0.69		2.13		451
Year ended 12/31/11	13.04	0.42	0.27	0.69	(0.69)	13.04	5.40		1,721	0.66		0.66		3.23		395
Class R5
Six months ended 06/30/16	12.26	0.15	0.28	0.43	(0.24)	12.45	3.55		140,513	0.56	(e)	0.57	(e)	2.50	(e)	251
Year ended 12/31/15	12.59	0.27	(0.06)	0.21	(0.54)	12.26	1.71		27	0.68		0.68		2.16		500
Year ended 12/31/14	12.39	0.33	0.47	0.80	(0.60)	12.59	6.56		15	0.67		0.67		2.57		450
Year ended 12/31/13	13.06	0.25	(0.41)	(0.16)	(0.51)	12.39	(1.23)		10	0.66		0.66		1.91		475
Year ended 12/31/12	13.03	0.28	0.33	0.61	(0.58)	13.06	4.80		10	0.65		0.65		2.17		451
Year ended 12/31/11	13.04	0.43	0.26	0.69	(0.70)	13.03	5.38		10	0.63		0.63		3.26		395

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2016 and the years ended December 31, 2015, 2014, and 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $402,631, $1,126, $12,661, $30,653 and $96,950 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.

18                         Invesco Quality Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,033.90	$4.70	$1,020.24	$4.67	0.93%
B	1,000.00	1,030.10	8.53	1,016.46	8.47	1.69
C	1,000.00	1,029.30	8.53	1,016.46	8.47	1.69
Y	1,000.00	1,035.10	3.49	1,021.43	3.47	0.69
R5	1,000.00	1,035.50	2.83	1,022.08	2.82	0.56

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19                         Invesco Quality Income Fund

Distribution Information

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in April of 2016. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
04/29/16	Class A	$0.0226	$0.000	$0.0150	$0.0376
04/29/16	Class B	$0.0147	$0.000	$0.0150	$0.0297
04/29/16	Class C	$0.0146	$0.000	$0.0150	$0.0296
04/29/16	Class Y	$0.0253	$0.000	$0.0150	$0.0403
04/29/16	Class R5	$0.0266	$0.000	$0.0150	$0.0416

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in May of 2016. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
05/31/16	Class A	$0.0217	$0.000	$0.0138	$0.0355
05/31/16	Class B	$0.0138	$0.000	$0.0138	$0.0276
05/31/16	Class C	$0.0137	$0.000	$0.0138	$0.0275
05/31/16	Class Y	$0.0244	$0.000	$0.0138	$0.0382
05/31/16	Class R5	$0.0257	$0.000	$0.0138	$0.0395

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. This Notice is sent to comply with certain Securities and Exchange Commission requirements.

20                         Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Quality Income Fund’s (the Fund) (formerly Invesco U.S. Mortgage Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the

21                         Invesco Quality Income Fund

expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted how the Fund’s rate compared to the effective sub-adviser fee rate of a mutual fund sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements.

The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

22                         Invesco Quality Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                        VK-QINC-SAR-1                  Invesco Distributors, Inc.

Semiannual Report to Shareholders	June 30, 2016

Invesco Small Cap Growth Fund

Nasdaq:

A: GTSAX  ■  B: GTSBX  ■  C: GTSDX  ■  R:  GTSRX  ■  Y: GTSYX   ■  Investor: GTSIX ■ R5: GTSVX  ■  R6: GTSFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/15 to 6/30/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.56%
Class B Shares	1.22
Class C Shares	1.18
Class R Shares	1.42
Class Y Shares	1.68
Investor Class Shares	1.56
Class R5 Shares	1.76
Class R6 Shares	1.81
S&P 500 Index▼ (Broad Market Index)	3.84
Russell 2000 Growth Index▼ (Style-Specific Index)	-1.59
Lipper Small-Cap Growth Funds Index■ (Peer Group Index)	-0.40
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2     Invesco Small Cap Growth Fund

Average Annual Total Returns

As of 6/30/16, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	9.84%
10 Years	7.51
5 Years	8.12
1 Year	-13.30

Class B Shares
Inception (10/18/95)	9.84%
10 Years	7.47
5 Years	8.29
1 Year	-12.90

Class C Shares
Inception (5/3/99)	7.33%
10 Years	7.30
5 Years	8.54
1 Year	-9.75

Class R Shares
Inception (6/3/02)	7.98%
10 Years	7.85
5 Years	9.08
1 Year	-8.50

Class Y Shares
10 Years	8.33%
5 Years	9.63
1 Year	-8.02

Investor Class Shares
Inception (4/7/06)	7.49%
10 Years	8.12
5 Years	9.36
1 Year	-8.25

Class R5 Shares
Inception (3/15/02)	7.96%
10 Years	8.57
5 Years	9.79
1 Year	-7.92

Class R6 Shares
10 Years	8.31%
5 Years	9.75
1 Year	-7.83

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.20%, 1.95%, 1.95%, 1.45%, 0.95%, 1.20%, 0.82% and 0.73%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Small Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.73%
Aerospace & Defense–0.94%
TransDigm Group, Inc.(b)	80,221	$21,153,477

Air Freight & Logistics–0.80%
Forward Air Corp.	402,587	17,927,199

Apparel Retail–0.46%
DSW Inc.–Class A	491,335	10,406,475

Apparel, Accessories & Luxury Goods–1.87%
Carter’s, Inc.	186,687	19,876,565
G-III Apparel Group, Ltd.(b)	487,206	22,275,058
		42,151,623

Application Software–9.41%
Aspen Technology, Inc.(b)	485,366	19,531,128
Fair Isaac Corp.	207,074	23,401,433
Guidewire Software Inc.(b)	391,841	24,200,100
Interactive Intelligence Group, Inc.(b)	315,692	12,940,215
Manhattan Associates, Inc.(b)	704,745	45,195,297
Mentor Graphics Corp.	773,100	16,436,106
MicroStrategy Inc.–Class A(b)	125,873	22,030,292
Qlik Technologies Inc.(b)	364,940	10,794,925
Ultimate Software Group, Inc. (The)(b)	130,149	27,369,033
Verint Systems Inc.(b)	303,013	10,038,821
		211,937,350

Asset Management & Custody Banks–1.09%
Janus Capital Group Inc.	1,039,142	14,464,857
WisdomTree Investments, Inc.(c)	1,021,759	10,003,020
		24,467,877

Auto Parts & Equipment–0.52%
Visteon Corp.	177,398	11,674,562

Biotechnology–3.72%
ACADIA Pharmaceuticals Inc.(b)(c)	300,531	9,755,236
Cepheid, Inc.(b)	362,608	11,150,196
Exelixis, Inc.(b)(c)	2,052,761	16,032,064
Halozyme Therapeutics, Inc.(b)(c)	680,810	5,875,390
Momenta Pharmaceuticals, Inc.(b)	1,131,040	12,215,232
Neurocrine Biosciences, Inc.(b)	350,643	15,936,724
Repligen Corp.(b)	472,385	12,924,454
		83,889,296

Brewers–0.60%
Boston Beer Co., Inc. (The)–Class A(b)	79,469	13,591,583

Building Products–1.69%
A.O. Smith Corp.	224,589	19,788,537
Masonite International Corp.(b)	277,248	18,337,183
		38,125,720

	Shares	Value
Casinos & Gaming–0.68%
Penn National Gaming, Inc.(b)	1,100,067	$15,345,935

Communications Equipment–0.43%
Infinera Corp.(b)	860,077	9,701,669

Construction Machinery & Heavy Trucks–1.63%
WABCO Holdings Inc.(b)	209,583	19,191,515
Wabtec Corp.	251,286	17,647,816
		36,839,331

Construction Materials–1.23%
Martin Marietta Materials, Inc.	144,183	27,683,136

Data Processing & Outsourced Services–1.49%
Euronet Worldwide, Inc.(b)	219,468	15,184,991
ExlService Holdings, Inc.(b)	352,449	18,471,852
		33,656,843

Distributors–1.03%
Pool Corp.	245,959	23,127,525

Electrical Components & Equipment–1.65%
Acuity Brands, Inc.	149,661	37,109,942

Electronic Components–0.61%
Littelfuse, Inc.	116,669	13,789,109

Electronic Equipment & Instruments–0.83%
Cognex Corp.	436,084	18,795,220

Footwear–0.81%
Steven Madden, Ltd.(b)	534,273	18,261,451

Health Care Equipment–4.58%
Cantel Medical Corp.	248,040	17,047,789
DexCom Inc.(b)	309,899	24,584,288
Hill-Rom Holdings, Inc.	389,381	19,644,271
NuVasive, Inc.(b)	364,584	21,772,957
NxStage Medical, Inc.(b)	930,711	20,177,814
		103,227,119

Health Care Facilities–2.73%
Community Health Systems Inc.(b)(c)	430,954	5,192,996
HealthSouth Corp.	501,042	19,450,450
Select Medical Holdings Corp.(b)	1,251,043	13,598,837
VCA Inc.(b)	343,965	23,255,474
		61,497,757

Health Care Services–1.48%
Chemed Corp.	226,860	30,923,287
Envision Healthcare Holdings, Inc.(b)	92,177	2,338,530
		33,261,817

Health Care Supplies–0.82%
Align Technology, Inc.(b)	228,302	18,389,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Growth Fund

	Shares	Value
Home Entertainment Software–0.88%
Take-Two Interactive Software, Inc.(b)	523,625	$19,855,860

Homebuilding–0.68%
CalAtlantic Group, Inc.	415,462	15,251,610

Industrial Machinery–0.70%
ITT Inc.	492,715	15,757,026

Integrated Telecommunication Services–1.48%
SBA Communications Corp.–Class A(b)	309,530	33,410,668

Internet Software & Services–2.05%
CoStar Group Inc.(b)	163,158	35,676,129
Pandora Media Inc.(b)(c)	851,225	10,597,751
		46,273,880

IT Consulting & Other Services–2.21%
Booz Allen Hamilton Holding Corp.	758,142	22,471,329
EPAM Systems, Inc.(b)	426,537	27,430,594
		49,901,923

Leisure Facilities–1.14%
Vail Resorts, Inc.	186,495	25,779,204

Leisure Products–0.75%
Brunswick Corp.	373,247	16,915,554

Life & Health Insurance–0.48%
American Equity Investment Life Holding Co.	757,204	10,790,157

Life Sciences Tools & Services–3.55%
Bio-Techne Corp.	194,176	21,897,228
PAREXEL International Corp.(b)	272,530	17,136,686
PerkinElmer, Inc.	382,994	20,076,545
VWR Corp.(b)	725,854	20,977,181
		80,087,640

Managed Health Care–0.89%
HealthEquity, Inc.(b)	656,715	19,954,285

Marine–0.75%
Kirby Corp.(b)	272,454	16,998,405

Metal & Glass Containers–0.90%
Berry Plastics Group Inc.(b)	522,111	20,284,012

Movies & Entertainment–0.65%
IMAX Corp.(b)	496,328	14,631,749

Office Services & Supplies–1.35%
Pitney Bowes Inc.	909,228	16,184,259
Steelcase Inc.–Class A	1,053,646	14,297,976
		30,482,235

Oil & Gas Drilling–1.16%
Patterson-UTI Energy, Inc.	1,227,873	26,178,252

Oil & Gas Equipment & Services–0.49%
Dril-Quip, Inc.(b)	190,869	11,152,476

	Shares	Value
Oil & Gas Exploration & Production–2.50%
Energen Corp.	421,345	$20,313,043
Laredo Petroleum Inc.(b)(c)	1,569,955	16,453,128
Parsley Energy, Inc.–Class A(b)	725,616	19,635,169
		56,401,340

Packaged Foods & Meats–2.25%
B&G Foods Inc.	477,805	23,030,201
Lancaster Colony Corp.	216,402	27,615,059
		50,645,260

Pharmaceuticals–2.69%
Catalent, Inc.(b)	641,021	14,737,073
Impax Laboratories, Inc.(b)	286,487	8,256,555
Nektar Therapeutics(b)	1,353,824	19,264,915
Prestige Brands Holdings, Inc.(b)	329,624	18,261,170
		60,519,713

Property & Casualty Insurance–0.76%
RLI Corp.	249,902	17,188,260

Regional Banks–4.84%
BankUnited, Inc.	479,771	14,738,565
Cathay General Bancorp	592,601	16,711,348
Cullen/Frost Bankers, Inc.(c)	252,031	16,061,936
Hancock Holding Co.	491,618	12,836,146
Home BancShares Inc.	779,292	15,422,189
MB Financial, Inc.	499,185	18,110,432
SVB Financial Group(b)	159,363	15,164,983
		109,045,599

Research & Consulting Services–0.66%
CEB Inc.	239,764	14,788,644

Restaurants–5.05%
BJ’s Restaurants Inc.(b)	370,449	16,236,780
Cheesecake Factory Inc. (The)	343,429	16,532,672
Dunkin’ Brands Group, Inc.	368,440	16,071,353
Jack in the Box Inc.	276,456	23,753,100
Panera Bread Co.–Class A(b)	78,042	16,540,221
Texas Roadhouse, Inc.	538,995	24,578,172
		113,712,298

Semiconductor Equipment–0.96%
MKS Instruments, Inc.	502,925	21,655,951

Semiconductors–3.25%
Cavium Inc.(b)(c)	305,284	11,783,962
Monolithic Power Systems Inc.	380,687	26,008,536
Power Integrations, Inc.	357,941	17,922,106
Silicon Laboratories Inc.(b)	358,219	17,459,594
		73,174,198

Specialized Finance–0.80%
MarketAxess Holdings, Inc.	124,138	18,049,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Growth Fund

	Shares	Value
Specialized REIT’s–1.80%
Corrections Corp. of America	644,255	$22,561,810
CubeSmart	579,822	17,904,903
		40,466,713

Specialty Chemicals–0.91%
PolyOne Corp.	581,067	20,476,801

Specialty Stores–0.81%
Five Below, Inc. (b)	390,980	18,145,382

Systems Software–2.31%
CommVault Systems, Inc.(b)	406,219	17,544,599
Proofpoint, Inc.(b)	323,702	20,422,359
Qualys, Inc.(b)	473,484	14,114,558
		52,081,516

Technology Distributors–1.04%
SYNNEX Corp.	248,231	23,537,263

Technology Hardware, Storage & Peripherals–0.54%
Cray, Inc.(b)	404,279	12,096,028

Trading Companies & Distributors–1.16%
Watsco, Inc.	186,534	26,243,468

Trucking–2.19%
Knight Transportation, Inc.	812,646	21,600,129
Old Dominion Freight Line, Inc.(b)	240,381	14,497,378

	Shares	Value
Trucking–(continued)
Swift Transportation Co.(b)(c)	855,109	$13,177,230
		49,274,737
Total Common Stocks & Other Equity Interests (Cost $1,666,821,380)		2,157,219,514

Money Market Funds–2.93%
Liquid Assets Portfolio–Institutional Class, 0.44%(d)	32,966,638	32,966,638
Premier Portfolio–Institutional Class, 0.40%(d)	32,966,638	32,966,638
Total Money Market Funds (Cost $65,933,276)		65,933,276
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.66% (Cost $1,732,754,656)		2,223,152,790

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.08%
Liquid Assets Portfolio–Institutional Class, 0.44% (Cost $69,354,144)(d)(e)	69,354,144	69,354,144
TOTAL INVESTMENTS–101.74% (Cost $1,802,108,800)		2,292,506,934
OTHER ASSETS LESS LIABILITIES–(1.74)%		(39,151,915)
NET ASSETS–100.00%		$2,253,355,019

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2016.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser The rate shown is the 7-day SEC standardized yield as of June 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2016

Information Technology	26.0%
Health Care	20.4
Consumer Discretionary	14.4
Industrials	13.5
Financials	9.8
Energy	4.2
Materials	3.0
Consumer Staples	2.9
Telecommunication Services	1.5
Money Market Funds Plus Other Assets Less Liabilities	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,666,821,380)*	$2,157,219,514
Investments in affiliated money market funds, at value and cost	135,287,420
Total investments, at value (Cost $1,802,108,800)	2,292,506,934
Receivable for:
Investments sold	37,762,144
Fund shares sold	1,568,284
Dividends	1,381,203
Investment for trustee deferred compensation and retirement plans	310,368
Other assets	84,510
Total assets	2,333,613,443

Liabilities:
Payable for:
Investments purchased	3,285,162
Fund shares reacquired	6,141,451
Collateral upon return of securities loaned	69,354,144
Accrued fees to affiliates	1,046,394
Accrued trustees’ and officers’ fees and benefits	1,515
Accrued other operating expenses	66,292
Trustee deferred compensation and retirement plans	363,466
Total liabilities	80,258,424
Net assets applicable to shares outstanding	$2,253,355,019

Net assets consist of:
Shares of beneficial interest	$1,627,991,122
Undistributed net investment income	5,259,471
Undistributed net realized gain	129,706,292
Net unrealized appreciation	490,398,134
$2,253,355,019

Net Assets:
Class A	$596,986,222
Class B	$1,827,005
Class C	$14,882,205
Class R	$101,720,095
Class Y	$156,716,567
Investor Class	$219,932,255
Class R5	$987,694,240
Class R6	$173,596,430

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	18,352,008
Class B	75,888
Class C	619,500
Class R	3,319,506
Class Y	4,705,006
Investor Class	6,484,348
Class R5	27,513,754
Class R6	4,820,163
Class A:
Net asset value per share	$32.53
Maximum offering price per share
(Net asset value of $32.53 ÷ 94.50%)	$34.42
Class B:
Net asset value and offering price per share	$24.08
Class C:
Net asset value and offering price per share	$24.02
Class R:
Net asset value and offering price per share	$30.64
Class Y:
Net asset value and offering price per share	$33.31
Investor Class:
Net asset value and offering price per share	$33.92
Class R5:
Net asset value and offering price per share	$35.90
Class R6:
Net asset value and offering price per share	$36.01

*	At June 30, 2016, securities with an aggregate value of $68,145,194 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2016

(Unaudited)

Investment income:
Dividends	$16,203,802
Dividends from affiliated money market funds (includes securities lending income of $292,557)	440,118
Total investment income	16,643,920

Expenses:
Advisory fees	7,411,293
Administrative services fees	232,761
Custodian fees	24,098
Distribution fees:
Class A	734,282
Class B	10,066
Class C	75,293
Class R	238,873
Investor Class	265,303
Transfer agent fees — A, B, C, R, Y and Investor	1,362,817
Transfer agent fees — R5	471,257
Transfer agent fees — R6	3,437
Trustees’ and officers’ fees and benefits	24,760
Registration and filing fees	70,598
Reports to shareholders	46,143
Professional services fees	45,280
Other	40,528
Total expenses	11,056,789
Less: Fees waived and expense offset arrangement(s)	(59,470)
Net expenses	10,997,319
Net investment income	5,646,601

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	93,184,878
Change in net unrealized appreciation (depreciation) of investment securities	(64,095,575)
Net realized and unrealized gain	29,089,303
Net increase in net assets resulting from operations	$34,735,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2016 and the year ended December 31, 2015

(Unaudited)

	June 30, 2016	December 31, 2015
Operations:
Net investment income (loss)	$5,646,601	$(5,862,524)
Net realized gain	93,184,878	212,647,381
Change in net unrealized appreciation (depreciation)	(64,095,575)	(247,463,074)
Net increase (decrease) in net assets resulting from operations	34,735,904	(40,678,217)

Distributions to shareholders from net realized gains:
Class A	—	(59,810,172)
Class B	—	(294,160)
Class C	—	(2,062,430)
Class R	—	(9,934,611)
Class Y	—	(13,305,773)
Investor Class	—	(20,635,295)
Class R5	—	(82,847,376)
Class R6	—	(14,466,459)
Total distributions from net realized gains	—	(203,356,276)

Share transactions–net:
Class A	(56,518,776)	5,315,321
Class B	(565,327)	(1,174,954)
Class C	(2,060,956)	(1,709,412)
Class R	(2,893,142)	6,566,890
Class Y	4,297,069	62,521,897
Investor Class	(14,686,145)	(25,725,843)
Class R5	(17,436,271)	117,454,900
Class R6	(1,852,008)	52,745,113
Net increase (decrease) in net assets resulting from share transactions	(91,715,556)	215,993,912
Net increase (decrease) in net assets	(56,979,652)	(28,040,581)

Net assets:
Beginning of period	2,310,334,671	2,338,375,252
End of period (includes undistributed net investment income (loss) of $5,259,471 and $(387,130), respectively)	$2,253,355,019	$2,310,334,671

Notes to Financial Statements

June 30, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically

10                         Invesco Small Cap Growth Fund

convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

11                         Invesco Small Cap Growth Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

12                         Invesco Small Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

For the six months ended June 30, 2016, the effective advisory fees incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2016, the Adviser waived advisory fees of $56,572.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2016, IDI advised the Fund that IDI retained $4,258 in front-end sales commissions from the sale of Class A shares and $0, $108 and $313 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended June 30, 2016, the Fund incurred $566 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Small Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,898.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2015.

14                         Invesco Small Cap Growth Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2016 was $224,599,089 and $327,901,261, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$637,706,767
Aggregate unrealized (depreciation) of investment securities	(147,613,437)
Net unrealized appreciation of investment securities	$490,093,330

Cost of investments for tax purposes is $1,802,413,604.

NOTE 9—Share Information

		Summary of Share Activity
	Six months ended June 30, 2016(a)		Year ended December 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Class A	1,838,335	$56,202,767	4,472,736	$165,679,753
Class B	837	18,765	2,565	72,470
Class C	24,003	538,736	59,239	1,663,336
Class R	517,108	15,017,570	1,201,377	42,253,936
Class Y	1,062,012	33,245,132	2,755,221	104,033,952
Investor Class	182,336	5,771,107	744,806	28,741,578
Class R5	2,485,458	83,484,639	6,370,995	257,935,983
Class R6	474,401	16,002,615	2,121,179	86,373,977

Issued as reinvestment of dividends:
Class A	34	1,091	1,870,794	59,509,885
Class B	—	—	12,442	294,129
Class C	—	—	87,093	2,054,512
Class R	—	—	330,935	9,931,366
Class Y	—	—	407,823	13,266,495
Investor Class	—	—	615,755	20,424,599
Class R5	—	—	2,293,957	80,357,332
Class R6	—	—	411,888	14,465,509

Automatic conversion of Class B shares to Class A shares:
Class A	14,669	452,607	26,694	993,584
Class B	(19,792)	(452,607)	(34,747)	(993,584)

Reacquired:
Class A	(3,667,460)	(113,175,241)	(5,967,145)	(220,867,901)
Class B	(5,810)	(131,485)	(19,250)	(547,969)
Class C	(114,511)	(2,599,692)	(192,603)	(5,427,260)
Class R	(615,086)	(17,910,712)	(1,299,639)	(45,618,412)
Class Y	(928,251)	(28,948,063)	(1,466,197)	(54,778,550)
Investor Class	(640,031)	(20,457,252)	(1,913,070)	(74,892,020)
Class R5	(2,972,522)	(100,920,910)	(5,479,962)	(220,838,415)
Class R6	(530,009)	(17,854,623)	(1,204,721)	(48,094,373)
Net increase (decrease) in share activity	(2,894,279)	$(91,715,556)	6,208,165	$215,993,912

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Small Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/16	$32.03	$0.05		$0.45	$0.50	$—	$—	$—	$32.53	1.56%	$596,986	1.23	%(d)	1.24	%(d)	0.31	%(d)	11%
Year ended 12/31/15	35.95	(0.16)		(0.52)	(0.68)	—	(3.24)	(3.24)	32.03	(1.84)	645,968	1.20		1.20		(0.43)		30
Year ended 12/31/14	39.68	(0.10)		2.93	2.83	—	(6.56)	(6.56)	35.95	7.67	710,426	1.22		1.22		(0.25)		28
Year ended 12/31/13	30.00	(0.15)		12.02	11.87	(0.02)	(2.17)	(2.19)	39.68	39.90	957,432	1.21		1.21		(0.41)		19
Year ended 12/31/12	27.71	0.01	(e)	5.01	5.02	—	(2.73)	(2.73)	30.00	18.35	766,787	1.23		1.23		0.04	(e)	24
Year ended 12/31/11	28.59	(0.19)		(0.17)	(0.36)	—	(0.52)	(0.52)	27.71	(1.27)	829,696	1.27		1.27		(0.65)		38
Class B
Six months ended 06/30/16	23.79	(0.05)		0.34	0.29	—	—	—	24.08	1.22	1,827	1.98	(d)	1.99	(d)	(0.44	)(d)	11
Year ended 12/31/15	27.76	(0.34)		(0.39)	(0.73)	—	(3.24)	(3.24)	23.79	(2.57)	2,395	1.95		1.95		(1.18)		30
Year ended 12/31/14	32.31	(0.32)		2.33	2.01	—	(6.56)	(6.56)	27.76	6.87	3,876	1.97		1.97		(1.00)		28
Year ended 12/31/13	24.90	(0.34)		9.92	9.58	—	(2.17)	(2.17)	32.31	38.87	5,360	1.96		1.96		(1.16)		19
Year ended 12/31/12	23.58	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.90	17.44	5,717	1.98		1.98		(0.71	)(e)	24
Year ended 12/31/11	24.59	(0.36)		(0.13)	(0.49)	—	(0.52)	(0.52)	23.58	(2.01)	7,572	2.02		2.02		(1.40)		38
Class C
Six months ended 06/30/16	23.74	(0.05)		0.33	0.28	—	—	—	24.02	1.18	14,882	1.98	(d)	1.99	(d)	(0.44	)(d)	11
Year ended 12/31/15	27.71	(0.34)		(0.39)	(0.73)	—	(3.24)	(3.24)	23.74	(2.57)	16,858	1.95		1.95		(1.18)		30
Year ended 12/31/14	32.27	(0.32)		2.32	2.00	—	(6.56)	(6.56)	27.71	6.85	20,957	1.97		1.97		(1.00)		28
Year ended 12/31/13	24.87	(0.34)		9.91	9.57	—	(2.17)	(2.17)	32.27	38.88	21,794	1.96		1.96		(1.16)		19
Year ended 12/31/12	23.55	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.87	17.46	17,657	1.98		1.98		(0.71	)(e)	24
Year ended 12/31/11	24.56	(0.36)		(0.13)	(0.49)	—	(0.52)	(0.52)	23.55	(2.01)	17,851	2.02		2.02		(1.40)		38
Class R
Six months ended 06/30/16	30.21	0.01		0.42	0.43	—	—	—	30.64	1.42	101,720	1.48	(d)	1.49	(d)	0.06	(d)	11
Year ended 12/31/15	34.18	(0.24)		(0.49)	(0.73)	—	(3.24)	(3.24)	30.21	(2.08)	103,249	1.45		1.45		(0.68)		30
Year ended 12/31/14	38.13	(0.19)		2.80	2.61	—	(6.56)	(6.56)	34.18	7.40	108,855	1.47		1.47		(0.50)		28
Year ended 12/31/13	28.95	(0.23)		11.58	11.35	—	(2.17)	(2.17)	38.13	39.55	106,983	1.46		1.46		(0.66)		19
Year ended 12/31/12	26.89	(0.06	)(e)	4.85	4.79	—	(2.73)	(2.73)	28.95	18.05	87,606	1.48		1.48		(0.21	)(e)	24
Year ended 12/31/11	27.83	(0.26)		(0.16)	(0.42)	—	(0.52)	(0.52)	26.89	(1.52)	70,749	1.52		1.52		(0.90)		38
Class Y
Six months ended 06/30/16	32.76	0.09		0.46	0.55	—	—	—	33.31	1.68	156,717	0.98	(d)	0.99	(d)	0.56	(d)	11
Year ended 12/31/15	36.60	(0.07)		(0.53)	(0.60)	—	(3.24)	(3.24)	32.76	(1.59)	149,745	0.95		0.95		(0.18)		30
Year ended 12/31/14	40.18	0.00		2.98	2.98	—	(6.56)	(6.56)	36.60	7.95	105,194	0.97		0.97		0.00		28
Year ended 12/31/13	30.33	(0.06)		12.16	12.10	(0.08)	(2.17)	(2.25)	40.18	40.24	73,035	0.96		0.96		(0.16)		19
Year ended 12/31/12	27.93	0.09	(e)	5.05	5.14	(0.01)	(2.73)	(2.74)	30.33	18.64	34,616	0.98		0.98		0.29	(e)	24
Year ended 12/31/11	28.73	(0.12)		(0.16)	(0.28)	—	(0.52)	(0.52)	27.93	(0.99)	8,108	1.02		1.02		(0.40)		38
Investor Class
Six months ended 06/30/16	33.40	0.05		0.47	0.52	—	—	—	33.92	1.56	219,932	1.23	(d)	1.24	(d)	0.31	(d)	11
Year ended 12/31/15	37.34	(0.16)		(0.54)	(0.70)	—	(3.24)	(3.24)	33.40	(1.82)	231,853	1.20		1.20		(0.43)		30
Year ended 12/31/14	40.97	(0.10)		3.03	2.93	—	(6.56)	(6.56)	37.34	7.67	279,828	1.22		1.22		(0.25)		28
Year ended 12/31/13	30.92	(0.15)		12.39	12.24	(0.02)	(2.17)	(2.19)	40.97	39.92	281,811	1.21		1.21		(0.41)		19
Year ended 12/31/12	28.49	0.01	(e)	5.15	5.16	—	(2.73)	(2.73)	30.92	18.34	209,842	1.23		1.23		0.04	(e)	24
Year ended 12/31/11	29.37	(0.20)		(0.16)	(0.36)	—	(0.52)	(0.52)	28.49	(1.24)	209,381	1.27		1.27		(0.65)		38
Class R5
Six months ended 06/30/16	35.28	0.12		0.50	0.62	—	—	—	35.90	1.76	987,694	0.82	(d)	0.83	(d)	0.72	(d)	11
Year ended 12/31/15	39.10	(0.02)		(0.56)	(0.58)	—	(3.24)	(3.24)	35.28	(1.43)	987,791	0.82		0.82		(0.05)		30
Year ended 12/31/14	42.44	0.07		3.15	3.22	—	(6.56)	(6.56)	39.10	8.09	970,303	0.82		0.82		0.15		28
Year ended 12/31/13	31.92	(0.01)		12.82	12.81	(0.12)	(2.17)	(2.29)	42.44	40.46	780,094	0.83		0.83		(0.03)		19
Year ended 12/31/12	29.27	0.14	(e)	5.29	5.43	(0.05)	(2.73)	(2.78)	31.92	18.77	621,522	0.83		0.83		0.44	(e)	24
Year ended 12/31/11	30.03	(0.06)		(0.18)	(0.24)	—	(0.52)	(0.52)	29.27	(0.81)	501,895	0.83		0.83		(0.21)		38
Class R6
Six months ended 06/30/16	35.37	0.14		0.50	0.64	—	—	—	36.01	1.81	173,596	0.72	(d)	0.73	(d)	0.82	(d)	11
Year ended 12/31/15	39.17	0.02		(0.58)	(0.56)	—	(3.24)	(3.24)	35.37	(1.38)	172,477	0.73		0.73		0.04		30
Year ended 12/31/14	42.46	0.10		3.17	3.27	—	(6.56)	(6.56)	39.17	8.21	138,937	0.73		0.73		0.24		28
Year ended 12/31/13	31.92	0.02		12.81	12.83	(0.12)	(2.17)	(2.29)	42.46	40.53	116,657	0.74		0.74		0.06		19
Year ended 12/31/12(f)	34.10	0.05	(e)	0.56	0.61	(0.06)	(2.73)	(2.79)	31.92	1.97	9	0.75	(g)	0.75	(g)	0.52	(e)(g)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $590,653, $2,024, $15,141, $96,074, $147,787, $213,409, $947,748 and $164,707 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.12) and (0.39)%, $(0.29) and (1.14)%, $(0.29) and (1.14)%, $(0.19) and (0.64)%, $(0.04) and (0.14)%, $(0.12) and (0.39)%, $0.01 and 0.01% and $0.01 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/16)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,015.60	$6.16	$1,018.75	$6.17	1.23%
B	1,000.00	1,012.20	9.91	1,015.02	9.92	1.98
C	1,000.00	1,011.80	9.90	1,015.02	9.92	1.98
R	1,000.00	1,014.20	7.41	1,017.50	7.42	1.48
Y	1,000.00	1,016.80	4.91	1,019.99	4.92	0.98
Investor	1,000.00	1,015.60	6.16	1,018.75	6.17	1.23
R5	1,000.00	1,017.60	4.11	1,020.79	4.12	0.82
R6	1,000.00	1,018.10	3.61	1,021.28	3.62	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2016 through June 30, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17                         Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Small-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

18                         Invesco Small Cap Growth Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of other mutual funds sub-advised by Invesco Advisers.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco

Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although

Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

19                         Invesco Small Cap Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	SCG-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP confirmed that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are substantially similar to circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 2, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 2, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.